No Load Class
May 1, 2008	Prospectus	www.kineticsfunds.com

The Internet Fund The Global Fund The Paradigm Fund The Medical Fund The Small Cap Opportunities Fund The Market Opportunities Fund The Water Infrastructure Fund The Multi-Disciplinary Fund
Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Overview	1
The Internet Fund	3
The Global Fund	9
The Paradigm Fund	15
The Medical Fund	20
The Small Cap Opportunities Fund	25
The Market Opportunities Fund	30
The Water Infrastructure Fund	35
The Multi-Disciplinary Fund	40
Main Risks of Investing in Each of the Funds	44
Portfolio Holdings Information	49
Management of the Funds and the Portfolios	49
Valuation of Fund Shares	52
How to Purchase Shares	53
How to Redeem Shares	55
Exchange Privilege	58
Distributions and Taxes	58
Distribution of Shares	61
Unique Characteristics of Master/Feeder Fund Structure	61
Counsel and Independent Registered Public Accounting Firm	62
Financial Highlights	63

Kinetics Mutual Funds, Inc.
This combined Prospectus discusses the No Load Class of eight series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio).  Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”
Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Sub-Adviser (for The Water Infrastructure Fund)
Aqua Terra Asset Management, LLC
Minimum Initial Investment
$2,500
May 1, 2008

OVERVIEW

The Internet Fund (the “Internet Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”).  The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Global Fund (the “Global Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Global Portfolio (the “Global Portfolio”).  The Global Portfolio invests primarily in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and secondarily in U.S. companies benefiting from international economic growth.  The Global Fund was formerly known as the Internet Emerging Growth Fund.

The Paradigm Fund (the “Paradigm Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”).  The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues.  A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”).  The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged generally in the medical research, pharmaceutical treatments and related medical technology industries with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”).  The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as little or no institutional ownership, short-term earnings shortfalls, lack of significant analyst coverage, stocks selling at or below book or replacement value, and price to earnings ratios that are less than one half of their projected growth rate.

The Market Opportunities Fund (the “Market Opportunities Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Market Opportunities Portfolio (the “Market Opportunities Portfolio”).  The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry.

The Water Infrastructure Fund (the “Water Infrastructure Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Water Infrastructure Portfolio (the “Water Infrastructure Portfolio”).  The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities.

The Multi-Disciplinary Fund (the “Multi-Disciplinary Fund”) is a non-diversified fund that seeks to provide investors with total return, which is expected to include both income and capital appreciation, by investing all of its investable assets in the Multi-Disciplinary Portfolio (the “Multi-Disciplinary Portfolio”).  The Multi-Disciplinary Portfolio utilizes a two-part investment strategy.  The first component of the Multi-Disciplinary Portfolio is primarily a fixed-income portfolio.  The second component of the Multi-Disciplinary Portfolio is a portfolio of various option strategies that may include short puts, covered calls, long calls and a variety of other derivatives.  These strategies may result in the Multi-Disciplinary Portfolio holding equity securities.

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The Statement of Additional Information (the “SAI”) contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund (other than the Multi-Disciplinary Fund) may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

2

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital.  The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities.  The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike.  The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet.  Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

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»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.  The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Internet Portfolio engages in a temporary defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund.  The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

4

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.  The past performance of the Internet Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Internet Fund’s No Load Class or the Internet Portfolio will perform in the future.

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The Internet Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	1999	Q1	93.07%
Worst Quarter:	2000	Q2	-33.42%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2007
	1 Year	5 Years	10 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load
Return before taxes	26.81%	17.50%	21.56%	19.70%
Return after taxes on distributions	26.47%	17.23%	21.41%	19.57%
Return after taxes on distributions and sale of Fund shares(2)	17.52%	15.31%	19.80%	18.13%
S&P 500® Index(3)	5.49%	12.83%	5.91%	8.46%
NASDAQ Composite® Index(4)	9.81%	14.71%	5.38%	7.06%

(1)
The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000.  The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

6

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		No Load Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		0.74%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.49%
Total Annual Fund Operating Expenses(8)		1.99%

(1)	This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Internet Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.   If this fee is imposed it will raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)
As of March 1, 2008, the Investment Adviser to the Internet Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.89%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

7

	1 Year	3 Years	5 Years	10 Years
No Load Class	$202	$624	$1,073	$2,317

8

THE GLOBAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Global Fund is long-term growth of capital.

Principal Investment Strategies
The Global Fund seeks to achieve its investment objective by investing all of its investable assets in the Global Portfolio.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, Global Depositary Receipts (“GDRs”) and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world.   The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth.  An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business.  Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»
Infrastructure:  Companies that hold equity stakes in or are involved in building, owning  or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.;

»	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources;

»	Utilities: Companies and industries such as gas, electric and telephone;

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services;

»	Real Estate Development: Companies that provide commercial real estate property and services;

»	Business Services: Companies that provide business-to-business products and services;

»	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.;

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content;

»	Travel & Leisure: Companies that provide transportation and recreational services; and

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

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The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Global Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Global Portfolio engages in a temporary defensive strategy, the Global Portfolio and, therefore, the Global Fund, may not achieve its investment objective.

Fund Structure
The Global Portfolio has an investment objective identical to that of the Global Fund.  The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

Principal Risks of Investment
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s and therefore, the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

10

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares and therefore, the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Global Fund

The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the MSCI EAFE Index, the S&P 500® Index and the NASDAQ Composite® Index, all of which represent broad measures of market performance.  As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus.  The prior performance shown represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The past performance of the Global Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Global Fund’s No Load Class or the Global Portfolio will perform in the future.

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The Global Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.93%
Worst Quarter:	2000	Q4	-38.09%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2007
	1 Year	5 Years	Since Inception(1)
The Global Fund (WWWEX) No Load
Return before taxes	4.27%	12.47%	-6.52%
Return after taxes on distributions	2.78%	11.41%	-7.07%
Return after taxes on distributions and sale of Fund shares(2)	3.48%	10.37%	-5.57%
MSCI EAFE Index(3)	8.62%	18.79%	3.14%
S&P 500® Index(4)	5.49%	12.83%	1.66%
NASDAQ Composite® Index (5)	9.81%	14.71%	-5.21%

(1)
The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000.  The returns for the three indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.  As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The S&P 500® Index and NASDAQ Composite® Index are being replaced with the MSCI EAFE Index to reflect the change in the Fund’s investment strategy.

(4)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(5)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

12

Fees and Expenses of the Global Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Global Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)		No Load Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		2.59%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	2.34%
Total Annual Fund Operating Expenses(8)		3.84%

(1)	This fee table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Global Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.   If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Global Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Global Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)
As of March 1, 2008, the Investment Adviser to the Global Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.39%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Global Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Global Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

13

	1 Year	3 Years	5 Years	10 Years
No Load Class	$386	$1,172	$1,976	$4,070

14

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies.  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues.  A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria.  Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

15

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund.  The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

16

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the returns for the Paradigm Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Paradigm Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Paradigm Fund’s No Load Class or the Paradigm Portfolio will perform in the future.

The Paradigm Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	20.63%
Worst Quarter:	2000	Q2	-12.55%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

17

Average Annual Total Returns as of 12/31/2007
	1 Year	5 Years	Since Inception(1)
The Paradigm Fund (WWNPX) No Load
Return before taxes	21.15%	26.29%	15.88%
Return after taxes on distributions	21.00%	26.04%	15.73%
Return after taxes on distributions and sale of Fund shares(2)	13.94%	23.44%	14.23%
S&P 500® Index(3)	5.49%	12.83%	1.66%
NASDAQ Composite® Index (4)	9.81%	14.71%	-5.21%

(1)
The Paradigm Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000.  The returns for the two indices in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		No Load Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		0.43%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.18%
Total Annual Fund Operating Expenses(8)		1.68%

(1)	This fee table and example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

18

(8)
As of March 1, 2008, the Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$171	$530	$913	$1,987

19

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.  The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities.  Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

20

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Medical Portfolio engages in a temporary defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund.  The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

21

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly  and through ADRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore, the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Medical Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Medical Fund’s No Load Class or the Medical Portfolio will perform in the future.

The Medical Fund – No Load Class
Calendar Year Returns as of 12/31

22

Best Quarter:	2000	Q1	26.57%
Worst Quarter:	2002	Q2	-19.65%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2007
	1 Year	5 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return before taxes	15.47%	11.64%	10.17%
Return after taxes on distributions	14.76%	11.28%	9.92%
Return after taxes on distributions and sale of Fund shares(2)	10.88%	10.15%	8.98%
S&P 500® Index(3)	5.49%	12.83%	3.33%
NASDAQ Composite® Index(4)	9.81%	14.71%	-0.42%

(1)
The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000.  The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does note include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		No Load Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		1.16%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.91%
Total Annual Fund Operating Expenses(8)		2.41%

23

(1)	This fee table and example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Medical Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)
As of March 1, 2008, the Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.39%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$244	$751	$1,285	$2,746

24

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.  The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria.  Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

25

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund.  The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s and therefore, the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

26

»
Management Risk:  There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the returns for the Small Cap Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Small Cap Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Small Cap Fund’s No Load Class or the Small Cap Portfolio will perform in the future.

The Small Cap Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.70%
Worst Quarter:	2002	Q3	-21.56%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

27

Average Annual Total Returns as of 12/31/2007
	1 Year	5 Years	Since Inception(1)
The Small Cap Opportunities Fund (KSCOX)No Load
Return before taxes	19.65%	27.50%	17.05%
Return after taxes on distributions	19.44%	27.07%	16.76%
Return after taxes on distributions and sale of Fund shares (2)	12.96%	24.40%	15.17%
S&P 500® Index(3)	5.49%	12.83%	1.79%
NASDAQ Composite® Index (4)	9.81%	14.71%	-6.86%
(1)
The Small Cap Fund’s No Load Class shares commenced operations on March 20, 2000, and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000.  The returns for the two indices in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		No Load Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		0.46%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.21%
Total Annual Fund Operating Expenses(8)		1.71%

(1)	This fee table and example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.   If this fee is imposed it will raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.

28

(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)
As of March 1, 2008, the Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$174	$539	$928	$2,019

29

THE MARKET OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.

Principal Investment Strategies
The Market Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in the Market Opportunities Portfolio.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital markets includes companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses.  The Market Opportunities Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, as well as derivative exchanges and companies that derive at least 20% of their revenue from such exchanges or from the gaming industry.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Investment Adviser selects portfolio securities by evaluating a company’s balance sheets, corporate revenues, earnings and dividends.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

30

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, the Market Opportunities Portfolio and therefore, the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund.  The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s and therefore, the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector/Industry Concentration Risks To the extent that the Market Opportunities Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries.  For instance, companies in either the capital markets or gaming industry may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in that industry.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly and through ADRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares and therefore, the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

31

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Market Opportunities Fund

The bar chart and table shown below illustrate the returns for the Market Opportunities Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart shows the Market Opportunities Fund’s performance for the last calendar year.  The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Market Opportunities Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund’s No Load Class or the Market Opportunities Portfolio will perform in the future.

The Market Opportunities Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2007	Q3	12.03%
Worst Quarter:	2007	Q4	5.08%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

32

Average Annual Total Returns as of 12/31/2007
	1 Year	Since Inception(1)
The Market Opportunities Fund (KMKNX) No Load
Return before taxes	34.03%	28.64%
Return after taxes on distributions	33.96%	28.57%
Return after taxes on distributions and sale of Fund shares(2)	22.13%	24.70%
S&P 500® Index(3)	5.49%	9.51%
NASDAQ Composite® Index(4)	9.81%	7.58%

(1)
The Market Opportunities Fund’s No Load Class shares commenced operations on January 31, 2006.  The returns for the two indices in this column have been calculated since the January 31, 2006 inception date of the Market Opportunities Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Market Opportunities Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Market Opportunities Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		No Load Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		0.66%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.41%
Total Annual Fund Operating Expenses(8)		1.91%

(1)	This fee table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Market Opportunities Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Market Opportunities Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Market Opportunities Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Market Opportunities Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.

33

(6)
The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio for investment advisory services.

(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)
As of March 1, 2008, the Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Market Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Market Opportunities Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$194	$600	$1,032	$2,233

34

THE WATER INFRASTRUCTURE FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Water Infrastructure Fund is long-term growth of capital.  The Water Infrastructure Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Water Infrastructure Fund seeks to achieve its investment objective by investing all of its investable assets in the Water Infrastructure Portfolio.  Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs and IDRs), of U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resource industry if at least 50% of its revenues come from water-related activities or activities related to natural resources.  The Water Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Under normal circumstances, the Water Infrastructure Portfolio will invest no more than 20% of its net assets in fixed income securities.  There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Water Infrastructure Portfolio may invest; provided, however, that the Water Infrastructure Portfolio will invest no more than 10% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the  Sub-Adviser has determined to be of comparable quality.

The Water Infrastructure Portfolio aims to invest in securities issued by companies operating in the water infrastructure and natural resource sector globally.  The companies targeted in the water sector will include, but are not limited to, water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities.  Companies targeted in the natural resource sector are those that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy.

There are no limitations on the amount that the Water Infrastructure Portfolio may invest or hold in any single issuer; however, the Portfolio currently intends to limit its investments at the time of purchase to 10% of the Water Infrastructure Portfolio’s assets in any single position.  The companies in which the Water Infrastructure Portfolio may invest may be large, medium or small in size if, in the Sub-Adviser’s opinion, they meet the Water Infrastructure Portfolio’s investment criteria.

The Sub-Adviser uses a value-based strategy in managing the Water Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered.  When determining the intrinsic value of each potential company for the Water Infrastructure Portfolio, the Sub-Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital.  In addition, the Sub-Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

35

The Water Infrastructure Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Water Infrastructure Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Water Infrastructure Portfolio engages in a temporary defensive strategy, the Water Infrastructure Portfolio and therefore, the Water Infrastructure Fund, may not achieve its investment objective.

Fund Structure
The Water Infrastructure Portfolio has an investment objective identical to that of the Water Infrastructure Fund.  The Water Infrastructure Fund may withdraw its investment from the Water Infrastructure Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Water Infrastructure Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Water Infrastructure Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Water Infrastructure Fund or retaining an investment adviser, including the current Investment Adviser or Sub-Adviser(s), to manage the Water Infrastructure Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water Infrastructure Fund, Water Infrastructure Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Water Infrastructure Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser or Sub-Adviser(s) may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio’s and therefore, the Water Infrastructure Fund’s, investment objective.

»
Liquidity Risks: The Water Infrastructure Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

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Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may invest in the equity securities of small and medium size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water Infrastructure Portfolio’s assets.

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»
Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Water Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure Portfolio’s shares and therefore, the Water Infrastructure Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
New Fund Risks:  There can be no assurance that the Water Infrastructure Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser or Sub-Adviser(s) may recommend that the Fund be liquidated.

»
Water Infrastructure Industry Specific Risks:  Adverse developments in the water industry may significantly affect the value of the shares of the Water Infrastructure Fund.  Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation.  There can be no assurances that the regulatory environment will remain the same.  Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies’ ability to produce favorable returns.

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Value Style Risks:  Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

»
Derivatives Risks:  The Water Infrastructure Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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Natural Resources Investment Risks:  Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources.  These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

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Management Risk:  There is no guarantee that the Water Infrastructure Fund will meet its investment objective. Neither the Investment Adviser nor the Sub-Adviser can guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

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Performance of the Water Infrastructure Fund

The Water Infrastructure Fund commenced operations on June 29, 2007.  The bar chart and performance table have been omitted for the Water Infrastructure Fund because the Fund has been in operation for less than one calendar year.

Fees and Expenses of the Water Infrastructure Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Water Infrastructure Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		No Load Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		2.37%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	2.12%
Total Annual Fund Operating Expenses(7) (8)		3.62%

(1)	This fee table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15.00 per wire), returned checks and exchanges executed by telephone between the Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Water Infrastructure Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Water Infrastructure Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Water Infrastructure Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio for investment advisory services.

(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”.  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.  Because the Water Infrastructure Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(8)
As of March 1, 2008, the Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Water Infrastructure Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the No Load Class of the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Water Infrastructure Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$364	$1,109	$1,873	$3,880

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THE MULTI-DISCIPLINARY FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Multi-Disciplinary Fund is total return.  This investment objective is non-fundamental, which means that the Board of Directors may change the investment objective without shareholder approval.

Principal Investment Strategies
The Multi-Disciplinary Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investment, plus capital appreciation, if any. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities and in derivatives.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  Fixed-income securities include corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  The Multi-Disciplinary Portfolio’s fixed-income component focuses primarily on investment-grade corporate bonds, issued principally in the United States.  Bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 90% of its net assets in selling equity put options.  The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Multi-Disciplinary Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange.  They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options.  By writing put options, the Multi-Disciplinary Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Multi-Disciplinary Portfolio.  The Multi-Disciplinary Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Portfolio has written.

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The Multi-Disciplinary Portfolio may hold equity securities in limited circumstances.  For example, if put options are exercised against the Multi-Disciplinary Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Multi-Disciplinary Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Portfolio’s assets in any single position.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current relative valuation and earning potential and assesses the company’s competitive positioning.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

The Multi-Disciplinary Portfolio may invest up to 20% of its total assets at the time of purchase in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Multi-Disciplinary Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Multi-Disciplinary Portfolio engages in a temporary defensive strategy, the Multi-Disciplinary Portfolio and, therefore, the Multi-Disciplinary Fund, may not achieve its investment objective.

Fund Structure
The Multi-Disciplinary Portfolio has an investment objective identical to that of the Multi-Disciplinary Fund.  The Multi-Disciplinary Fund may withdraw its investment from the Multi-Disciplinary Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Multi-Disciplinary Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Fund’s assets directly.

Principal Risks of Investment
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

41

»
Derivatives Risks:  The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio.  To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment.

»
Option Transaction Risks:  Purchasing and writing put and call options and, in particular, writing "uncovered" options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s and, therefore, the Multi-Disciplinary Fund’s, investment objective.

»
Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares and therefore, the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

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»
New Fund Risks:  There can be no assurance that the Multi-Disciplinary Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser may recommend that the Multi-Disciplinary Fund be liquidated.

»
Management Risk:  There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Multi-Disciplinary Fund

The Multi-Disciplinary Fund commenced operations on February 11, 2008.  The bar chart and performance table have been omitted for the Multi-Disciplinary Fund because the Fund has been in operation for less than one calendar year.

Fees and Expenses of the Multi-Disciplinary Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Multi-Disciplinary Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		No Load Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses (7)		1.40%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	1.15%
Total Annual Fund Operating Expenses(7) (8)		2.65%

(1)	This fee table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15.00 per wire), returned checks and exchanges executed by telephone between the Multi-Disciplinary Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Multi-Disciplinary Fund to help defray any potential expenses to the Multi-Disciplinary Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Multi-Disciplinary Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Multi-Disciplinary Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio for investment advisory services.

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(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”.  “Other Operating Expenses” include administration fees, transfer agency fees, and all other ordinary operating expenses not listed above.  Because the Multi-Disciplinary Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(8)
Since inception, the Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.49%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:

	1 Year	3 Years
No Load Class	$268	$823

Main Risks of Investing in each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio.  The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.  A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administrative fees borne by the Portfolio.

Market Risk—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

44

Internet Industry Specific Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry.  Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries.  Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies.  These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.  The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.

Medical Research Industry Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted).  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.

Non-Diversification—All Funds
Each Portfolio is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Investment in Small and Medium-Size Companies—All Funds except the Multi-Disciplinary Fund
Each Portfolio (other than the Multi-Disciplinary Portfolio) may invest in small or medium-size companies.  Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less).  The market prices of the securities of such companies tend to be more volatile than those of larger companies.  Further, these securities tend to trade at a lower volume than those of larger, more established companies.  If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

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Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), to fund investment activities or to achieve higher returns.  Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s (or Sub-Adviser’s) ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively.  In addition, a Portfolio's ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

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Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Industry Specific Risks—The Water Infrastructure Fund
To the extent that the Water Infrastructure Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries.  For instance, companies involved in the water industry may be located in societies (i.e., countries or geographic areas) that are suffering from water stress or scarcity and which do not possess healthy financial markets for business.  These societies may not provide a stable environment for companies to operate.  As such, companies located in these societies must manage both business risk and reputational risk.  Additional risks of concentrating in the water industry include environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Credit Default Swap Agreements—The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Multi-Disciplinary Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Multi-Disciplinary Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Multi-Disciplinary Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

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Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Multi-Disciplinary Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)–The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Multi-Disciplinary Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Multi-Disciplinary Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Multi-Disciplinary Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Multi-Disciplinary Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed.  For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Multi-Disciplinary Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

The Multi-Disciplinary Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Multi-Disciplinary Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Multi-Disciplinary Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

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Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s total holdings, and (b) top five performing and bottom five performing portfolio holdings of each Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser and Sub-Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $14.685 billion in assets as of December 31, 2007.  The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio.  The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets.  However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2007, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Global Portfolio	0.00%
Paradigm Portfolio	1.25%
Medical Portfolio	0.32%
Small Cap Opportunities Portfolio	1.25%
Market Opportunities Portfolio	1.08%
Water Infrastructure Portfolio(1)	N/A
Multi-Disciplinary Portfolio(2)	N/A

(1)   The Water Infrastructure Portfolio commenced operations on June 29, 2007.
(2)   The Multi-Disciplinary Portfolio commenced operations on February 11, 2008.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

The Investment Adviser has selected, and the Company’s Board of Directors has approved, Aqua Terra Asset Management LLC (“Sub-Adviser” or “Aqua Terra”) as sub-adviser for the Water Infrastructure Portfolio.  Aqua Terra, 4 Tower Bridge, 200 Barr Harbor Drive, West Conshohocken, Pennsylvania 19428, is a majority owned subsidiary of Boenning & Scattergood Holdings, Inc. and had approximately $24.2 million in assets under management as of December 31, 2007.  Founded in 1913, Boenning & Scattergood is a full service investment and brokerage firm.  Aqua Terra provides investment advisory services in the water and water infrastructure sector.

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The Investment Adviser will review, monitor and report to the Board of Trustees of the Trust on the performance and investment procedures of Aqua Terra and assist and consult with Aqua Terra in connection with the Water Infrastructure Portfolio’s investment program.  The Investment Adviser will also be responsible for the selection of broker-dealers, the negotiation of commission rates and the execution of transactions of the Water Infrastructure Portfolio.  Aqua Terra, under the supervision of the Investment Adviser, is responsible for decisions to buy and sell securities for the Water Infrastructure Portfolio. Payments to the Sub-Adviser for its services are made by the Investment Adviser, not by the Water Infrastructure Portfolio.  For its services, Aqua Terra receives sub-advisory fees from the Investment Adviser at the annual rate of 0.35% of the average daily net assets of the Water Infrastructure Portfolio.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for each Portfolio (other than the Multi-Disciplinary Portfolio) and the investment sub-advisory agreement for the Water Infrastructure Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2007.  A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Multi-Disciplinary Portfolio is available in the Company’s annual report to shareholders for the period ended December 31, 2007.

Kinetics as the Investment Adviser to each Portfolio, and Aqua Terra as Sub-Adviser to the Water Infrastructure Portfolio, are each engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Their services are not exclusive to the applicable Portfolios and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees.  The following persons are members of each committee:  Bruce P. Abel, Paul A. Berman, Paul Mampilly, Steven Tuen and Murray Stahl.  Each person’s role on a committee varies from Portfolio to Portfolio.  The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

The lead portfolio manager for the Internet Portfolio committee is Mr. Doyle, Chairman of the Board and President of the Company.  He has been managing the Portfolio since June 1999.  In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon.  Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead co-portfolio managers for the Global Portfolio committee are Mr. Tuen and Mr. Mampilly.  They are responsible for the Global Portfolio’s day-to-day management.  Mr. Tuen joined the Investment Adviser in 1999.  He has been managing the Global Portfolio since its inception.  Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon.    Mr. Mampilly joined the Investment Adviser in 2006 and has over sixteen years experience as an investment professional.  He has been managing the Global Portfolio since March 2008.  Prior to joining Kinetics, Mr. Mampilly founded The Capuchin Group, distributor of a behavioral financial newsletter, for which he acted as author, editor and publisher from October 2003 through July 2006.  From January 2002 through May 2003, Mr. Mampilly held employment with ING Funds as a senior research analyst and healthcare group head, responsible for managing a team of analysts covering healthcare related companies of all market capitalizations.  Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen and Mr. Mampilly.

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The lead co-portfolio managers of the Paradigm Portfolio committee are Mr. Stahl and Mr. Doyle, who have been managing the Portfolio since its inception.  Mr. Stahl has served as Director of Research since 2000.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon.  Each other committee member serves as a research analyst.  Mr. Mampilly provides substantial input on research, stock selection and portfolio composition.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

The lead portfolio manager for the Medical Portfolio committee is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager.  He has been managing the Portfolio since its inception.  Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment.  Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The lead co-portfolio managers of the Small Cap Portfolio committee are Mr. Doyle and Mr. Stahl who have been managing the Portfolio since October 2002.  Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead co-portfolio managers of the Market Opportunities Portfolio committee are Mr. Stahl and Mr. Doyle who have been managing the Portfolio since its inception.  Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead portfolio manager of the Multi-Disciplinary Portfolio committee is Mr. Stahl, who has been managing the Portfolio since its inception.  Mr. Berman has also been responsible for the Multi-Disciplinary Portfolio’s day-to-day management since its inception.  Mr. Berman has been a financial and investment professional since 1983, specifically in the areas of mergers and acquisitions of distressed and/or highly leveraged companies, distressed debt restructuring, equity research and asset management.  In addition to being a Portfolio Manager at Kinetics since February 2008, Mr. Berman has been a Portfolio Manager at Horizon since July 2006.  Previously, he served as managing member of Polestar Capital Management, LLC and portfolio manager for PoleStar Partners, L.P. from 2003 through 2006.

Investment Professionals for the Sub-Adviser

William S. Brennan serves as the portfolio manager and is responsible for the day-to-day management of the Water Infrastructure Portfolio.  Gerard Sweeney serves as a research analyst.

Mr. Brennan has been President and Managing Partner of Aqua Terra, a subsidiary of Boenning & Scattergood since its inception on November 14, 2006, and serves as the portfolio manager of the Water Infrastructure Portfolio.  He joined Boenning & Scattergood in 2004 as managing director, Director of Equities, after working at Avondale Partners beginning in 2002, where he was Director, Institutional Sales.  He is also an Adjunct Professor in the Graduate MBA program at Villanova University School of Business and an Adjunct Finance Professor at Cabrini College.  From 1999 through 2006, he served as a strategy and portfolio advisor to a private hedge fund that invests in the domestic and international water sectors.

Mr. Sweeney has been a Senior Analyst and Portfolio Administrator for Aqua Terra since its inception on November 14, 2006. Prior to his involvement with Aqua Terra, he was a vice president at Boenning & Scattergood where he served as Equity Syndicate Manager and a senior institutional equity salesperson from 2004 to 2006.  From 2000 through 2004, he was a member of Janney Montgomery Scott’s Syndicate Desk specializing in water related equity financings.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

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Valuation of Fund Shares

Shares of each Fund’s No Load Class are sold at NAV per share, which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares.  See “Trading in Foreign Securities.”  Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices.  Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued based on the quotations obtained from market makers, dealers, or pricing services.  Securities which have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser (or Sub-Adviser) may determine in good faith, in accordance with a Portfolio’s valuation procedures as approved by the Board of Trustees.

A Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser (or Sub-Adviser), do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser (or Sub-Adviser) compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

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Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
No Load Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV next computed after an order and payment is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts).  The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100.  The Company reserves the right to vary or waive any minimum investment requirement.  Each Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application Form is received by the Funds or their transfer agent.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.

The minimum telephone purchase is $100.  You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Funds’ transfer agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the New Account Application Form or call the Funds’ transfer agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Funds’ transfer agent has received your request.  Any request to change or terminate your AIP should be submitted to the transfer agent 5 days prior to the desired effective date of such change or termination.  The Funds may modify or terminate the AIP at any time.

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Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted.  You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address.  Upon receipt of your completed New Account Application Form, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

Wire to:			U.S. Bank N.A.
●	ABA Number:	─	075000022
●	Credit:	─	U.S. Bancorp Fund Services, LLC
●	Account:	─	112-952-137
●	Further Credit:	─	Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100).  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p. m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

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Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA.  Each Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV.  To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

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Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Funds’ transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at 1-800-930-3828.  A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the New Account Application Form.

Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service.  The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form.  If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  The minimum systematic withdrawal amount is $100.

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The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund.  Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the New Account Application Form, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of a Fund and its shareholders.  The Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase.  These fees are paid to the Funds to help offset any potential transaction costs.

The Funds will use the first-in, first-out method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser (or Sub-Adviser) or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

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Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program.  As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Funds’ transfer agent at 1-800-930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., No Load Class shares for No Load Class shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a Fund before exchanging shares into that Fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

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Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
Each Fund has qualified and intends to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by a Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by a Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.  You will be notified annually of the tax status of distributions to you.

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You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange of shares pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, or have failed to certify that you are an “exempt recipient,” the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
For nonresident aliens, foreign corporations and other foreign investors, fund distributions attributable to net long-term capital gains of a Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in a Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to any portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

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Sunset of Tax Provisions
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Funds is provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York 10591, is the distributor for the shares of the Funds.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds.  For this service, the Investment Adviser receives an annual shareholder-servicing fee from each Class equal to 0.25% of each Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S Bancorp Fund Services, LLC (“USBFS”) serves as administrator to each Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.  USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

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In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses.  However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio).  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investments from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

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Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years).  Most of the information reflects financial results with respect to a single No Load Class share of each Fund. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).  As of March 14, 2008, the Global Fund (formerly the Internet Emerging Growth Fund) changed to the investment strategy set forth in this Prospectus.  The prior performance shown represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The financial information provided for the fiscal years ended December 31, 2007, 2006, 2005 and 2004 was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request.  The financial information provided for the fiscal year ended December 31, 2003, was audited by the Funds’ former auditors.

There are no financial highlights for the Multi-Disciplinary Fund because it commenced operations on February 11, 2008.

The Internet Fund
	No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006		No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004	No Load Class for the Year Ended December 31, 2003
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$28.62	$24.66		$25.29	$23.31	$16.69
Income from Investment Operations:
Net investment income (loss)	0.30 (2)	(0.08	)(2)	0.11 (2)	0.10 (2)	0.03
Net realized and unrealized gain (loss) on investments	7.37	4.15		(0.54)	2.25	6.66
Total from investment operations	7.67	4.07		(0.43)	2.35	6.69
Redemption Fees	0.00 (3)	0.00	(3)	0.00 (3)	—	—
Less Distributions:
From net investment income	(0.35)	(0.11)		(0.20)	(0.37)	(0.07)
From net realized gains	—	—		—	—	—
Total distributions	(0.35)	(0.11)		(0.20)	(0.37)	(0.07)
Net Asset Value, End of Year	$35.94	$28.62		$24.66	$25.29	$23.31
Total Return	26.81%	16.50%		(1.69)%	10.06%	40.11%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$166,787	$137,012		$148,260	$201,929	$230,971
Ratio of expenses to average net assets:
Before expense reimbursement	1.99%	1.98%		2.35%	2.37%	2.39%
After expense reimbursement	1.98%	1.85%		2.35%	2.37%	2.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.94%	(0.42)%		0.46%	0.44%	0.11%
After expense reimbursement	0.95%	(0.29)%		0.46%	0.44%	0.11%
Portfolio turnover rate	N/A	N/A		N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

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The Global Fund

	No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004	No Load Class for the Year Ended December 31, 2003
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$5.00	$4.43	$4.50	$4.28	$3.24
Income from Investment Operations:
Net investment income (loss)	0.22	0.13	0.15	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.01)	0.62	(0.03)	0.25	1.05
Total from investment operations	0.21	0.75	0.12	0.33	1.09
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	—	—
Less Distributions:
From net investment income	(0.31)	(0.18)	(0.19)	(0.11)	(0.05)
From net realized gains	—	—	—	—	—
Total distributions	(0.31)	(0.18)	(0.19)	(0.11)	(0.05)
Net Asset Value, End of Year	$4.90	$5.00	$4.43	$4.50	$4.28
Total Return	4.27%	16.90%	2.65%	7.67%	33.56%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$3,138	$3,991	$3,896	$4,584	$4,677
Ratio of expenses to average net assets:
Before expense reimbursement	3.84%	3.09%	3.22%	3.45%	3.64%
After expense reimbursement	1.48%	1.39%	2.69%	2.67%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.87%	3.00%	2.80%	1.08%	0.11%
After expense reimbursement	4.23%	1.30%	3.33%	1.84%	1.01%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Amount calculated is less than $0.005.

64

The Paradigm Fund

	No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005		No Load Class for the Year Ended December 31, 2004		No Load Class for the Year Ended December 31, 2003
PER SHARE DATA (1)
Net Asset Value, Beginning of Year	$25.79	$20.33	$17.54		$14.91		$10.12
Income from Investment Operations:
Net investment income (loss)	0.11 (2)	0.14 (2)	(0.03	)(2)	(0.06	)(2)	0.05
Net realized and unrealized gain (loss) on investments	5.35	5.52	2.82		3.17		4.79
Total from investment operations	5.46	5.66	2.79		3.11		4.84
Redemption Fees	0.00 (3)	0.00 (3)	0.03		—		—
Less Distributions:
From net investment income	(0.13)	(0.16)	(0.01)		(0.02)		(0.05)
From net realized gains	(0.13)	(0.04)	(0.02)		(0.46)		—
Total distributions	(0.26)	(0.20)	(0.03)		(0.48)		(0.05)
Net Asset Value, End of Year	$30.99	$25.79	$20.33		$17.54		$14.91
Total Return	21.15%	27.81%	16.11%		20.84%		47.87%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,910,518	$1,337,761	$418,914		$89,313		$57,646
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	1.68%	1.79%	1.93%		2.10%		2.24%
After expense reimbursement	1.68%	1.63%	1.69%		1.74%		1.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.39%	0.44%	(0.41)%		(0.77)%		0.57%
After expense reimbursement	0.39%	0.60%	(0.17)%		(0.41)%		1.07%
Portfolio turnover rate	N/A	N/A	N/A		N/A		N/A
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

65

The Medical Fund

	No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005		No Load Class for the Year Ended December 31, 2004		No Load Class for the Year Ended December 31, 2003
PER SHARE DATA (1)
Net Asset Value, Beginning of Year	$17.83	$16.64	$16.76		$15.67		$12.72
Income from Investment Operations:
Net investment income (loss)	0.10 (2)	0.06 (2)	(0.18	)(2)	(0.10	)(2)	(0.25)
Net realized and unrealized gain (loss) on investments	2.67	2.40	0.06		1.19		3.20
Total from investment operations	2.77	2.46	(0.12)		1.09		2.95
Redemption Fees	0.01	0.00 (3)	0.00	(3)	—		—
Less Distributions:
From net investment income	(0.10)	(0.04)	—		—		—
From net realized gains	(0.69)	(1.23)	—		—		—
Total distributions	(0.79)	(1.27)	—		—		—
Net Asset Value, End of Year	$19.82	$17.83	$16.64		$16.76		$15.67
Total Return	15.47%	14.81%	(0.72)%		6.96%		23.19%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$13,917	$15,527	$13,943		$19,583		$23,695
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	2.41%	2.28%	2.48%		2.54%		2.52%
After expense reimbursement	1.40%	1.44%	2.44%		2.39%		2.52%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.51)%	(0.51)%	(1.14)%		(1.31)%		(1.55)%
After expense reimbursement	0.50%	0.33%	(1.10)%		(1.16)%		(1.55)%
Portfolio turnover rate	N/A	N/A	N/A		N/A		N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

66

The Small Cap Opportunities Fund

	No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004	No Load Class for the Year Ended December 31, 2003
PER SHARE DATA (1)
Net Asset Value, Beginning of Year	$26.92	$21.02	$18.69	$16.55	$10.04
Income from Investment Operations:
Net investment income (loss)	0.01 (2)	0.03 (2)	0.12 (2)	0.22 (2)	0.25
Net realized and unrealized gain (loss) on investments	5.29	5.92	2.35	2.49	6.43
Total from investment operations	5.30	5.95	2.47	2.71	6.68
Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	—	—
Less Distributions:
From net investment income	(0.23)	(0.05)	(0.01)	(0.16)	(0.17)
From net realized gains	(0.07)	—	(0.13)	(0.41)	—
Total distributions	(0.30)	(0.05)	(0.14)	(0.57)	(0.17)
Net Asset Value, End of Year	$31.92	$26.92	$21.02	$18.69	$16.55
Total Return	19.65%	28.37%	13.17%	16.40%	66.51%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$729,278	$268,875	$55,979	$35,702	$23,665
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	1.71%	1.83%	1.93%	2.03%	2.34%
After expense reimbursement	1.69%	1.58%	1.66%	1.74%	2.34%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.00%	(0.14)%	0.18%	1.01%	2.14%
After expense reimbursement	0.02%	0.11%	0.45%	1.30%	2.14%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income (loss) per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	The amount is less than $0.005 per share.

67

The Market Opportunities Fund

	No Load Class for the Year Ended December 31, 2007	No Load Class January 31, 2006^ through December 31, 2006
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$12.05	$10.00
Income from Investment Operations:
Net investment income (loss)	0.04 (2)	0.04
Net realized and unrealized gain on investments	4.05	2.05
Total from investment operations	4.09	2.09
Redemption Fees	0.01	0.00	(3)
Less Distributions:
From net investment income	(0.03)	(0.04)
From net realized gain	—	—
Total distributions	(0.03)	(0.04)
Net Asset Value, End of Year	$16.12	$12.05
Total Return	34.03%	20.85	%(4)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$63,004	$7,994
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	1.91%	2.68	%(5)
After expense reimbursement	1.74%	1.46	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.12%	(0.76	)%(5)
After expense reimbursement	0.29%	0.46	%(5)
Portfolio turnover rate	N/A	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.

68

The Water Infrastructure Fund

	No Load Class June 29, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.00
Income from Investment Operations:
Net investment income	0.06	(2)
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.26
Redemption Fees	—
Less Distributions:
From net investment income	(0.04)
From net realized gain	(0.05)
Total distributions	(0.09)
Net Asset Value, End of Year	$10.17
Total Return	2.64	%(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,385
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	3.62	%(4)
After expense reimbursement	1.74	%(4)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.73	)%(4)
After expense reimbursement	1.15	%(4)
Portfolio turnover rate	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.

69

Kinetics Mutual Funds, Inc.

The Internet Fund	The Small Cap Opportunities Fund
The Global Fund	The Market Opportunities Fund
The Paradigm Fund	The Water Infrastructure Fund
The Medical Fund	The Multi-Disciplinary Fund

Investment Adviser and Shareholder Servicing Agent	Kinetics Asset Management, Inc 16 New Broadway Sleepy Hollow, NY 10591

Sub-Adviser	Aqua Terra Asset Management, LLC 4 Tower Bridge 200 Barr Harbor Drive, Suite 300 West Conshohocken, PA 19428-2979

Legal Counsel	Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103

Distributor	Kinetics Funds Distributor, Inc. 16 New Broadway Sleepy Hollow, NY 10591

Transfer Agent, Fund Accountant, and Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian	U.S. Bank N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated May 1, 2008
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
1-800-930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0104.

1940 Act File No. 811-09303

70

Institutional Class
May 1, 2008	Prospectus	www.kineticsfunds.com

The Internet Fund The Global Fund The Paradigm Fund The Medical Fund The Small Cap Opportunities Fund The Market Opportunities Fund The Water Infrastructure Fund The Multi-Disciplinary Fund
Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Overview	1
The Internet Fund	3
The Global Fund	10
The Paradigm Fund	16
The Medical Fund	22
The Small Cap Opportunities Fund	28
The Market Opportunities Fund	34
The Water Infrastructure Fund	40
The Multi-Disciplinary Fund	45
Main Risks of Investing in Each of the Funds	50
Portfolio Holdings Information	54
Management of the Funds and the Portfolios	55
Valuation of Fund Shares	57
How to Purchase Shares	59
How to Redeem Shares	61
Exchange Privilege	64
Distributions and Taxes	64
Distribution of Shares	67
Unique Characteristics of Master/Feeder Fund Structure	67
Counsel and Independent Registered Public Accounting Firm	68
Financial Highlights	69

Kinetics Mutual Funds, Inc.
This combined Prospectus discusses the Institutional Class of eight series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”

The Institutional Class of the Internet Fund, Global Fund and Medical Fund are not currently being offered by the Company.
Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Sub-Adviser (for The Water Infrastructure Fund)
Aqua Terra Asset Management, LLC
Minimum Initial Investment
$1,000,000
May 1, 2008

OVERVIEW

The Internet Fund (the “Internet Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Global Fund (the “Global Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Global Portfolio (the “Global Portfolio”). The Global Portfolio invests primarily in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and secondarily in U.S. companies benefiting from international economic growth. The Global Fund was formerly known as the Internet Emerging Growth Fund.

The Paradigm Fund (the “Paradigm Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged generally in the medical research, pharmaceutical treatments and related medical technology industries with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as little or no institutional ownership, short-term earnings shortfalls, lack of significant analyst coverage, stocks selling at or below book or replacement value, and price to earnings ratios that are less than one half of their projected growth rate.

The Market Opportunities Fund (the “Market Opportunities Fund) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Market Opportunities Portfolio (the “Market Opportunities Portfolio”). The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry.

The Water Infrastructure Fund (the “Water Infrastructure Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Water Infrastructure Portfolio (the “Water Infrastructure Portfolio”). The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities.

The Multi-Disciplinary Fund (the “Multi-Disciplinary Fund”) is a non-diversified fund that seeks to provide investors with total return, which is expected to include both income and capital appreciation, by investing all of its investable assets in the Multi-Disciplinary Portfolio (the “Multi-Disciplinary Portfolio”). The Multi-Disciplinary Portfolio utilizes a two-part investment strategy. The first component of the Multi-Disciplinary Portfolio is primarily a fixed-income portfolio. The second component of the Multi-Disciplinary Portfolio is a portfolio of various option strategies that may include short puts, covered calls, long calls and a variety of other derivatives. These strategies may result in the Multi-Disciplinary Portfolio holding equity securities.

The Statement of Additional Information (the “SAI”) contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund (other than the Multi-Disciplinary Fund) may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

2

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

3

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Internet Portfolio engages in a temporary defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

4

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Internet Fund

The Institutional Class shares of the Internet Fund had not commenced operations as of December 31, 2007. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.
5

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the Internet Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Internet Fund’s No Load Class or the Internet Portfolio will perform in the future.

6

The Internet Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	1999	Q1	93.07%
Worst Quarter:	2000	Q2	-33.42%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2007

	1 Year	5 Years	10 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load
Return before taxes	26.81%	17.50%	21.56%	19.70%
Return after taxes on distributions	26.47%	17.23%	21.41%	19.57%
Return after taxes on distributions and sale of Fund shares(2)	17.52%	15.31%	19.80%	18.13%
S&P 500® Index(3)	5.49%	12.83%	5.91%	8.46%
NASDAQ Composite® Index(4)	9.81%	14.71%	5.38%	7.06%

(1)
The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

7

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		Institutional Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		0.69%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.49%
Total Annual Fund Operating Expenses		1.94%
Less Expense Waiver and/or Reimbursement(8)		0.15%
Net Annual Fund Operating Expenses(9)		1.79%

(1)	This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Internet Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them. If this fee is imposed, it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2009.
(9)
As of March 1, 2008, the Investment Adviser to the Internet Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.69%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:
8

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$182	$595	$1,033	$2,252

9

THE GLOBAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Global Fund is long-term growth of capital.

Principal Investment Strategies
The Global Fund seeks to achieve its investment objective by investing all of its investable assets in the Global Portfolio. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, Global Depositary Receipts (“GDRs”) and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world. The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth. An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business. Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»
Infrastructure: Companies that hold equity stakes in or are involved in building, owning or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.;

»	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources;

»	Utilities: Companies and industries such as gas, electric and telephone;

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services;

»	Real Estate Development: Companies that provide commercial real estate property and services;

»	Business Services: Companies that provide business-to-business products and services;

»	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.;

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content;

»	Travel & Leisure: Companies that provide transportation and recreational services; and

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

10

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Global Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Global Portfolio engages in a temporary defensive strategy, the Global Portfolio and, therefore, the Global Fund, may not achieve its investment objective.

Fund Structure

The Global Portfolio has an investment objective identical to that of the Global Fund. The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

Principal Risks of Investment

The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Global Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s and therefore, the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

11

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares and therefore, the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Management Risk: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Global Fund

The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2007. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis). The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the MSCI EAFE Index, the S&P 500® Index and the NASDAQ Composite® Index, all of which represent broad measures of market performance. As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus. The prior performance shown represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities. The past performance of the Global Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Global Fund’s No Load Class or the Global Portfolio will perform in the future.

12

The Global Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.93%
Worst Quarter:	2000	Q4	-38.09%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2007

	1 Year	5 Years	Since Inception(1)
The Global Fund (WWWEX) No Load
Return before taxes	4.27%	12.47%	-6.52%
Return after taxes on distributions	2.78%	11.41%	-7.07%
Return after taxes on distributions and sale of Fund shares(2)	3.48%	10.37%	-5.57%
MSCI EAFE Index(3)	8.62%	18.79%	3.14%
S&P 500® Index(4)	5.49%	12.83%	1.66%
NASDAQ Composite® Index (5)	9.81%	14.71%	-5.21%

(1)
The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the three indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The S&P 500® Index and NASDAQ Composite® Index are being replaced with the MSCI EAFE Index to reflect the change in the Fund’s investment strategy.

(4)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(5)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

13

Fees and Expenses of the Global Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Global Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		Institutional Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		2.54%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	2.34%
Total Annual Fund Operating Expenses		3.79%
Less Expense Waiver and/or Reimbursement(8)		0.15%
Net Annual Fund Operating Expenses(8) (9)		3.64%

(1)	This fee table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Global Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them. If this fee is imposed, it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Global Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2009.
(9)
As of March 1, 2008, the Investment Adviser to the Global Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.19%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Global Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Global Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
14

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$366	$1,144	$1,941	$4,018

15

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.
16

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and, medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

17

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the returns for the Paradigm Fund’s Institutional Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the Paradigm Fund’s Institutional Class, before and after taxes, is not necessarily an indication of how the Paradigm Fund’s Institutional Class or the Paradigm Portfolio will perform in the future.

18

The Paradigm Fund - Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2006	Q1	13.00%
Worst Quarter:	2006	Q2	-1.00%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2007

	1 Year	Since Inception(1)
The Paradigm Fund (KNPYX) Institutional
Return before taxes	21.37%	23.91%
Return after taxes on distributions	21.20%	23.75%
Return after taxes on distributions and sale of Fund shares(2)	14.12%	20.76%
S&P 500® Index(3)	5.49%	10.17%
NASDAQ Composite® Index (4)	9.81%	9.90%
(1)
The Paradigm Fund’s Institutional Class shares commenced operations on May 27, 2005. The returns for the two indices in this column have been calculated since the May 27, 2005 inception date of the Paradigm Fund’s Institutional Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

19

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		Institutional Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		0.38%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.18%
Total Annual Fund Operating Expenses		1.63%
Less Expense Waiver and/or Reimbursement(8)		0.15%
Net Annual Fund Operating Expenses(8) (9)		1.48%

(1)	This fee table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them. If this fee is imposed, it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets at until at least May 1, 2009.
(9)
The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.44%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
20

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$151	$500	$872	$1,920

21

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

22

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Medical Portfolio engages in a temporary defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

23

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore, the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Medical Fund

The Institutional Class shares of the Medical Fund had not commenced operations as of December 31, 2007. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the Medical Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Medical Fund’s No Load Class or the Medical Portfolio will perform in the future.

24

The Medical Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2000	Q1	26.57%
Worst Quarter:	2002	Q2	-19.65%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2007

	1 Year	5 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return before taxes	15.47%	11.64%	10.17%
Return after taxes on distributions	14.76%	11.28%	9.92%
Return after taxes on distributions and sale of Fund shares(2)	10.88%	10.15%	8.98%
S&P 500® Index(3)	5.49%	12.83%	3.33%
NASDAQ Composite® Index (4)	9.81%	14.71%	-0.42%

(1)
The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does note include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

25

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		Institutional Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		1.11%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.91%
Total Annual Fund Operating Expenses		2.36%
Less Expense Waiver and/or Reimbursement(8)		0.15%
Net Annual Fund Operating Expenses(8) (9)		2.21%

(1)	This fee table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Medical Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them. If this fee is imposed, it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2009.
(9)
As of March 1, 2008, the Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.19%. These waivers and reimbursements may be discontinued at any time.

26

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$224	$722	$1,247	$2,685

27

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

28

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s and therefore, the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

29

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the returns for the Small Cap Fund’s Institutional Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the Small Cap Fund’s Institutional Class, before and after taxes, is not necessarily an indication of how the Small Cap Fund’s Institutional Class or the Small Cap Portfolio will perform in the future.

30

The Small Cap Fund - Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2006	Q1	14.76%
Worst Quarter:	2006	Q2	-3.78%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2007

	1 Year	Since Inception(1)
The Small Cap Fund (KSCYX) Institutional
Return before taxes	19.91%	21.48%
Return after taxes on distributions	19.68%	21.28%
Return after taxes on distributions and sale of Fund shares (2)	13.16%	18.54%
S&P 500® Index(3)	5.49%	9.74%
NASDAQ Composite® Index (4)	9.81%	9.05%

(1)
The Small Cap Fund’s Institutional Class shares commenced operations on August 12, 2005. The returns for the two indices in this column have been calculated since the August 12, 2005 inception date of the Small Cap Fund’s Institutional Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

31

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		Institutional Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		0.41%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.21%
Total Annual Fund Operating Expenses		1.66%
Less Expense Waiver and/or Reimbursement(8)		0.15%
Net Annual Fund Operating Expenses(8) (9)		1.51%

(1)	This fee table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them. If this fee is imposed, it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2009.
(9)
As of March 1, 2008, the Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.44%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
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	1 Year	3 Years	5 Years	10 Years
Institutional Class	$154	$509	$888	$1,953

33

THE MARKET OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.

Principal Investment Strategies
The Market Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in the Market Opportunities Portfolio. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital markets includes companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, as well as derivative exchanges and companies that derive at least 20% of their revenue from such exchanges or from the gaming industry. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Investment Adviser selects portfolio securities by evaluating a company’s balance sheets, corporate revenues, earnings and dividends.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.
34

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, the Market Opportunities Portfolio and therefore, the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund. The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s and therefore, the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector/Industry Concentration Risks To the extent that the Market Opportunities Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries. For instance, companies in either the capital markets or gaming industry may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in that industry.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium -size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares and therefore, the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

35

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time..

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Market Opportunities Fund

The Institutional Class shares of the Market Opportunities Fund had not commenced operations as of December 31, 2007. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the returns for the Market Opportunities Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows the Market Opportunities Fund’s performance for the last calendar year. The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the Market Opportunities Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund’s No Load Class or the Market Opportunities Portfolio will perform in the future.
36

The Market Opportunities Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2007	Q3	12.03%
Worst Quarter:	2007	Q4	5.08%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2007

	1 Year	Since Inception(1)
The Market Opportunities Fund (KMKNX) No Load
Return before taxes	34.03%	28.64%
Return after taxes on distributions	33.96%	28.57%
Return after taxes on distributions and sale of Fund shares(2)	22.13%	24.70%
S&P 500® Index(3)	5.49%	9.51%
NASDAQ Composite® Index (4)	9.81%	7.58%

(1)
The Market Opportunities Fund’s No Load Class shares commenced operations on January 31, 2006. The returns for the two indices in this column have been calculated since the January 31, 2006 inception date of the Market Opportunities Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

37

Fees and Expenses of the Market Opportunities Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Market Opportunities Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		Institutional Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		0.61%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.41%
Total Annual Fund Operating Expenses		1.86%
Less Expense Waiver and/or Reimbursement(8)		0.15%
Net Annual Fund Operating Expenses(8) (9)		1.71%

(1)	This fee table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Market Opportunities Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them. If this fee is imposed it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Market Opportunities Fund to help defray any potential expenses to the Market Opportunities Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Market Opportunities Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio for investment advisory services.

(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2009.
(9)
As of March 1, 2008, the Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.44%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Market Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Market Opportunities Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
38

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$174	$570	$992	$2,168

39

THE WATER INFRASTRUCTURE FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Water Infrastructure Fund is long-term growth of capital. The Water Infrastructure Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Water Infrastructure Fund seeks to achieve its investment objective by investing all of its investable assets in the Water Infrastructure Portfolio. Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs and IDRs), of U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities. For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resource industry if at least 50% of its revenues come from water-related activities or activities related to natural resources. The Water Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Under normal circumstances, the Water Infrastructure Portfolio will invest no more than 20% of its net assets in fixed income securities. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Water Infrastructure Portfolio may invest; provided, however, that the Water Infrastructure Portfolio will invest no more than 10% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Sub-Adviser has determined to be of comparable quality.

The Water Infrastructure Portfolio aims to invest in securities issued by companies operating in the water infrastructure and natural resource sector globally. The companies targeted in the water sector will include, but are not limited to, water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities. Companies targeted in the natural resource sector are those that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy.

There are no limitations on the amount that the Water Infrastructure Portfolio may invest or hold in any single issuer; however, the Portfolio currently intends to limit its investments at the time of purchase to 10% of the Water Infrastructure Portfolio’s assets in any single position. The companies in which the Water Infrastructure Portfolio may invest may be large, medium or small in size if, in the Sub-Adviser’s opinion, they meet the Water Infrastructure Portfolio’s investment criteria.

The Sub-Adviser uses a value-based strategy in managing the Water Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered. When determining the intrinsic value of each potential company for the Water Infrastructure Portfolio, the Sub-Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital. In addition, the Sub-Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.
40

The Water Infrastructure Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Water Infrastructure Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Water Infrastructure Portfolio engages in a temporary defensive strategy, the Water Infrastructure Portfolio and therefore, the Water Infrastructure Fund, may not achieve its investment objective.

Fund Structure
The Water Infrastructure Portfolio has an investment objective identical to that of the Water Infrastructure Fund. The Water Infrastructure Fund may withdraw its investment from the Water Infrastructure Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Water Infrastructure Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Water Infrastructure Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Water Infrastructure Fund or retaining an investment adviser, including the current Investment Adviser or Sub-Adviser(s), to manage the Water Infrastructure Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water Infrastructure Fund, Water Infrastructure Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Water Infrastructure Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser or Sub-Adviser(s) may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio’s and therefore, the Water Infrastructure Fund’s, investment objective.

»
Liquidity Risks: The Water Infrastructure Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may invest in the equity securities of small and medium size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water Infrastructure Portfolio’s assets.

41

»
Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Water Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure Portfolio’s shares and therefore, the Water Infrastructure Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
New Fund Risks: There can be no assurance that the Water Infrastructure Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser or Sub-Adviser(s) may recommend that the Fund be liquidated.

»
Water Infrastructure Industry Specific Risks: Adverse developments in the water industry may significantly affect the value of the shares of the Water Infrastructure Fund. Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation. There can be no assurances that the regulatory environment will remain the same. Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies’ ability to produce favorable returns.

»
Value Style Risks: Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

»
Derivatives Risks: The Water Infrastructure Portfolio’s investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Natural Resources Investment Risks: Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

»
Management Risk: There is no guarantee that the Water Infrastructure Fund will meet its investment objective. Neither the Investment Adviser nor the Sub-Adviser can guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

42

Performance of the Water Infrastructure Fund

The Water Infrastructure Fund commenced operations on June 29, 2007. The bar chart and performance table have been omitted for the Water Infrastructure Fund because the Fund has been in operation for less than one calendar year.

Fees and Expenses of the Water Infrastructure Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Water Infrastructure Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		Institutional Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		2.33%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	2.13%
Total Annual Fund Operating Expenses(7)		3.58%
Less Expense Waiver and/or Reimbursement(8)		0.15%
Net Annual Fund Operating Expenses(8) (9)		3.43%
(1)	This fee table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15.00 per wire), returned checks and exchanges executed by telephone between the Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them. If this fee is imposed it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Water Infrastructure Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Water Infrastructure Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Water Infrastructure Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio for investment advisory services.

(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”. “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. Because the Water Infrastructure Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2009.
(9)
As of March 1, 2008, the Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.44%. These waivers and reimbursements may be discontinued at any time.

43

Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Water Infrastructure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Water Infrastructure Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$346	$1,083	$1,842	$3,835

44

THE MULTI-DISCIPLINARY FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Multi-Disciplinary Fund is total return. This investment objective is non-fundamental, which means that the Board of Directors may change the investment objective without shareholder approval.

Principal Investment Strategies
The Multi-Disciplinary Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investment, plus capital appreciation, if any. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components. Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities and in derivatives.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities. Fixed-income securities include corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. The Multi-Disciplinary Portfolio’s fixed-income component focuses primarily on investment-grade corporate bonds, issued principally in the United States. Bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 90% of its net assets in selling equity put options. The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Multi-Disciplinary Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics. The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange. They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options. By writing put options, the Multi-Disciplinary Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Multi-Disciplinary Portfolio. The Multi-Disciplinary Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Portfolio has written.
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The Multi-Disciplinary Portfolio may hold equity securities in limited circumstances. For example, if put options are exercised against the Multi-Disciplinary Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Multi-Disciplinary Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Portfolio’s assets in any single position.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current relative valuation and earning potential and assesses the company’s competitive positioning.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

The Multi-Disciplinary Portfolio may invest up to 20% of its total assets at the time of purchase in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Multi-Disciplinary Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Multi-Disciplinary Portfolio engages in a temporary defensive strategy, the Multi-Disciplinary Portfolio and, therefore, the Multi-Disciplinary Fund, may not achieve its investment objective.

Fund Structure
The Multi-Disciplinary Portfolio has an investment objective identical to that of the Multi-Disciplinary Fund. The Multi-Disciplinary Fund may withdraw its investment from the Multi-Disciplinary Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Multi-Disciplinary Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Fund’s assets directly.

Principal Risks of Investment
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

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Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

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Derivatives Risks: The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio. To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment.

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Option Transaction Risks: Purchasing and writing put and call options and, in particular, writing "uncovered" options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

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Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

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Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s and, therefore, the Multi-Disciplinary Fund’s, investment objective.

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Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

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Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

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Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

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Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares and therefore, the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

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New Fund Risks: There can be no assurance that the Multi-Disciplinary Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser may recommend that the Multi-Disciplinary Fund be liquidated.

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Management Risk: There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Multi-Disciplinary Fund
The Multi-Disciplinary Fund commenced operations on February 11, 2008. The bar chart and performance table have been omitted for the Multi-Disciplinary Fund because the Fund has been in operation for less than one calendar year.
Fees and Expenses of the Multi-Disciplinary Fund
As an investor, you pay certain fees and expenses if you buy and hold shares of the Multi-Disciplinary Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)		Institutional Class
Management Fees(6)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses(7)		1.35%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	1.15%
Total Annual Fund Operating Expenses(7)		2.60%
Less Expense Waiver and/or Reimbursement(8)		0.15%
Net Annual Fund Operating Expenses(8) (9)		2.45%

(1)	This fee table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15.00 per wire), returned checks and exchanges executed by telephone between the Multi-Disciplinary Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them. If this fee is imposed it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Multi-Disciplinary Fund to help defray any potential expenses to the Multi-Disciplinary Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Multi-Disciplinary Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Multi-Disciplinary Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio for investment advisory services.

(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”. “Other Operating Expenses” include administration fees, transfer agency fees, and all other ordinary operating expenses not listed above. Because the Multi-Disciplinary Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

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(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2009.
(9)
As of March 1, 2008, the Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.29%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:

	1 Year	3 Years
Institutional Class	$248	$794

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Main Risks of Investing in Each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administrative fees borne by the Portfolio.

Market Risk—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.
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Medical Research Industry Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.

Non-Diversification—All Funds
Each Portfolio is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Investment in Small and Medium-Size Companies—All Funds except the Multi-Disciplinary Fund
Each Portfolio (other than the Multi-Disciplinary Portfolio) may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options. The successful use of these investment practices depends on the Investment Adviser’s (or Sub-Adviser’s) ability to forecast stock price movements correctly. Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options depends on the availability of liquid markets in such instruments. Markets in options with respect to a number of types of securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

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Industry Specific Risks-The Water Infrastructure Fund
To the extent that the Water Infrastructure Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries. For instance, companies involved in the water industry may be located in societies (i.e., countries or geographic areas) that are suffering from water stress or scarcity and which do not possess healthy financial markets for business. These societies may not provide a stable environment for companies to operate. As such, companies located in these societies must manage both business risk and reputational risk. Additional risks of concentrating in the water industry include environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Credit Default Swap Agreements-The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities. The Multi-Disciplinary Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment. In no event will the Multi-Disciplinary Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Multi-Disciplinary Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Multi-Disciplinary Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

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Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)-The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured. Interest rate swaps involve the exchange by the Multi-Disciplinary Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Multi-Disciplinary Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Multi-Disciplinary Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, the Multi-Disciplinary Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Multi-Disciplinary Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

The Multi-Disciplinary Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser. If there is a default by the other party to such transaction, the Multi-Disciplinary Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Multi-Disciplinary Portfolio would be less favorable than it would have been if this investment technique were not used. To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

PORTFOLIO HOLDINGS INFORMATION

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters). The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s total holdings, and (b) top five performing and bottom five performing portfolio holdings of each Portfolio, in each case, no earlier than twenty calendar days after the end of each calendar month. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

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Management of the Funds and the Portfolios

Investment Adviser and Sub-Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $14.685 billion in assets as of December 31, 2007. The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2007, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Global Portfolio	0.00%
Paradigm Portfolio	1.25%
Medical Portfolio	0.32%
Small Cap Opportunities Portfolio	1.25%
Market Opportunities Portfolio	1.08%
Water Infrastructure Portfolio(1)	N/A
Multi-Disciplinary Portfolio(2)	N/A

(1) The Water Infrastructure Portfolio commenced operations on June 29, 2007. (2) The Multi-Disciplinary Portfolio commenced operations on February 11, 2008.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

The Investment Adviser has selected, and the Company’s Board of Directors has approved, Aqua Terra Asset Management LLC (“Sub-Adviser” or “Aqua Terra”) as sub-adviser for the Water Infrastructure Portfolio. Aqua Terra, 4 Tower Bridge, 200 Barr Harbor Drive, West Conshohocken, Pennsylvania 19428, is a majority owned subsidiary of Boenning & Scattergood Holdings, Inc. and had approximately $24.2 million in assets under management as of December 31, 2007. Founded in 1913, Boenning & Scattergood is a full service investment and brokerage firm. Aqua Terra provides investment advisory services in the water and water infrastructure sector.

The Investment Adviser will review, monitor and report to the Board of Trustees of the Trust on the performance and investment procedures of Aqua Terra and assist and consult with Aqua Terra in connection with the Water Infrastructure Portfolio’s investment program. The Investment Adviser will also be responsible for the selection of broker-dealers, the negotiation of commission rates and the execution of transactions of the Water Infrastructure Portfolio. Aqua Terra, under the supervision of the Investment Adviser, is responsible for decisions to buy and sell securities for the Water Infrastructure Portfolio. Payments to the Sub-Adviser for its services are made by the Investment Adviser, not by the Water Infrastructure Portfolio. For its services, Aqua Terra receives sub-advisory fees from the Investment Adviser at the annual rate of 0.35% of the average daily net assets of the Water Infrastructure Portfolio.

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A discussion regarding the basis of the Board’s approval of the investment advisory agreement for each Portfolio (other than the Multi-Disciplinary Portfolio) and the investment sub-advisory agreement for the Water Infrastructure Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2007. A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Multi-Disciplinary Portfolio is available in the Company’s annual report to shareholders for the period ended December 31, 2007.

Kinetics as the Investment Adviser to each Portfolio, and Aqua Terra as Sub-Adviser to the Water Infrastructure Portfolio, are each engaged in a broad range of portfolio management, portfolio advisory and other business activities. Their services are not exclusive to the applicable Portfolios and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees. The following persons are members of each committee: Bruce P. Abel, Paul A. Berman, Paul Mampilly, Steven Tuen and Murray Stahl. Each person’s role on a committee varies from Portfolio to Portfolio. The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

The lead portfolio manager for the Internet Portfolio committee is Mr. Doyle, Chairman of the Board and President of the Company. He has been managing the Portfolio since June 1999. In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead co-portfolio managers for the Global Portfolio committee are Mr. Tuen and Mr. Mampilly. They are responsible for the Global Portfolio’s day-to-day management. Mr. Tuen joined the Investment Adviser in 1999. He has been managing the Global Portfolio since its inception. Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon. Mr. Mampilly joined the Investment Adviser in 2006 and has over sixteen years experience as an investment professional. He has been managing the Global Portfolio since March 2008. Prior to joining Kinetics, Mr. Mampilly founded The Capuchin Group, distributor of a behavioral financial newsletter, for which he acted as author, editor and publisher from October 2003 through July 2006. From January 2002 through May 2003, Mr. Mampilly held employment with ING Funds as a senior research analyst and healthcare group head, responsible for managing a team of analysts covering healthcare related companies of all market capitalizations. Each other committee member serves as a research analyst. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen and Mr. Mampilly.

The lead co-portfolio managers of the Paradigm Portfolio committee are Mr. Stahl and Mr. Doyle, who have been managing the Portfolio since its inception. Mr. Stahl has served as Director of Research since 2000. Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon. Each other committee member serves as a research analyst.  Mr. Mampilly provides substantial input on research, stock selection and portfolio composition. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

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The lead portfolio manager for the Medical Portfolio committee is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager. He has been managing the Portfolio since its inception. Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The lead co-portfolio managers of the Small Cap Portfolio committee are Mr. Doyle and Mr. Stahl who have been managing the Portfolio since October 2002. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead co-portfolio managers of the Market Opportunities Portfolio committee are Mr. Stahl and Mr. Doyle who have been managing the Portfolio since its inception. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead portfolio manager of the Multi-Disciplinary Portfolio committee is Mr. Stahl, who has been managing the Portfolio since its inception. Mr. Berman has also been responsible for the Multi-Disciplinary Portfolio’s day-to-day management since its inception. Mr. Berman has been a financial and investment professional since 1983, specifically in the areas of mergers and acquisitions of distressed and/or highly leveraged companies, distressed debt restructuring, equity research and asset management. In addition to being a Portfolio Manager at Kinetics since February 2008, Mr. Berman has been a Portfolio Manager at Horizon since July 2006. Previously, he served as managing member of Polestar Capital Management, LLC and portfolio manager for PoleStar Partners, L.P. from 2003 through 2006.

Investment Professionals for the Sub-Adviser

William S. Brennan serves as the portfolio manager and is responsible for the day-to-day management of the Water Infrastructure Portfolio. Gerard Sweeney serves as a research analyst.

Mr. Brennan has been President and Managing Partner of Aqua Terra, a subsidiary of Boenning & Scattergood since its inception on November 14, 2006, and serves as the portfolio manager of the Water Infrastructure Portfolio. He joined Boenning & Scattergood in 2004 as managing director, Director of Equities, after working at Avondale Partners beginning in 2002, where he was Director, Institutional Sales. He is also an Adjunct Professor in the Graduate MBA program at Villanova University School of Business and an Adjunct Finance Professor at Cabrini College. From 1999 through 2006, he served as a strategy and portfolio advisor to a private hedge fund that invests in the domestic and international water sectors.

Mr. Sweeney has been a Senior Analyst and Portfolio Administrator for Aqua Terra since its inception on November 14, 2006. Prior to his involvement with Aqua Terra, he was a vice president at Boenning & Scattergood where he served as Equity Syndicate Manager and a senior institutional equity salesperson from 2004 to 2006. From 2000 through 2004, he was a member of Janney Montgomery Scott’s Syndicate Desk specializing in water related equity financings.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Fund’s Institutional Class are sold at NAV per share, which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

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Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange. If there is no sales price, a security is valued at the last reported bid price. Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Situations involving significant events include, but are not limited to those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued based on the quotations obtained from market makers, dealers, or pricing services. Securities which have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser (or Sub-Adviser) may determine in good faith, in accordance with a Portfolio’s valuation procedures as approved by the Board of Trustees.

A Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost. Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date. If there are no sales on that day, the debt security is generally valued at mean of the current bid and asked prices. Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser (or Sub-Adviser), do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser (or Sub-Adviser) compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

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How to Purchase Shares

In General
Institutional Class shares of the Funds are sold to institutions, such as banks, trust companies, thrift institutions, corporations and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based, management fees. If you are purchasing Institutional Class shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order and wiring payment to the Fund’s transfer agent. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Funds toll free at 1-800-930-3828, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Institutional Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV next computed after an order and payment is received. The minimum initial investment is $1,000,000. The minimum subsequent investment for all types of accounts is $100,000. The Company reserves the right to vary or waive any minimum investment requirement. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until a completed New Account Application Form is received by the Funds or their transfer agent. The Institutional Class is currently available to shareholders of the Small Cap Fund, the Paradigm Fund, the Market Opportunities Fund, the Water Infrastructure Fund and the Multi-Disciplinary Fund.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at 1-800-930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.

The minimum telephone purchase is $100,000. You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100,000 or more.

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To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Funds’ transfer agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the New Account Application Form or call the Funds’ transfer agent at 1-800-930-3828. The first AIP purchase will take place no earlier than 15 days after the Funds’ transfer agent has received your request. Any request to change or terminate your AIP should be submitted to the transfer agent 5 days prior to the desired effective date of such change or termination. The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND,] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $100,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address. Upon receipt of your completed New Account Application Form, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to:		U.S. Bank, N.A.
•	ABA Number:	075000022
•	Credit:	U.S. Bancorp Fund Services, LLC
•	Account:	112-952-137
•	Further Credit:	Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100,000). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call 1-800-930-3828 prior to 4:00 p. m. Eastern Time to place your order. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

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Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA. Each Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
Orders to sell or “redeem” Institutional Class shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Funds’ transfer agent and for crediting your account with the proceeds.

You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared. This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Funds’ transfer agent at:

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Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $10,000, by instructing the Fund in which you are invested by phone at 1-800-930-3828. A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the New Account Application Form.

Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $10,000.

Systematic Withdrawal Plan
If you own shares with a value of $5,000,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $10,000.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $100,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

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IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the New Account Application Form, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Funds and their shareholders. The Funds assess a 2.00% fee on the redemption or exchange of shares held for 30 days or less from the date of purchase. These fees are paid to the Funds to help offset any potential transaction costs.

The Funds will use the first-in, first-out method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains) as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser (or Sub-Adviser) or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds. The redemption fee will also not be assessed to Institutional Class shares of the Funds held in an omnibus account by a financial intermediary that are redeemed for rebalancing under an asset allocation model.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund. If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

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Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program. As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at 1-800-930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your Institutional Class shares in any Fund for Institutional Class shares of any other Fund offered by the Company and for shares of the Kinetics Government Money Market Fund. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee. See “Redemption Fees” above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

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Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions.
Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you, regardless whether they are paid in cash or reinvested in Fund shares. Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income, except as discussed below.

Distributions attributable to net capital gain of a Fund generally are taxable to you as long-term capital gains, regardless of how long you have held your shares. The maximum long-term gain capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from each Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges.
You will generally recognize taxable gain or loss for federal income purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

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Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding.
On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, or have failed to certify that you are an “exempt recipient,” the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders.
For nonresident aliens, foreign corporations and other foreign investors, fund distributions attributable to net long-term capital gains of a Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in a Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes.
You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to any portions of a Fund’s distributions that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Funds is also provided in the SAI.

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Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser has entered into shareholder servicing agreements under which the Investment Adviser may perform, or arrange for others to perform, certain shareholder functions. For these shareholder services, the Investment Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.20% of the average daily net assets attributable to the Institutional Class. The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets attributable to the Institutional Class until at least May 1, 2009. The Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to the holders of the Funds’ Institutional Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to each Fund and each Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

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Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996. Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

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Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years). Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). As of March 14, 2008, the Global Fund (formerly the Internet Emerging Growth Fund) changed to the investment strategy set forth in this Prospectus. The prior performance shown represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities. The financial information provided for the fiscal years ended December 31, 2007, 2006, 2005 and 2004 was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request. The financial information provided for the fiscal year ended December 31, 2003, was audited by the Funds’ former auditors.

The financial highlights tables set forth below are for the Institutional Class shares of the Paradigm Fund, Small Cap Fund and Water Infrastructure Fund. Because the Institutional Class shares of the Internet Fund, the Global Fund, the Medical Fund and the Market Opportunities Fund had not commenced operations as of December 31, 2007, the financial highlights tables provided below are for the Funds’ No Load Class shares.

There are no financial highlights for the Multi-Disciplinary Fund because it commenced operations on February 11, 2008.

The Internet Fund

	No Load Class Year Ended December 31,
	2007	2006	2005	2004	2003
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$28.62	$24.66	$25.29	$23.31	$ 16.69
Income from Investment Operations:
Net investment income (loss)	0.30(2)	(0.08)(2)	0.11(2)	0.10(2)	0.03
Net realized and unrealized gain (loss) on investments	7.37	4.15	(0.54)	2.25	6.66
Total from investment operations	7.67	4.07	(0.43)	2.35	6.69
Redemption Fees	0.00(3)	0.00 (3)	0.00(3)	—	—
Less Distributions:
From net investment income	(0.35)	(0.11)	(0.20)	(0.37)	(0.07)
From net realized gains	—	—	—	—	—
Total distributions	(0.35)	(0.11)	(0.20)	(0.37)	(0.07)
Net Asset Value, End of Year	$35.94	$28.62	$24.66	$25.29	$ 23.31
Total Return	26.81%	16.50%	(1.69)%	10.06%	40.11%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$166,787	$137,012	$148,260	$201,929	$230,971
Ratio of expenses to average net assets:
Before expense reimbursement	1.99%	1.98%	2.35%	2.37%	2.39%
After expense reimbursement	1.98%	1.85%	2.35%	2.37%	2.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.94%	(0.42)%	0.46%	0.44%	0.11%
After expense reimbursement	0.95%	(0.29)%	0.46%	0.44%	0.11%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

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The Global Fund

	No Load Class Year Ended December 31,
	2007	2006	2005	2004	2003
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$5.00	$4.43	$4.50	$4.28	$3.24
Income from Investment Operations:
Net investment income (loss)	0.22	0.13	0.15	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.01)	0.62	(0.03)	0.25	1.05
Total from investment operations	0.21	0.75	0.12	0.33	1.09
Redemption Fees	0.00 (2)	0.00 (2)	0.00(2)	—	—
Less Distributions:
From net investment income	(0.31)	(0.18)	(0.19)	(0.11)	(0.05)
From net realized gains	—	—	—	—	—
Total distributions	(0.31)	(0.18)	(0.19)	(0.11)	(0.05)
Net Asset Value, End of Year	$4.90	$5.00	$4.43	$4.50	$4.28
Total Return	4.27%	16.90%	2.65%	7.67%	33.56%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$3,138	$3,991	$3,896	$4,584	$4,677
Ratio of expenses to average net assets:
Before expense reimbursement	3.84%	3.09%	3.22%	3.45%	3.64%
After expense reimbursement	1.48%	1.39%	2.69%	2.67%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.87%	3.00%	2.80%	1.08%	0.11%
After expense reimbursement	4.23%	1.30%	3.33%	1.84%	1.01%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Amount calculated is less than $0.005.

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The Paradigm Fund

	Institutional Class For the Year Ended December 31, 2007	Institutional Class For the Year Ended December 31, 2006	Institutional Class For the Period May 27, 2005^ through December 31, 2005
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$25.76	$20.31	$18.13
Income from Investment Operations:
Net investment income	0.17 (2)	0.19 (2)	0.01 (2)
Net realized and unrealized gain (loss) on investments	5.34	5.49	2.23
Total from investment operations	5.51	5.68	2.24
Redemption Fees	0.00(3)	—	—
Less Distributions:
From net investment income	(0.17)	(0.19)	(0.04)
From net realized gains	(0.13)	(0.04)	(0.02)
Total distributions	(0.30)	(0.23)	(0.06)
Net Asset Value, End of Year	$30.97	$25.76	$20.31
Total Return	21.37%	27.96%	12.35%(4)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$804,755	$507,314	$10,895
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	1.63%	1.74%	1.88%(5)
After expense reimbursement	1.48%	1.43%	1.49%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.44%	0.48%	(0.37)% (5)
After expense reimbursement	0.59%	0.79%	0.02% (5)
Portfolio turnover rate	N/A	N/A	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not Annualized.
(5)	Annualized.

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The Medical Fund

	No Load Class For the Year Ended December 31,
	2007	2006	2005	2004	2003
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$17.83	$16.64	$16.76	$15.67	$12.72
Income from Investment Operations:
Net investment income (loss)	0.10(2)	0.06(2)	(0.18) (2)	(0.10) (2)	(0.25)
Net realized and unrealized gain (loss) on investments	2.67	2.40	0.06	1.19	3.20
Total from investment operations	2.77	2.46	(0.12)	1.09	2.95
Redemption Fees	0.01	0.00(3)	0.00(3)	—	—
Less Distributions:
From net investment income	(0.10)	(0.04)	—	—	—
From net realized gains	(0.69)	(1.23)	—	—	—
Total distributions	(0.79)	(1.27)	—	—	—
Net Asset Value, End of Year	$19.82	$17.83	$16.64	$16.76	$15.67
Total Return	15.47%	14.81%	(0.72)%	6.96%	23.19%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$13,917	$15,527	$13,943	$19,583	$23,695
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	2.41%	2.28%	2.48%	2.54%	2.52%
After expense reimbursement	1.40%	1.44%	2.44%	2.39%	2.52%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.51)%	(0.51)%	(1.14)%	(1.31)%	(1.55)%
After expense reimbursement	0.50%	0.33%	(1.10)%	(1.16)%	(1.55)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

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The Small Cap Opportunities Fund

	Institutional Class For the Year Ended December 31, 2007	Institutional Class For the Year Ended December 31, 2006	Institutional Class For the Period August 12, 2005^ through December 31, 2005
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$26.91	$21.00	$20.48
Income from Investment Operations:
Net investment income	0.07(2)	0.08(2)	0.00 (2) (3)
Net realized and unrealized gain on investments	5.29	5.91	0.67
Total from investment operations	5.36	5.99	0.67
Redemption Fee	0.00(3)	0.00(3)	—
Less Distributions:
From net investment income	(0.28)	(0.08)	(0.02)
From net realized gains	(0.07)	—	(0.13)
Total distributions	(0.35)	(0.08)	(0.15)
Net Asset Value, End of Year	$31.92	$26.91	$21.00
Total Return	19.91%	28.52%	3.23%(5)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$316,709	$209,592	$67,586
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	1.66%	1.78%	1.77%(4)
After expense reimbursement	1.49%	1.38%	1.59%(4)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.05%	(0.09)%	(0.21)%(4)
After expense reimbursement	0.22%	0.31%	(0.03)%(4)
Portfolio turnover rate	N/A	N/A	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Annualized.
(5)	Not Annualized.

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The Market Opportunities Fund

	No Load Class for the Year Ended December 31, 2007	No Load Class For the Period January 31, 2006^ through December 31, 2006
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$12.05	$10.00
Income from Investment Operations:
Net investment income	0.04(2)	0.04
Net realized and unrealized gain on investments	4.05	2.05
Total from investment operations	4.09	2.09
Redemption Fee	0.01	0.00(3)
Less Distributions:
From net investment income	(0.03)	(0.04)
From net realized gains	—	—
Total distributions	(0.03)	(0.04)
Net Asset Value, End of Year	$16.12	$12.05
Total Return	34.03%	20.85%(4)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$63,004	$7,994
Ratio of expenses to average net assets:
Before expense reimbursement and waiver	1.91%	2.68%(5)
After expense reimbursement	1.74%	1.46%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.12%	(0.76)%(5)
After expense reimbursement	0.29%	0.46%(5)
Portfolio turnover rate	N/A	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.

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The Water Infrastructure Fund

Institutional Class June 29, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.00
Income from Investment Operations:
Net investment income	0.06(2)
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.27
Redemption Fees	—
Less Distributions:
From net investment income	(0.04)
From net realized gains	(0.05)
Total distributions	(0.09)
Net Asset Value, End of Year	$10.18
Total Return	2.76%(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$103
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	3.58%(4)
After expense reimbursement	1.54%(4)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.69)%(4)
After expense reimbursement	1.35%(4)
Portfolio turnover rate	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not Annualized.
(4)	Annualized.

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Kinetics Mutual Funds, Inc.

The Internet Fund	The Small Cap Opportunities Fund
The Global Fund	The Market Opportunities Fund
The Paradigm Fund	The Water Infrastructure Fund
The Medical Fund	The Multi-Disciplinary Fund

Investment Adviser	Kinetics Asset Management, Inc
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, NY 10591

Sub-Adviser	Aqua Terra Asset Management, LLC
4 Tower Bridge
200 Barr Harbor Drive, Suite 300
West Conshohocken, PA 19428

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Distributor	Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated May 1, 2008
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
1-800-930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303
76

Advisor Classes
May 1, 2008	Prospectus	www.kineticsfunds.com

The Internet Fund The Global Fund The Paradigm Fund The Medical Fund The Small Cap Opportunities Fund The Market Opportunities Fund The Water Infrastructure Fund The Multi-Disciplinary Fund
Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Overview	4

The Internet Fund	6

The Global Fund	13

The Paradigm Fund	19

The Medical Fund	25

The Small Cap Opportunities Fund	31

The Market Opportunities Fund	36

The Water Infrastructure Fund	41

The Multi-Disciplinary Fund	46

Main Risks of Investing in Each of the Funds	51

Portfolio Holdings Information	55

Management of the Funds and the Portfolios	56

Valuation of Fund Shares	58

How to Purchase Shares	60

How to Redeem Shares	62

Exchange Privilege	65

Distributions and Taxes	65

Distribution of Shares	68

Description of Advisor Classes	69

Unique Characteristics of Master/Feeder Fund Structure	71

Counsel and Independent Registered Public Accounting Firm	71

Financial Highlights	72

Kinetics Mutual Funds, Inc.
This combined Prospectus discusses the Advisor Classes of eight series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”

Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Sub-Adviser (for The Water Infrastructure Fund)
Aqua Terra Asset Management, LLC
Minimum Initial Investment
$2,500
May 1, 2008

OVERVIEW

The Internet Fund (the “Internet Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Global Fund (the “Global Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Global Portfolio (the “Global Portfolio”). The Global Portfolio invests primarily in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and secondarily in U.S. companies benefiting from international economic growth. The Global Fund was formerly known as the Internet Emerging Growth Fund.

The Paradigm Fund (the “Paradigm Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity, and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged generally in the medical research, pharmaceutical treatments and related medical technology industries with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as little or no institutional ownership, short-term earnings shortfalls, lack of significant analyst coverage, stocks selling at or below book or replacement value, and price to earnings ratios that are less than one half of their projected growth rate.

The Market Opportunities Fund (the “Market Opportunities Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Market Opportunities Portfolio (the “Market Opportunities Portfolio”). The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry.

The Water Infrastructure Fund (the “Water Infrastructure Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Water Infrastructure Portfolio (the “Water Infrastructure Portfolio”). The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities.

The Multi-Disciplinary Fund (the “Multi-Disciplinary Fund”) is a non-diversified fund that seeks to provide investors with total return, which is expected to include both income and capital appreciation, by investing all of its investable assets in the Multi-Disciplinary Portfolio (the “Multi-Disciplinary Portfolio”). The Multi-Disciplinary Portfolio utilizes a two-part investment strategy. The first component of the Multi-Disciplinary Portfolio is primarily a fixed-income portfolio. The second component of the Multi-Disciplinary Portfolio is a portfolio of various option strategies that may include short puts, covered calls, long calls and a variety of other derivatives. These strategies may result in the Multi-Disciplinary Portfolio holding equity securities.

The Statement of Additional Information (the “SAI”) contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund (other than the Multi-Disciplinary Fund) may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Internet Portfolio engages in a temporary defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The Internet Fund’s past performance, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The performance shown below is that of the Internet Fund’s Advisor Class A shares. Because Advisor Class C shares of the Internet Fund have not been in operation for a full calendar year, no performance information is shown for that Class. Advisor Class C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The Internet Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	23.99%
Worst Quarter:	2002	Q3	-14.33%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2007
	1 Year	5 Years	Since Inception(1)
The Internet Fund (KINAX) Advisor Class A
Return before taxes	20.04%	15.97%	5.93%
Return after taxes on distributions	19.75%	15.78%	5.80%
Return after taxes on distributions and sale of Fund shares(2)	13.09%	13.97%	5.08%
S&P 500® Index(3)	5.49%	12.83%	4.45%
NASDAQ Composite® Index (4)	9.81%	14.71%	4.05%

(1)
The Internet Fund’s Advisor Class A shares commenced operations on April 26, 2001. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund’s Advisor Class A shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A		Advisor Class C
Management Fees(6)	1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%		0.75%
Other Expenses(8)	0.74%		0.73%
Shareholder Servicing Fees 0.25%		0.25%
Other Operating Expenses 0.49%		0.48%
Total Annual Fund Operating Expenses(9)	2.49%		2.73%

(1)	This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Internet Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them. If this fee is imposed it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the distributor or other qualified recipient under the Plans. However, for the year ended December 31, 2007, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(9)
As of March 1, 2008, the Investment Adviser to the Internet Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 2.14% and 2.64% for the Advisor Class A and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$813	$1,306	$1,824	$3,238
Advisor Class C	$276	$847	$1,445	$3,061

See “Description of Advisor Classes” on page 75.

THE GLOBAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Global Fund is long-term growth of capital.

Principal Investment Strategies
The Global Fund seeks to achieve its investment objective by investing all of its investable assets in the Global Portfolio. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, Global Depositary Receipts (“GDRs”) and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world. The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth. An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business. Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»
Infrastructure: Companies that hold equity stakes in or are involved in building, owning or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.;

»	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources;

»	Utilities: Companies and industries such as gas, electric and telephone;

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services;

»	Real Estate Development: Companies that provide commercial real estate property and services;

»	Business Services: Companies that provide business-to-business products and services;

»	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.;

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content;

»	Travel & Leisure: Companies that provide transportation and recreational services; and

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Global Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Global Portfolio engages in a temporary defensive strategy, the Global Portfolio and, therefore, the Global Fund, may not achieve its investment objective.

Fund Structure

The Global Portfolio has an investment objective identical to that of the Global Fund. The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

Principal Risks of Investment

The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Global Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s and therefore, the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares and therefore, the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Management Risk: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Global Fund

The Advisor Class A and Advisor Class C shares of the Global Fund had not commenced operations as of December 31, 2007. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis). The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the MSCI EAFE Index, the S&P 500® Index and the NASDAQ Composite® Index, all of which represent broad measures of market performance. As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus. The prior performance shown represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities. The past performance of the Global Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Global Fund’s No Load Class or the Global Portfolio will perform in the future.

The Global Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.93%
Worst Quarter:	2000	Q4	-38.09%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After tax returns are shown for the No Load Class shares only. After tax returns for the Advisor Class A and Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2007
	1 Year	5 Years	Since Inception(1)
The Global Fund (WWWEX) No Load
Return before taxes	4.27%	12.47%	-6.52%
Return after taxes on distributions	2.78%	11.41%	-7.07%
Return after taxes on distributions and sale of Fund shares(2)	3.48%	10.37%	-5.57%
MSCI EAFE Index(3)	8.62%	18.79%	3.14%
S&P 500® Index(4)	5.49%	12.83%	1.66%
NASDAQ Composite® Index (5)	9.81%	14.71%	-5.21%

(1)
The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the three indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The S&P 500® Index and NASDAQ Composite® Index are being replaced with the MSCI EAFE Index to reflect the change in the Fund’s investment strategy.

(4)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(5)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Global Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Global Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)		Advisor Class A		Advisor Class C
Management Fees(6)		1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)		0.50%		0.75%
Other Expenses(8)		2.59%		2.59%
Shareholder Servicing Fees	0.25%		0.25%
Other Operating Expenses	2.34%		2.34%
Total Annual Fund Operating Expenses(9)		4.34%		4.59%

(1)	This fee table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Global Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them. If this fee is imposed it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Global Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio for investment advisory services.
(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the distributor or other qualified recipient under the Plans. However, for the year ended December 31, 2007, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(9)
As of March 1, 2008, the Investment Adviser to the  Global Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64% and 2.14% of the Advisor Class A and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Advisor Class A and Advisor Class C of the Global Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Advisor Class A and Advisor Class C of the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Global Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$985	$1,814	$2,654	$4,803
Advisor Class C	$460	$1,385	$2,319	$4,685

See “Description of Advisor Classes” on page 75.

The Paradigm Fund

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.
Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The Paradigm Fund’s past performance, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the figures shown because each Class of shares has different expenses.

The Paradigm Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	20.63%
Worst Quarter:	2002	Q3	-8.83%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2007
	1 Year	5 Years	Since Inception(1)
The Paradigm Fund (KNPAX) Advisor Class A
Return before taxes	13.92%	24.45%	17.17%
Return after taxes on distributions	13.80%	24.22%	17.00%
Return after taxes on distributions and sale of Fund shares(2)	9.21%	21.74%	15.29%
S&P 500® Index(3)	5.49%	12.83%	4.45%
NASDAQ Composite® Index (4)	9.81%	14.71%	4.05%
The Paradigm Fund (KNPCX) Advisor Class C
Return before taxes	20.20%	25.29%	21.44%
S&P 500® Index(3)	5.49%	12.83%	9.40%
NASDAQ Composite® Index (4)	9.81%	14.71%	11.40%

(1)
The Paradigm Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the two indices in this column have been calculated since the inception date of the Paradigm Fund’s Advisor Class A shares and Advisor Class C shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)		Advisor Class A		Advisor Class C
Management Fees(6)		1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)		0.50%		0.75%
Other Expenses(8)		0.43%		0.43%
Shareholder Servicing Fees	0.25%		0.25%
Other Operating Expenses	0.18%		0.18%
Total Annual Fund Operating Expenses(9)		2.18%		2.43%

(1)	This fee table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them. If this fee is imposed it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(7)
Under the Distribution Plans adopted for the Advisor Class A and the Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the distributor or other qualified recipient under the Plans. However, for the year ended December 31, 2007, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(9)
As of March 1, 2008, the Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.89% and 2.39% for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$783	$1,218	$1,677	$2,944
Advisor Class C	$246	$758	$1,296	$2,766

See “Description of Advisor Classes” on page 75.

The Medical Fund

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Medical Portfolio engages in a temporary defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares and therefore, the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the Medical Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The Medical Fund’s past performance, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. The performance shown below is that of the Medical Fund’s Advisor Class A shares. Because Advisor Class C shares of the Medical Fund have not been in operation for a full calendar year, no performance information is shown for that Class. Advisor Class C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The Medical Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	16.73%
Worst Quarter:	2002	Q2	-19.71%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2007
	1 Year	5 Years	Since Inception(1)
The Medical Fund (KRXAX) Advisor Class A
Return before taxes	8.51%	9.99%	1.74%
Return after taxes on distributions	7.87%	9.65%	1.46%
Return after taxes on distributions and sale of Fund shares(2)	6.29%	8.68%	1.44%
S&P 500® Index(3)	5.49%	12.83%	4.45%
NASDAQ Composite® Index (4)	9.81%	14.71%	4.05%

(1)
The Medical Fund’s Advisor Class A shares commenced operations on April 26, 2001. The returns for the two indices in this column have been calculated since the inception date of the Medical Fund’s Advisor Class A shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)		Advisor Class A		Advisor Class C
Management Fees(6)		1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)		0.50%		0.75%
Other Expenses(8)		1.16%		1.19%
Shareholder Servicing Fees	0.25%		0.25%
Other Operating Expenses	0.91%		0.94%
Total Annual Fund Operating Expenses(9)		2.91%		3.19%

(1)	This fee table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Medical Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares 30 days or less after you purchase them. If this fee is imposed it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the distributor or other qualified recipient under the Plans. However, for the year ended December 31, 2007, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(9)
The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64% and 2.14% for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$852	$1,424	$2,020	$3,622
Advisor Class C	$322	$983	$1,669	$3,494

See “Description of Advisor Classes” on page 75.

The Small Cap Opportunities Fund

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore, the Small Cap Fund’s investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The Small Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. The performance shown below is that of the Small Cap Fund’s Advisor Class A shares. Because Advisor Class C shares of the Small Cap Fund have not been in operation for a full calendar year, no performance information is shown for that Class. Advisor Class C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The Small Cap Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	16.64%
Worst Quarter:	2002	Q3	-21.60%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2007
	1 Year	5 Years	Since Inception(1)
The Small Cap Fund (KSOAX) Advisor Class A
Return before taxes	12.49%	25.67%	13.90%
Return after taxes on distributions	12.33%	25.29%	13.56%
Return after taxes on distributions and sale of Fund shares(2)	8.28%	22.74%	12.07%
S&P 500® Index(3)	5.49%	12.83%	6.07%
NASDAQ Composite® Index (4)	9.81%	14.71%	5.26%

(1)
The Small Cap Opportunities Fund’s Advisor Class A shares commenced operations on December 31, 2001. The returns for the two indices in this column have been calculated since the inception date of Advisor Class A shares.

(2)
The “Return After taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)		Advisor Class A		Advisor Class C
Management Fees(6)		1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)		0.50%		0.75%
Other Expenses(8)		0.46%		0.47%
Shareholder Servicing Fees	0.25%		0.25%
Other Operating Expenses	0.21%		0.22%
Total Annual Fund Operating Expenses(9)		2.21%		2.47%

(1)	This fee table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them. If this fee is imposed it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.

(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75%, of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the distributor or other qualified recipient under the Plans. However, during the year ended December 31, 2007, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(9)
As of March 1, 2008, the Investment Adviser to the Small Cap Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.89% and 2.39% for Advisor Class A and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$786	$1,226	$1,692	$2,973
Advisor Class C	$250	$770	$1,316	$2,806

See “Description of Advisor Classes” on page 75.

THE MARKET OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.

Principal Investment Strategies
The Market Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in the Market Opportunities Portfolio. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital markets includes companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, as well as derivative exchanges and companies that derive at least 20% of their revenue from such exchanges, or from the gaming industry. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Investment Adviser selects portfolio securities by evaluating a company’s balance sheets, corporate revenues, earnings and dividends.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, the Market Opportunities Portfolio and therefore, the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure

The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund. The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s and therefore, the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector/Industry Concentration Risks: To the extent that the Market Opportunities Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries. For instance, companies in either the capital markets or gaming industry may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in that industry.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares and therefore, the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Market Opportunities Fund

The bar chart and table shown below illustrate the returns for the Market Opportunities Fund’s Advisor Class A shares. Both assume that all dividends and distributions are reinvested in the Market Opportunities Fund. The bar chart shows the Market Opportunities Fund’s performance for the last calendar year. The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the Market Opportunities Fund’s Advisor Class A shares, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund’s Advisor Class A or the Market Opportunities Portfolio will perform in the future. Because Advisor Class C shares of the Market Opportunities Fund have not been in operation for a full calendar year, no performance information is shown for that Class. Advisor Class C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The Market Opportunities Fund - Class A Shares
Calendar Year Returns as of 12/31

Best Quarter:	2007	Q3	11.91%
Worst Quarter:	2007	Q4	4.95%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2007
	1 Year	Since Inception(1)
The Market Opportunities Fund (KMKNX) Class A Shares
Return before taxes	25.91%	24.39%
Return after taxes on distributions	25.89%	24.36%
Return after taxes on distributions and sale of Fund shares(2)	16.84%	21.01%
S&P 500® Index(3)	5.49%	9.51%
NASDAQ Composite® Index(4)	9.81%	7.58%

(1)
The Market Opportunities Fund’s Advisor Class A shares commenced operations on January 31, 2006. The returns for the two indices in this column have been calculated since the inception date of Advisor Class A shares.

(2)
The “Return After taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Market Opportunities Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Market Opportunities Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)		Advisor Class A		Advisor Class C
Management Fees(6)		1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)		0.50%		0.75%
Other Expenses(8)		0.66%		0.66%
Shareholder Servicing Fees	0.25%		0.25%
Other Operating Expenses	0.41%		0.41%
Total Annual Fund Operating Expenses(9)		2.41%		2.66%

(1)	This fee table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Market Opportunities Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them. If this fee is imposed it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Market Opportunities Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio for investment advisory services.

(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the distributor or other qualified recipient under the Plans. However, during the year ended December 31, 2007, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(9)
As of March 1, 2008, the Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.89% and 2.39% for Advisor Class A and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Market Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Market Opportunities Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$805	$1,283	$1,787	$3,163
Advisor Class C	$269	$826	$1,410	$2,993

See “Description of Advisor Classes” on page 75.

THE WATER INFRASTRUCTURE FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Water Infrastructure Fund is long-term growth of capital. The Water Infrastructure Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Water Infrastructure Fund seeks to achieve its investment objective by investing all of its investable assets in the Water Infrastructure Portfolio. Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs and IDRs), of U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities. For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resource industry if at least 50% of its revenues come from water-related activities or activities related to natural resources. The Water Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Under normal circumstances, the Water Infrastructure Portfolio will invest no more than 20% of its net assets in fixed income securities. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Water Infrastructure Portfolio may invest; provided, however, that the Water Infrastructure Portfolio will invest no more than 10% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Sub-Adviser has determined to be of comparable quality.

The Water Infrastructure Portfolio aims to invest in securities issued by companies operating in the water infrastructure and natural resource sector globally. The companies targeted in the water sector will include, but are not limited to, water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities. Companies targeted in the natural resource sector are those that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy.

There are no limitations on the amount that the Water Infrastructure Portfolio may invest or hold in any single issuer; however, the Portfolio currently intends to limit its investments at the time of purchase to 10% of the Water Infrastructure Portfolio’s assets in any single position. The companies in which the Water Infrastructure Portfolio may invest may be large, medium or small in size if, in the Sub-Adviser’s opinion, they meet the Water Infrastructure Portfolio’s investment criteria.

The Sub-Adviser uses a value-based strategy in managing the Water Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered. When determining the intrinsic value of each potential company for the Water Infrastructure Portfolio, the Sub-Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital. In addition, the Sub-Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

The Water Infrastructure Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Water Infrastructure Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above . To the extent that the Water Infrastructure Portfolio engages in a temporary defensive strategy, the Water Infrastructure Portfolio and therefore, the Water Infrastructure Fund, may not achieve its investment objective.

Fund Structure
The Water Infrastructure Portfolio has an investment objective identical to that of the Water Infrastructure Fund. The Water Infrastructure Fund may withdraw its investment from the Water Infrastructure Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Water Infrastructure Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Water Infrastructure Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Water Infrastructure Fund or retaining an investment adviser, including the current Investment Adviser or Sub-Adviser(s), to manage the Water Infrastructure Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water Infrastructure Fund, Water Infrastructure Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Water Infrastructure Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser or Sub-Adviser(s) may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio’s and therefore, the Water Infrastructure Fund’s, investment objective.

»
Liquidity Risks: The Water Infrastructure Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may invest in the equity securities of small and medium size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water Infrastructure Portfolio’s assets.

»
Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Water Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure Portfolio’s shares and therefore, the Water Infrastructure Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
New Fund Risks: There can be no assurance that the Water Infrastructure Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser or Sub-Adviser(s) may recommend that the Fund be liquidated.

»
Water Infrastructure Industry Specific Risks: Adverse developments in the water industry may significantly affect the value of the shares of the Water Infrastructure Fund. Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation. There can be no assurances that the regulatory environment will remain the same. Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies’ ability to produce favorable returns.

»
Value Style Risks: Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

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Derivatives Risks: The Water Infrastructure Portfolio’s investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio.

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Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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Natural Resources Investment Risks: Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

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Management Risk: There is no guarantee that the Water Infrastructure Fund will meet its investment objective. Neither the Investment Adviser nor the Sub-Adviser can guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Water Infrastructure Fund

The Water Infrastructure Fund commenced operations on June 29, 2007. The bar chart and performance table have been omitted for the Water Infrastructure Fund because the Fund has been in operation for less than one calendar year.

Fees and Expenses of the Water Infrastructure Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Water Infrastructure Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)		Advisor Class A		Advisor Class C
Management Fees(6)		1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)		0.50%		0.75%
Other Expenses(8)		2.37%		2.37%
Shareholder Servicing Fees	0.25%		0.25%
Other Operating Expenses	2.12%		2.12%
Total Annual Fund Operating Expenses(8) (9)		4.12%		4.37%

(1)	This fee table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Water Infrastructure Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them. If this fee is imposed it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Water Infrastructure Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio for investment advisory services.

(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the distributor or other qualified recipient under the Plans. However, during the year ended December 31, 2007, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”. “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. Because the Water Infrastructure Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(9)
As of March 1, 2008, the Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.89% and 2.39% for Advisor Class A and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Water Infrastructure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Advisor Class A and Advisor Class C shares of the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Water Infrastructure Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$965	$1,755	$2,560	$4,633
Advisor Class C	$438	$1,323	$2,220	$4,510

See “Description of Advisor Classes” on page 75.

The Multi-Disciplinary Fund

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Multi-Disciplinary Fund is total return. This investment objective is non-fundamental, which means that the Board of Directors may change the investment objective without shareholder approval.

Principal Investment Strategies
The Multi-Disciplinary Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investment, plus capital appreciation, if any. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components. Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities and in derivatives.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities. Fixed-income securities include corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. The Multi-Disciplinary Portfolio’s fixed-income component focuses primarily on investment-grade corporate bonds, issued principally in the United States. Bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 90% of its net assets in selling equity put options. The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Multi-Disciplinary Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics. The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange. They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options. By writing put options, the Multi-Disciplinary Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Multi-Disciplinary Portfolio. The Multi-Disciplinary Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Portfolio has written.

The Multi-Disciplinary Portfolio may hold equity securities in limited circumstances. For example, if put options are exercised against the Multi-Disciplinary Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Multi-Disciplinary Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Portfolio’s assets in any single position.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current relative valuation and earning potential and assesses the company’s competitive positioning.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

The Multi-Disciplinary Portfolio may invest up to 20% of its total assets at the time of purchase in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Multi-Disciplinary Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Multi-Disciplinary Portfolio engages in a temporary defensive strategy, the Multi-Disciplinary Portfolio and, therefore, the Multi-Disciplinary Fund, may not achieve its investment objective.

Fund Structure
The Multi-Disciplinary Portfolio has an investment objective identical to that of the Multi-Disciplinary Fund. The Multi-Disciplinary Fund may withdraw its investment from the Multi-Disciplinary Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Multi-Disciplinary Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Fund’s assets directly.

Principal Risks of Investment
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

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Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

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Derivatives Risks: The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio. To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment.

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Option Transaction Risks: Purchasing and writing put and call options and, in particular, writing "uncovered" options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

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Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

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Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s and, therefore, the Multi-Disciplinary Fund’s, investment objective.

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Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

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Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

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Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

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Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares and therefore, the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

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New Fund Risks: There can be no assurance that the Multi-Disciplinary Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser may recommend that the Multi-Disciplinary Fund be liquidated.

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Management Risk: There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Multi-Disciplinary Fund

The Multi-Disciplinary Fund commenced operations on February 11, 2008. The bar chart and performance table have been omitted for the Multi-Disciplinary Fund because the Fund has been in operation for less than one calendar year.

Fees and Expenses of the Multi-Disciplinary Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Multi-Disciplinary Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)		Advisor Class A		Advisor Class C
Management Fees(6)		1.25%		1.25%
Distribution (Rule 12b-1) Fees (7)		0.50%		0.75%
Other Expenses(8)		1.40%		1.40%
Shareholder Servicing Fees	0.25%		0.25%
Other Operating Expenses	1.15%		1.15%
Total Annual Fund Operating Expenses(8) (9)		3.15%		3.40%

(1)	This fee table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Multi-Disciplinary Fund and any other series of the Company.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them. If this fee is imposed it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Multi-Disciplinary Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Multi-Disciplinary Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio for investment advisory services.

(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the distributor or other qualified recipient under the Plans. However, during the year ended December 31, 2007, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”. “Other Operating Expenses” include administration fees, transfer agency fees, and all other ordinary operating expenses not listed above. Because the Multi-Disciplinary Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(9)
Since inception, the Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.74% and 2.24% for Advisor Class A and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example
This Example is intended to help you compare the cost of investing in the Advisor Class A and Advisor Class C of the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Advisor Class A and Advisor Class C of the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:

	1 Year	3 Years
Advisor Class A	$875	$1,491
Advisor Class C	$343	$1,045

See “Description of Advisor Classes” on page 75.

MAIN RISKS OF INVESTING IN EACH OF THE FUNDS

The principal risks of investing in each Fund are described previously in this Prospectus. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administrative fees borne by the Portfolio.

Market Risk—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.

Medical Research Industry Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.

Non-Diversification—All Funds
Each Portfolio is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Investment in Small and Medium-Size Companies—All Funds except the Multi-Disciplinary Fund
Each Portfolio (other than the Multi-Disciplinary Portfolio) may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options. The successful use of these investment practices depends on the Investment Adviser’s (or Sub-Adviser’s) ability to forecast stock price movements correctly. Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments. Markets in options with respect to a number of types of securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Industry Specific Risks-The Water Infrastructure Fund
To the extent that the Water Infrastructure Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries. For instance, companies involved in the water industry may be located in societies (i.e., countries or geographic areas) that are suffering from water stress or scarcity and which do not possess healthy financial markets for business. These societies may not provide a stable environment for companies to operate. As such, companies located in these societies must manage both business risk and reputational risk. Additional risks of concentrating in the water industry include environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Credit Default Swap Agreements-The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities. The Multi-Disciplinary Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment. In no event will the Multi-Disciplinary Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Multi-Disciplinary Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Multi-Disciplinary Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)-The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured. Interest rate swaps involve the exchange by the Multi-Disciplinary Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Multi-Disciplinary Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Multi-Disciplinary Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, the Multi-Disciplinary Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Multi-Disciplinary Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

The Multi-Disciplinary Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser. If there is a default by the other party to such transaction, the Multi-Disciplinary Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Multi-Disciplinary Portfolio would be less favorable than it would have been if this investment technique were not used. To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters). The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s total holdings, and (b) top five performing and bottom five performing portfolio holdings of each Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser and Sub-Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $14.685 billion in assets as of December 31, 2007. The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2007 were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Global Portfolio	0.00%
Paradigm Portfolio	1.25%
Medical Portfolio	0.32%
Small Cap Opportunities Portfolio	1.25%
Market Opportunities Portfolio	1.08%
Water Infrastructure Portfolio(1)	N/A
Multi-Disciplinary Portfolio(2)	N/A

(1) The Water Infrastructure Portfolio commenced operations on June 29, 2007.
(2) The Multi-Disciplinary Portfolio commenced operations on February 11, 2008.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

The Investment Adviser has selected, and the Company’s Board of Directors has approved, Aqua Terra Asset Management LLC (“Sub-Adviser” or “Aqua Terra”) as sub-adviser for the Water Infrastructure Portfolio. Aqua Terra, 4 Tower Bridge, 200 Barr Harbor Drive, West Conshohocken, Pennsylvania 19428, is a majority owned subsidiary of Boenning & Scattergood Holdings, Inc. and had approximately $24.2 million in assets under management as of December 31, 2007. Founded in 1913, Boenning & Scattergood is a full service investment and brokerage firm. Aqua Terra provides investment advisory services in the water and water infrastructure sector.

The Investment Adviser will review, monitor and report to the Board of Trustees of the Trust on the performance and investment procedures of Aqua Terra and assist and consult with Aqua Terra in connection with the Water Infrastructure Portfolio’s investment program. The Investment Adviser will also be responsible for the selection of broker-dealers, the negotiation of commission rates and the execution of transactions of the Water Infrastructure Portfolio. Aqua Terra, under the supervision of the Investment Adviser, is responsible for decisions to buy and sell securities for the Water Infrastructure Portfolio. Payments to the Sub-Adviser for its services are made by the Investment Adviser, not by the Water Infrastructure Portfolio. For its services, Aqua Terra receives sub-advisory fees from the Investment Adviser at the annual rate of 0.35% of the average daily net assets of the Water Infrastructure Portfolio.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for each Portfolio (other than the Multi-Disciplinary Portfolio) and the investment sub-advisory agreement for the Water Infrastructure Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2007. A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Multi-Disciplinary Portfolio is available in the Company’s annual report to shareholders for the period ended December 31, 2007.

Kinetics as the Investment Adviser to each Portfolio, and Aqua Terra as Sub-Adviser to the Water Infrastructure Portfolio, are each engaged in a broad range of portfolio management, portfolio advisory and other business activities. Their services are not exclusive to the applicable Portfolios and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees. The following persons are members of each committee: Bruce P. Abel, Paul A. Berman, Paul Mampilly, Steven Tuen and Murray Stahl. Each person’s role on a committee varies from Portfolio to Portfolio. The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

The lead portfolio manager for the Internet Portfolio committee is Mr. Doyle, Chairman of the Board and President of the Company. He has been managing the Portfolio since June 1999. In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead co-portfolio managers for the Global Portfolio committee are Mr. Tuen and Mr. Mampilly. They are responsible for the Global Portfolio’s day-to-day management. Mr. Tuen joined the Investment Adviser in 1999. He has been managing the Global Portfolio since its inception. Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon. Mr. Mampilly joined the Investment Adviser in 2006 and has over sixteen years experience as an investment professional. He has been managing the Global Portfolio since March 2008. Prior to joining Kinetics, Mr. Mampilly founded The Capuchin Group, distributor of a behavioral financial newsletter, for which he acted as author, editor and publisher from October 2003 through July 2006. From January 2002 through May 2003, Mr. Mampilly held employment with ING Funds as a senior research analyst and healthcare group head, responsible for managing a team of analysts covering healthcare related companies of all market capitalizations. Each other committee member serves as a research analyst. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen and Mr. Mampilly.

The lead co-portfolio managers of the Paradigm Portfolio committee are Mr. Stahl and Mr. Doyle, who have been managing the Portfolio since its inception. Mr. Stahl has served as Director of Research since 2000. Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon. Each other committee member serves as a research analyst.  Mr. Mampilly provides substantial input on research, stock selection and portfolio composition. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

The lead portfolio manager for the Medical Portfolio committee is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager. He has been managing the Portfolio since its inception. Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The lead co-portfolio managers of the Small Cap Portfolio committee are Mr. Doyle and Mr. Stahl who have been managing the Portfolio since October 2002. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead co-portfolio managers of the Market Opportunities Portfolio committee are Mr. Stahl and Mr. Doyle who have been managing the Portfolio since its inception. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead portfolio manager of the Multi-Disciplinary Portfolio committee is Mr. Stahl, who has been managing the Portfolio since its inception. Mr. Berman has also been responsible for the Multi-Disciplinary Portfolio’s day-to-day management since its inception. Mr. Berman has been a financial and investment professional since 1983, specifically in the areas of mergers and acquisitions of distressed and/or highly leveraged companies, distressed debt restructuring, equity research and asset management. In addition to being a Portfolio Manager at Kinetics since February 2008, Mr. Berman has been a Portfolio Manager at Horizon since July 2006. Previously, he served as managing member of Polestar Capital Management, LLC and portfolio manager for PoleStar Partners, L.P. from 2003 through 2006.

Investment Professionals for the Sub-Adviser

William S. Brennan serves as the portfolio manager and is responsible for the day-to-day management of the Water Infrastructure Portfolio. Gerard Sweeney serves as a research analyst.

Mr. Brennan has been President and Managing Partner of Aqua Terra, a subsidiary of Boenning & Scattergood since its inception on November 14, 2006, and serves as the portfolio manager of the Water Infrastructure Portfolio. He joined Boenning & Scattergood in 2004 as managing director, Director of Equities, after working at Avondale Partners beginning in 2002, where he was Director, Institutional Sales. He is also an Adjunct Professor in the Graduate MBA program at Villanova University School of Business and an Adjunct Finance Professor at Cabrini College. From 1999 through 2006, he served as a strategy and portfolio advisor to a private hedge fund that invests in the domestic and international water sectors.

Mr. Sweeney has been a Senior Analyst and Portfolio Administrator for Aqua Terra since its inception on November 14, 2006. Prior to his involvement with Aqua Terra, he was a vice president at Boenning & Scattergood where he served as Equity Syndicate Manager and a senior institutional equity salesperson from 2004 to 2006. From 2000 through 2004, he was a member of Janney Montgomery Scott’s Syndicate Desk specializing in water related equity financings.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Class of each Fund are sold at NAV per share plus any applicable sales charge (see “Description of Advisor Classes”). The NAVs are determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and in generally the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange. If there is no sales price, a security is valued at the last reported bid price. Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued based on the quotations obtained from market makers, dealers, or pricing services. Securities which have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser (or Sub-Adviser) may determine in good faith, in accordance with a Portfolio’s valuation procedures as approved by the Board of Trustees.

A Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost. Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date. If there are no sales on that day, the debt security is generally valued at mean of the current bid and asked prices. Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser (or Sub-Adviser), do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser (or Sub-Adviser) compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder’s account at the NAV next computed after an order and payment is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100. The Company reserves the right to vary or waive any minimum investment requirement. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until the completed New Account Application Form is received by the Funds or their transfer agent.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at 1-800-930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.

The minimum telephone purchase is $100. You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Funds’ transfer agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the New Account Application Form or call the Funds’ transfer agent at 1-800-930-3828. The first AIP purchase will take place no earlier than 15 days after the Funds’ transfer agent has received your request. Any request to change or terminate your AIP should be submitted to the transfer agent 5 days prior to the desired effective date of such change or termination. The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address. Upon receipt of your completed New Account Application Form, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to:		U.S. Bank, N.A.
•	ABA Number:	075000022
•	Credit:	U.S. Bancorp Fund Services, LLC
•	Account:	112-952-137
•	Further Credit:	Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA. Each Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared. This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Funds’ transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at 1-800-930-3828. A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the New Account Application Form.

Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the New Account Application Form, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of  a Fund and its shareholders. Advisor Class A and Advisor Class C shares of the Funds assess a 2.00% fee on the redemption or exchange of shares held for 30 days or less from the date of purchase. These fees are paid to the Funds to help offset any potential transaction costs.

The Funds will use the first-in, first-out method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ systematic programs, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser (or Sub-Adviser) or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund. If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program. As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at 1-800-930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Advisor Class A shares for Advisor Class A shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee. See “Redemption Fees” above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. In all cases, shareholders will be required to pay a sales charge only once.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
Each Fund has qualified and intends to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by a Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by a Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange of shares pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, or have failed to certify that you are an “exempt recipient,” the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
For nonresident aliens, foreign corporations and other foreign investors, fund distributions attributable to net long-term capital gains of a Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in a Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to any portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions
Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Funds is provided in the SAI.

Distribution of Shares

Rule 12b-1 Plans
Each Fund has adopted separate Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows each Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares and Advisor Class C shares, respectively. Under the Plan for Advisor Class A shares, the Fund may pay as compensation up to an annual rate of 0.50% of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2007, payments under the Plan were limited to 0.25%. Under the Plan for Advisor Class C shares, the Fund may pay as compensation up to an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the distributor. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of each Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to each Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes

This Prospectus offers two Classes of shares of the Funds - Advisor Class A shares and Advisor Class C shares.

Each Fund also offers a No Load Class of shares through a separate prospectus. The No Load Class of shares may be purchased without the imposition of any sales charges or Rule 12b-1 fees. Each Fund has also registered an Institutional Class of Shares which is currently being offered under a separate prospectus by the Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund, the Water Infrastructure Fund and the Multi-Disciplinary Fund. The Funds’ Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Funds’ shareholders. You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs. With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets which is assessed against the Advisor Class A shares of each Fund.

If you purchase Advisor Class A shares of a Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:

Amount of Transaction		Sales Charge as a % Of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
At Least	But Less than
$0	$50,000	5.75%	6.10%	5.25%
$50,000	$100,000	4.75%	4.99%	4.25%
$100,000	$250,000	3.75%	3.90%	3.25%
$250,000	$500,000	2.75%	2.83%	2.25%
$500,000	$1,000,000	2.25%	2.30%	1.75%
$1,000,000	and above	0.75%	0.76%	0.65%

The Offering Price includes the sales charge paid at the time of investment.

Waivers - Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

»	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

»	You buy Advisor Class A shares under a wrap program or other all inclusive fee program offered by your broker-dealer or agent; or

»	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Reducing Your Sales Charge - Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

»	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

»	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months (see “Letter of Intent - Advisor Class A Shares” below);

»	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;

»	combining concurrent purchases of Advisor Class A shares from different Funds to obtain the quantity discounts indicated above; and

»	through rights of accumulation as discussed below.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances. Consult your broker-dealer.

Rights of Accumulation - Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Letter of Intent - Advisor Class A Shares
By signing a Letter of Intent (“LOI”) you can reduce your Advisor Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Advisor Class A shares (excluding the Kinetics Government Money Market Fund). Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with the Funds you can aggregate your accounts as well as the accounts of your immediate family members under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs. Advisor Class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor Class C shares of any of the Funds, you will pay the NAV next determined after your order is received. There is no initial sales charge on this Class at the time you purchase your shares.

Additional information regarding sales load breakpoints is available in the Funds’ SAI. The Funds also provide information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website, www.kineticsfunds.com.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investments from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996. Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years). Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). As of March 14, 2008, the Global Fund (formerly the Internet Emerging Growth Fund) changed to the investment strategy set forth in this Prospectus. The prior performance shown represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities. The financial information provided for the fiscal years ended December 31, 2007, 2006, 2005 and 2004 was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request. The financial information provided for the fiscal year ended December 31, 2003, was audited by the Funds’ former auditors.

The financial highlights tables set forth below are for the Advisor Class A shares and Advisor Class C shares of the Internet Fund, Paradigm Fund, Medical Fund, Small Cap Fund, Market Opportunities Fund and Water Infrastructure Fund. Because the Advisor Class A and Advisor Class C shares of the Global Fund had not commenced operations as of December 31, 2007, the financial highlights table provided below is for the Global Fund’s No Load Class shares.

There are no financial highlights for the Multi-Disciplinary Fund because it commenced operations on February 11, 2008.

The Internet Fund - Class A
	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,
	2007	2006	2005	2004	2003
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$28.24	$24.40	$24.93	$22.88	$16.47
Income from Investment Operations:
Net investment income (loss)	0.23(3)	(0.14(3))	0.05(3)	0.05(3)	(0.82)
Net realized and unrealized gain (loss) on investments	7.49	4.09	(0.44)	2.23	7.23
Total from investment operations	7.72	3.95	(0.39)	2.28	6.41
Redemption Fees	—	—	0.00(4)	—	—
Less Distributions:
From net investment income	(0.30)	(0.11)	(0.14)	(0.23)	—
From net realized gains	—	—	—	—	—
Total distributions	(0.30)	(0.11)	(0.14)	(0.23)	—
Net Asset Value, End of Year	$35.66	$28.24	$24.40	$24.93	$22.88
Total Return(2)	27.35%	16.18%	(1.55)%	9.95%	38.92%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$637	$235	$300	$354	$428
Ratio of expenses to average net assets:
Before expense reimbursement	2.24%	2.23%	2.60%	2.62%	2.64%
After expense reimbursement	2.23%	2.10%	2.60%	2.62%	2.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.70%	(0.67)%	0.21%	0.19%	(0.14)%
After expense reimbursement	0.71%	(0.54)%	0.21%	0.19%	(0.14)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)  Information presented relates to a share of capital stock outstanding for each period.
(2)  The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)  Amount calculated is less than $0.005.

The Internet Fund - Class C
	Advisor Class C February 16, 2007^ through December 31,
	2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$28.66
Income from Investment Operations:
Net investment income	0.07	(2)
Net realized and unrealized gain on investments	6.87
Total from investment operations	6.94
Redemption Fees	0.00	(3)
Less Distributions:
From net investment income	(0.29)
From net realized gains	—
Total distributions	(0.29)
Net Asset Value, End of Year	$35.31
Total Return	24.22	%(4)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$294
Ratio of expenses to average net assets:
Before expense reimbursement	2.73	%(5)
After expense reimbursement	2.72	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.22	%(5)
After expense reimbursement	0.23	%(5)
Portfolio turnover rate	N/A

^ Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.

The Global Fund
	No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004	No Load Class for the Year Ended December 31, 2003
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$5.00	$4.43	$4.50	$4.28	$3.24
Income from Investment Operations:
Net investment income (loss)	0.22	0.13	0.15	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.01)	0.62	(0.03)	0.25	1.05
Total from investment operations	0.21	0.75	0.12	0.33	1.09
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	—	—
Less Distributions:
From net investment income	(0.31)	(0.18)	(0.19)	(0.11)	(0.05)
From net realized gains	—	—	—	—	—
Total distributions	(0.31)	(0.18)	(0.19)	(0.11)	(0.05)
Net Asset Value, End of Year	$4.90	$5.00	$4.43	$4.50	$4.28
Total Return	4.27%	16.90%	2.65%	7.67%	33.56%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$3,138	$3,991	$3,896	$4,584	$4,677
Ratio of expenses to average net assets:
Before expense reimbursement	3.84%	3.09%	3.22%	3.45%	3.64%
After expense reimbursement	1.48%	1.39%	2.69%	2.67%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.87%	3.00%	2.80%	1.08%	0.11%
After expense reimbursement	4.23%	1.30%	3.33%	1.84%	1.01%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Amount calculated is less than $0.005.

The Paradigm Fund - Class A
	Advisor Class A Year Ended December 31, 2007	Advisor Class A Year Ended December 31, 2006	Advisor Class A Year Ended December 31, 2005		Advisor Class A Year Ended December 31, 2004	Advisor Class A Year Ended December 31, 2003
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$25.43	$20.08	$17.40		$14.82	$10.07
Income from Investment Operations:
Net investment income (loss)	0.04 (2)	0.08 (2)	(0.07	)(2)	(0.10)	0.08
Net realized and unrealized gain (loss) on investments	5.27	5.43	2.77		3.16	4.70
Total from investment operations	5.31	5.51	2.70		3.06	4.78
Redemption Fees	0.00 (3)	0.00 (3)	0.00	(3)	—	—
Less Distributions:
From net investment income	(0.09)	(0.12)	—		(0.02)	(0.03)
From net realized gains	(0.13)	(0.04)	(0.02)		(0.46)	—
Total distributions	(0.22)	(0.16)	(0.02)		(0.48)	(0.03)
Net Asset Value, End of Year	$30.52	$25.43	$20.08		$17.40	$14.82
Total Return(4)	20.87%	27.42%	15.54%		20.63%	47.47%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$544,046	$183,031	$60,421		$26,525	$13,157
Ratio of expenses to average net assets:
Before expense reimbursement	1.93%	2.04%	2.18%		2.35%	2.49%
After expense reimbursement	1.93%	1.88%	1.94%		1.99%	1.99%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.14%	0.19%	(0.66)%		(1.02)%	0.32%
After expense reimbursement	0.14%	0.35%	(0.42)%		(0.66)%	0.82%
Portfolio turnover rate	N/A	N/A	N/A		N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

The Paradigm Fund - Class C
	Advisor Class C Year Ended December 31, 2007		Advisor Class C Year Ended December 31, 2006		Advisor Class C Year Ended December 31, 2005		Advisor Class C Year Ended December 31, 2004	Advisor Class C Year Ended December 31, 2003
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$24.98		$19.76		$17.21		$14.73	$10.05
Income from Investment Operations:
Net investment income (loss)	(0.10	)(2)	(0.03	)(2)	(0.17	)(2)	(0.18)	0.02
Net realized and unrealized gain (loss) on investments	5.15		5.33		2.74		3.14	4.67
Total from investment operations	5.05		5.30		2.57		2.96	4.69
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	—	—
Less Distributions:
From net investment income	(0.00	)(3)	(0.04)		—		(0.02)	(0.01)
From net realized gains	(0.13)		(0.04)		(0.02)		(0.46)	—
Total distributions	(0.13)		(0.08)		(0.02)		(0.48)	(0.01)
Net Asset Value, End of Year	$29.90		$24.98		$19.76		$17.21	$14.73
Total Return	20.20%		26.82%		14.96%		20.08%	46.68%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$320,962		$116,226		$38,740		$9,426	$2,125
Ratio of expenses to average net assets:
Before expense reimbursement	2.43%		2.54%		2.68%		2.85%	2.99%
After expense reimbursement	2.43%		2.38%		2.44%		2.49%	2.49%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.36)%		(0.31)%		(1.16)%		(1.52)%	(0.18)%
After expense reimbursement	(0.36)%		(0.15)%		(0.92)%		(1.16)%	0.32%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

The Medical Fund - Class A
	Advisor Class A Year Ended December 31, 2007	Advisor Class A Year Ended December 31, 2006	Advisor Class A Year Ended December 31, 2005		Advisor Class A Year Ended December 31, 2004		Advisor Class A Year Ended December 31, 2003
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$17.47	$16.34	$16.49		$15.47		$12.61
Income from Investment Operations:
Net investment income (loss)	0.05 (2)	0.01 (2)	(0.22	)(2)	(0.11	)(2)	(0.63)
Net realized and unrealized gain (loss) on investments	2.62	2.35	0.07		1.13		3.49
Total from investment operations	2.67	2.36	(0.15)		1.02		2.86
Redemption Fees	0.00 (3)	—	—		—		—
Less Distributions:
From net investment income	(0.06)	—	—		—		—
From net realized gains	(0.69)	(1.23)	—		—		—
Total distributions	(0.75)	(1.23)	—		—		—
Net Asset Value, End of Year	$19.39	$17.47	$16.34		$16.49		$15.47
Total Return(4)	15.16%	14.49%	(0.91)%		6.59%		22.68%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,427	$711	$559		$696		$758
Ratio of expenses to average net assets:
Before expense reimbursement	2.66%	2.53%	2.73%		2.79%		2.77%
After expense reimbursement	1.65%	1.69%	2.69%		2.64%		2.77%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.76)%	(0.76)%	(1.39)%		(1.56)%		(1.80)%
After expense reimbursement	0.25%	0.08%	(1.35)%		(1.41)%		(1.80)%
Portfolio turnover rate	N/A	N/A	N/A		N/A		N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

The Medical Fund - Class C
	Advisor Class C February 16, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$18.29
Income from Investment Operations:
Net investment income (loss)	(0.04	)(2)
Net realized and unrealized gain (loss) on investments	1.79
Total from investment operations	1.75
Redemption Fees	0.00	(3)
Less Distributions:
From net investment income	(0.01)
From net realized gains	(0.69)
Total distributions	(0.70)
Net Asset Value, End of Year	$19.34
Total Return	9.55	%(4)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$148
Ratio of expenses to average net assets:
Before expense reimbursement	3.19	%(5)
After expense reimbursement	2.15	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.30	)%(5)
After expense reimbursement	(0.26	)%(5)
Portfolio turnover rate	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.

The Small Cap Opportunities Fund - Class A
	Advisor Class A Year Ended December 31, 2007		Advisor Class A Year Ended December 31, 2006		Advisor Class A Year Ended December 31, 2005	Advisor Class A Year Ended December 31, 2004	Advisor Class A Year Ended December 31, 2003
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$26.71		$20.89		$18.63	$16.50	$10.03
Income from Investment Operations:
Net investment income (loss)	(0.07	)(2)	(0.03	)(2)	0.02 (2)	0.18 (2)	0.15
Net realized and unrealized gain (loss) on investments	5.25		5.88		2.38	2.49	6.47
Total from investment operations	5.18		5.85		2.40	2.67	6.62
Redemption Fees	0.00	(3)	0.00	(3)	0.00 (3)	—	—
Less Distributions:
From net investment income	(0.19)		(0.03)		(0.01)	(0.13)	(0.15)
From net realized gains	(0.07)		—		(0.13)	(0.41)	—
Total distributions	(0.26)		(0.03)		(0.14)	(0.54)	(0.15)
Net Asset Value, End of Year	$31.63		$26.71		$20.89	$18.63	$16.50
Total Return(4)	19.36%		28.03%		12.83%	16.17%	65.98%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$36,390		$12,444		$5,205	$2,929	$2,075
Ratio of expenses to average net assets:
Before expense reimbursement	1.96%		2.08%		2.16%	2.28%	2.59%
After expense reimbursement	1.94%		1.83%		1.94%	1.99%	2.59%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.25)%		(0.39)%		(0.17)%	0.76%	1.89%
After expense reimbursement	(0.23)%		(0.14)%		0.06%	1.05%	1.89%
Portfolio turnover rate	N/A		N/A		N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

The Small Cap Opportunities Fund - Class C
	Advisor Class C February 16, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$28.70
Income from Investment Operations:
Net investment income (loss)	(0.21	)(2)
Net realized and unrealized gain (loss) on investments	3.33
Total from investment operations	3.12
Redemption Fees	0.02
Less Distributions:
From net investment income	(0.20)
From net realized gains	(0.07)
Total distributions	(0.27)
Net Asset Value, End of Year	$31.57
Total Return	10.94	%(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$4,942
Ratio of expenses to average net assets:
Before expense reimbursement	2.47	%(4)
After expense reimbursement	2.45	%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.76	)%(4)
After expense reimbursement	(0.75	)%(4)
Portfolio turnover rate	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.

The Market Opportunities Fund - Class A and Class C
	Advisor Class A Year Ended December 31, 2007	Advisor Class A January 31, 2006 ^ through December 31, 2006		Advisor Class C February 16, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$12.04	$10.00		$12.99
Income from Investment Operations:
Net investment income (loss)	0.00 (2)	0.02		(0.05	)(2)
Net realized and unrealized gain on investments	4.04	2.05		3.07
Total from investment operations	4.04	2.07		3.02
Redemption Fees	0.00 (3)	—		0.00	(3)
Less Distributions:
From net investment income	(0.01)	(0.03)		—
From net realized gains	—	—		—
Total distributions	(0.01)	(0.03)		—
Net Asset Value, End of Year	$16.07	$12.04		$16.01
Total Return(4)	33.54%	20.68	%(5)	23.25	%(5)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$43,907	$9,591		$8,790
Ratio of expenses to average net assets:
Before expense reimbursement	2.16%	2.93	%(6)	2.66	%(6)
After expense reimbursement	1.99%	1.71	%(6)	2.49	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.14)%	(1.01	)%(6)	(0.60	)%(6)
After expense reimbursement	0.03%	0.21	%(6)	(0.43	)%(6)
Portfolio turnover rate	N/A	N/A		N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.

The Water Infrastructure Fund - Class A and Class C
	Advisor Class A June 29, 2007^ through December 31, 2007		Advisor Class C June 29, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.00		$10.00
Income from Investment Operations:
Net investment income	0.05	(2)	0.02	(2)
Net realized and unrealized gain on investments	0.20		0.21
Total from investment operations	0.25		0.23
Redemption Fees	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	(0.03)		(0.02)
From net realized gains	(0.05)		(0.05)
Total distributions	(0.08)		(0.07)
Net Asset Value, End of Year	$10.17		$10.16
Total Return(4)	2.55	%(5)	2.33	%(5)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,459		$1,201
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	3.87	%(6)	4.37	%(6)
After expense reimbursement	1.99	%(6)	2.49	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.98	)%(6)	(1.48	)%(6)
After expense reimbursement	0.90	%(6)	0.40	%(6)
Portfolio turnover rate	N/A		N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.

Kinetics Mutual Funds, Inc.

The Internet Fund The Global Fund The Paradigm Fund The Medical Fund	The Small Cap Opportunities Fund The Market Opportunities Fund The Water Infrastructure Fund The Multi-Disciplinary Fund

Investment Adviser	Kinetics Asset Management, Inc.
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, NY 10591

Sub-Adviser	Aqua Terra Asset Management, LLC
4 Tower Bridge
200 Barr Harbor Drive, Suite 300
West Conshohocken, PA 19428-2979

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Distributor	Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated May 1, 2008
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
(800) 930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:

Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

Government Money Market
May 1, 2008	Prospectus	www.kineticsfunds.com

The Kinetics Government Money Market Fund
A series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

1

Investment Objective, Principal Investment Strategies and Principal Risks	3

Performance of the Kinetics Government Money Market Fund	4

Fees and Expenses of the Money Market Fund	5

Portfolio Holdings Information	6

Management of the Fund and the Portfolio	6

Valuation of Fund Shares	6

How to Purchase Shares	7

How to Redeem Shares	8

Exchange Privilege	10

Distributions and Taxes	11

Distribution of Shares	12

Unique Characteristics of Master/Feeder Fund Structure	13

Counsel and Independent Registered Public Accounting Firm	13

Financial Highlights	14

2

Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund (the “Fund” or the “Money Market Fund”), is a series of Kinetics Mutual Funds, Inc. (the “Company”), a Maryland corporation. The Fund is a no-load, diversified investment company which, unlike many other investment companies that directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Kinetics Government Money Market Portfolio (the “Portfolio” or the “Money Market Portfolio”), a series of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust. The Portfolio is an open-end, no-load diversified investment company which seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in money market instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure”.

The Statement of Additional Information (the “SAI”) contains more information about the Fund and the types of securities in which it may invest.

Prospectus
This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Minimum Initial Investment
$2,500
May 1, 2008

1

Who May Want To Invest

The Fund may be appropriate for people who:

»	want to save money rather than “invest”;

»	require stability of principal; and

»	prefer to receive income with relatively fewer risks.

An investment in the Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2

THE KINETICS GOVERNMENT MONEY MARKET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity.

Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests substantially all of its net assets in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Investment Adviser, subject to the approval of the Portfolio’s Board of Trustees, to present minimal credit risk. The Portfolio does not invest in obligations with maturities of more than 397 days (subject to certain exceptions) and the average maturity of all obligations held by the Portfolio must be 90 days or less. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations (“U.S. Government Securities”). U.S. Government Securities include direct obligations of the U.S. Treasury, such as Treasury Bills, Treasury Notes and Treasury Bonds. The Fund seeks to maintain a constant $1.00 net asset value (“NAV”) per share.

U.S. Government Securities are high quality instruments guaranteed as to principal and interest and issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than do obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Portfolio’s investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Portfolio’s investments in these securities.

Under a repurchase agreement, the Portfolio purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate premium during the Portfolio’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Portfolio may enter into repurchase agreements with banks that are members of Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The Investment Adviser monitors the creditworthiness of each firm that is a party to a repurchase agreement with the Portfolio.

Fund Structure
The Portfolio has an investment objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Fund’s assets directly.

Principal Risks of the Fund
The principal risks of investing in the Fund, and indirectly the Portfolio, are listed below and could adversely affect the NAV, total return and value of the Fund, the Portfolio and your investment.

Interest Rate Risks
The rate of income will vary from day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline. The values of the obligations held by the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the investment policies of the Fund and Portfolio are designed to minimize these changes and to maintain an NAV of $1.00 per share, there is no assurance that these policies will be successful.

3

Credit Risks
Changes in the credit quality rating or changes in an issuer’s financial condition can also affect the Portfolio. A default on a security held, or a repurchase agreement entered into, by the Portfolio could cause the value of your investment in the Fund to decline.

Repurchase Agreement Risks
One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the Portfolio, which may result in the Portfolio selling the securities for less than the price agreed upon with the seller. Another risk of repurchase agreements is that the seller may default or file for bankruptcy. Under such circumstances, the Portfolio will liquidate those securities held under the repurchase agreement, which constitute collateral for the seller’s obligation to repurchase the securities. However, the Portfolios might have to go through lengthy court actions before selling the securities.

Performance of the Kinetics Government Money Market Fund

The bar chart and table shown below illustrate the variability of the Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The past performance of the Fund’s No Load class is not necessarily an indication of how the Fund’s No Load class will perform in the future.

The Kinetics Government Money Market Fund
Calendar Year Returns as of 12/31

Best Quarter	2006	Q4	1.58%
Worst Quarter	2004	Q4	0.00%

4

Average Annual Total Returns as of 12/31/07

	1 Year	5 Years	Since Inception(1)

The Kinetics Government Money Market Fund	3.77%	2.01%	2.18%

(1)	The Money Market Fund commenced operations on February 3, 2000 and converted into a feeder fund of the Portfolio on April 28, 2000. The returns shown include reinvestment of all dividends.

Please note that you may obtain the Fund’s current 7-day yield by calling 1-800-930-3828.

Fees and Expenses of the Money Market Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Money Market Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee(3)	None
Maximum Account Fee(4)	None

Annual Operating Expenses (expenses deducted from Fund assets)		No Load Class
Management Fees(5)		0.50%
Distribution (Rule 12b-1) Fees		None
Other Expenses(6)		5.92%
Shareholder Servicing Fee	0.25%
Other Operating Expenses	5.67%
Total Annual Fund Operating Expenses(7)		6.42%

(1)	This fee table and example reflect the aggregate expenses of the Money Market Fund and the Money Market Portfolio.
(2)	You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Money Market Fund and any other series of the Company.
(3)
The Money Market Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.

(4)	IRA accounts are assessed a $15.00 annual fee.
(5)	The management fees paid by the Money Market Fund reflect the proportionate fees allocated to the Money Market Fund from the Portfolio for investment advisory services.
(6)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.” “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(7)
As of March 1, 2008, the Investment Adviser to the Money Market Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 0.88%. These waivers and reimbursements may be discontinued at any time.

5

Example

This Example is intended to help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Money Market Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Money Market Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Money Market Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$637	$1,885	$3,098	$5,982

Portfolio Holdings Information

A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI. Currently, disclosure of the Portfolio’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters). The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of the Portfolio and the percentage that each holding represents of the Portfolio’s total holdings, and (b) top five performing and bottom five performing portfolio holdings of each Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month. This information will be available on the website until the date on which the Portfolio files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Fund and the Portfolio

Investment Adviser
The Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $14.685 billion in assets as of December 31, 2007. The Investment Adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio. The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 0.50% of the Portfolio’s average daily net assets. However, as a result of fee waivers for the Portfolio, all advisory fees were waived for the fiscal year ended December 31, 2007. The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2007.

Valuation of Fund Shares

Shares of the Fund are sold at NAV, which is determined by the Fund as of 12:00 p.m. Eastern Time, each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

6

The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent NAV per share for the Fund of $1.00. However, there is no assurance that the $1.00 NAV per share will be maintained.

How to Purchase Shares

In General
Shares of the Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV next computed after an order and payment is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100. The Company reserves the right to vary or waive any minimum investment requirement. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so. A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until a completed New Account Application Form is received by the Fund or its transfer agent.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.

The minimum telephone purchase is $100. You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the New Account Application Form or call the Fund’s transfer agent at 1-800-930-3828. The first AIP purchase will take place no earlier than 15 days after the Fund’s transfer agent has received your request. Any request to change or terminate your AIP should be submitted to the transfer agent five days prior to the desired effective date of such change or termination. The Fund may modify or terminate the AIP at any time.

Purchase By Mail
To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to the Kinetics Government Money Market Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail

Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund	The Kinetics Government Money Market Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

7

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address. Upon receipt of your completed New Account Application Form, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to:	U.S. Bank N.A.
• ABA Number:	075000022
• Credit:	U.S. Bancorp Fund Services, LLC
• Account:	112-952-137
• Further Credit:	Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order. To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered IRA. The Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call 1-800-930-3828.

How to Redeem Shares

In General
You may redeem part or all of your Fund shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the purchase check has cleared. This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

8

»	If ownership has changed on your account;

»	When redemption proceeds are sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Fund’s Transfer Agent within the last 15 days

In addition to the situations described above, the Fund and/or its Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Fund’s transfer agent at:

Regular Mail	Overnight or Express Mail

Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund	The Kinetics Government Money Market Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at 1-800-930-3828. A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the New Account Application Form.

Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Fund’s transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

9

Checkwriting
On your New Account Application Form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. If you select to use the checkwriting privilege, the initial checkbook will be given to you at no additional charge. There will be a $5 charge for any subsequent books. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. The minimum systematic withdrawal amount is $100.

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund. The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the New Account Application Form, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Restrictions on Excessive Trading Practices
The Company’s Board of Directors has not adopted, on behalf of the Government Money Market Fund, policies and procedures with respect to frequent purchases and redemptions of Fund shares because the Fund may be appropriately used by shareholders for short-term investment or for cash management purposes.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your New Account Application Form as part of the Fund’s Anti-Money Laundering Program. As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Fund’s transfer agent at 1-800-930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your No Load Class shares in the Money Market Fund for No Load Class shares of any other fund offered by the Company. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another fund. So, your account may be subject to a redemption fee. Furthermore, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

10

Notwithstanding the above, Advisor Class A, Advisor Class C and Institutional Class shares of the Company’s other Funds may exchange into and out of the No Load Class of the Money Market Fund because the Money Market Fund does not offer Advisor Class A, Advisor Class C or Institutional Class shares. In all cases involving Advisor Class A share exchanges, shareholders will be required to pay a sales charge only once, assuming they are not eligible for a sales charge waiver.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions to shareholders of the Fund are generally paid in additional shares of the Fund, with no sales charge, based on the Fund’s NAV per share as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive all of your distributions in cash.

The Fund will ordinarily declare dividends from net investment income on a daily basis and distribute those dividends monthly. Although the Fund does not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gains distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select cash distributions and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. The Fund contemplates distributing as dividends each year all or substantially all of its taxable income. Except as discussed below, you will generally be subject to federal income tax at ordinary rates on the Fund’s distributions to you, regardless whether they are paid in cash or reinvested in Fund shares. It is anticipated that most of a Fund’s distributions will be taxable to you as ordinary income.

The Fund invests all of its assets in a partnership master portfolio which, in turn, invests substantially all of its assets in debt instruments and not in shares of stock on which dividend income will be received. As a result, Fund distributions generally will not qualify for the favorable long-term capital gains treatment applicable to “qualifying dividends” for individual shareholders or for the dividends-received deduction for corporations.

IRAs and Other Tax-Qualified Plans. One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding. On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The current withholding rate is 28%.

11

U.S. Tax Treatment of Foreign Shareholders. For nonresident aliens, foreign corporations and other foreign investors, Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Different U.S. tax rules may apply to a foreign shareholder if the investment in the Fund is connected to a trade or business of the shareholder in the United States.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More tax information relating to the Fund is provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York 10591, is the distributor for the shares of the Fund. KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund. For this service, the Investment Adviser receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund’s average daily net assets.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Fund. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S Bancorp Fund Services, LLC (“USBFS”) serves as administrator to the Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. USBFS also acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

12

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio’s expenses. However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund’s interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investment from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about the Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which the Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996. Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Fund.

13

Financial Highlights

The financial highlights table set forth below is intended to help you understand the Fund’s financial performance for the last five fiscal years. Most of the information reflects financial results with respect to a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Money Market Fund (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal years ended December 31, 2007, 2006, 2005 and 2004, was audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report and incorporated by reference into the SAI, both of which are available upon request. The financial information provided for the fiscal year ended December 31, 2003 was audited by the Fund’s former auditors.

The Kinetics Government Money Market Fund

	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003

PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.04	0.04	0.02	—	—
Net realized and unrealized gain on investments	—	—	—	—	—
Total from investment operations	0.04	0.04	0.02	—	—
Less Distributions:
From net investment income	(0.04)	(0.04)	(0.02)	—	—
Total distributions	(0.04)	(0.04)	(0.02)	—	—
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	3.77%	4.45%	1.88%	0.00%	0.00%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,190	$1,425	$1,052	$1,166	$3,048
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	6.42%	3.94%	5.08%	2.11%	1.32%
After expense reimbursement	0.98%	0.22%	1.06%	0.98%	0.94%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.74)%	0.73%	(2.17)%	(1.13)%	(0.38)%
After expense reimbursement	3.70%	4.45%	1.85%	0.00%	0.00%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Information presented relates to a share of capital stock outstanding for each period.

14

Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund

Investment Adviser	Kinetics Asset Management, Inc.
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, NY 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered	Tait, Weller & Baker LLP
Public Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Distributor	Kinetics Funds Distributors, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated May 1, 2008
The SAI of the Fund provides more details about the Fund’s policies and management. The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:  By Internet:
1-800-930-3828  http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0104.

1940 Act File No. 811-09303

15

No Load, Institutional, and Advisor Classes

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

The Internet Fund
The Global Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Water Infrastructure Fund
The Multi-Disciplinary Fund
The Kinetics Government Money Market Fund

Each of the series (individually, a “Fund” and collectively, the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”) is in a master/feeder fund structure.  Each Fund is a feeder fund to a corresponding series (individually, a “Portfolio” and collectively, the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”).  Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Funds seek their investment objectives by investing all of their investable assets in their corresponding Portfolios.  Each Portfolio (except the Kinetics Government Money Market Portfolio) is an open-end, non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of its respective feeder Fund.  The Kinetics Government Money Market Portfolio is an open-end, diversified investment company with an investment objective and strategies identical to those of its feeder Fund.

This Statement of Additional Information (“SAI”) provides general information about each of the Funds and the Portfolios.  This SAI is not a Prospectus and should be read in conjunction with the relevant Fund’s current No Load Class Prospectus, Institutional Class Prospectus, or Advisor Classes Prospectus, each dated May 1, 2008, as supplemented and amended from time to time, which are incorporated herein by reference.  To obtain a copy of the Funds’ Prospectuses, please write or call the Funds at the address or telephone number below.  To obtain a copy of the Portfolios’ Prospectus and SAI dated May 1, 2008, that provide general information about the Portfolios and are incorporated herein by reference, please write or call the Portfolios at the address or telephone number shown below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: 1-800-930-3828

The most recent Annual Report to Shareholders of the Company, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this SAI.  A Fund’s Annual Report may be obtained free of charge upon request by writing or calling the Funds at the address or telephone number shown above.

General Information about Kinetics Mutual Funds, Inc.	2
Description of the Funds	4
Investment Restrictions	6
Investment Policies and Associated Risks	8
Temporary Investments	15
Portfolio Turnover	16
Management of the Funds and the Portfolios	16
Control Persons and Principal Holders of Securities	23
Proxy Voting Policies	31
Investment Adviser and Sub-Adviser	32
Shareholder Services	38
Administrative Services	39
Distributor	40
Distribution Plans	41
Custodian	42
Codes of Ethics	42
Valuation of Shares	43
Portfolio Holdings Information	44
Purchasing Shares	45
Redemption of Shares	48
Brokerage	50
Taxes	52
Independent Registered Public Accounting Firm	53
Financial Statements	53

1

General Information about Kinetics Mutual Funds, Inc.

The Company is a Maryland corporation, established on March 26, 1999.  The Company is comprised of several series of mutual funds, all of which are open-end investment companies.  The Trust is a Delaware statutory trust, established on March 14, 2000.  The Trust is comprised of several series of mutual funds, all of which are open-end investment companies with investment objectives and strategies identical to those of the individual Funds of the Company.  The Funds and Portfolios are set up in a master/feeder fund structure whereby each Fund is a “feeder” fund that invests all of its investable assets in a corresponding “master” Portfolio.  The principal business office for the Company and the Trust is located at 16 New Broadway, Sleepy Hollow, New York 10591.

General Information about the Investment Adviser and Sub-Adviser

Kinetics Asset Management, Inc. (“Kinetics” or “Adviser” or “Investment Adviser”) is a New York corporation that serves as the investment adviser to the Portfolios.  Founded in 1996, the Adviser provides investment advisory services to the Trust, a family of nine mutual funds with discretionary management authority over approximately $14.685 billion in assets at December 31, 2007.

The Investment Adviser has selected, and the Board of Trustees of the Trust has approved, Aqua Terra Asset Management, LLC (“Sub-Adviser” or “Aqua Terra”) as sub-adviser for the Water Infrastructure Portfolio.  Aqua Terra, a Pennsylvania limited liability company located at 4 Tower Bridge, 200 Barr Harbor Drive, West Conshohocken, Pennsylvania 19428, is a majority owned subsidiary of Boenning & Scattergood Holdings, Inc.  Boenning & Scattergood is a full service investment and brokerage firm, founded in 1913.  Aqua Terra provides investment advisory services in the water and water infrastructure sector.

Aqua Terra, under the supervision of the Investment Adviser, is responsible for decisions to buy and sell securities for the Water Infrastructure Portfolio.  Aqua Terra will also provide various administrative services, and supervise the daily business affairs of the Water Infrastructure Portfolio.  Payments to the Sub-Adviser for its services are made by the Adviser, not by the Water Infrastructure Portfolio.  The Adviser is entitled to receive an annual fee from the Water Infrastructure Portfolio for its services at the annual rate of 1.25% of the Portfolio’s average daily net assets.

Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Funds.  All shares issued are fully paid and non-assessable.  Each holder of common stock has one vote for each share held.  Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Portfolios.  All shares issued are fully paid and non-assessable.  Each holder of shares of beneficial interest has one vote for each share held.  Voting rights are non-cumulative.

Title and Description of Share Classes

The Company and the Trust each currently consists of nine series.  Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (“1940 Act”), each Fund is permitted to offer several classes of shares as follows: No Load Class, Institutional Class, Advisor Class A and Advisor Class C.  Advisor Class A shares are subject to a front-end sales load and a Rule 12b-1 fee as described in the applicable Prospectus.  Advisor Class C shares are subject to a Rule 12b-1 fee as described in the applicable Prospectus.  The Kinetics Government Money Market Fund is the only Fund that does not have the ability to offer shares of the Advisor Classes or the Institutional Class.

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor, Inc. (“KFDI” or the “Distributor”), the Company’s distributor.  The expenses incurred pursuant to the Rule 12b-1 Plans will be borne solely by Advisor Class A and Advisor Class C shares of the applicable Funds and constitute the only expenses allocated on a Class by Class basis.

2

The Institutional Class is currently available only to the Paradigm Fund, the Small Cap Opportunities Fund, the Market Opportunities Fund, the Water Infrastructure Fund and the Multi-Disciplinary Fund.

Rights of Each Share Class

Each share of common stock of a Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote.  All shares of all Classes of each Fund generally have equal voting rights.  However, matters affecting only one particular Fund or Class of shares can be voted on only by shareholders in that Fund or Class.  Only shareholders of Advisor Class A or Advisor Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such Class.  All shareholders are entitled to receive dividends when and as declared by the Board of Directors from time to time and as further discussed in the Prospectuses.

Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Funds invest all of their investable assets in the corresponding Portfolios, which are separately registered investment companies.  Each Portfolio, in turn, invests in securities using the strategies described in the Prospectuses.  Accordingly, a shareholder’s interest in a Portfolio’s underlying investment securities is indirect.  In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in a Portfolio on the same terms and conditions and would pay a proportionate share of a Portfolio’s expenses.  However, other mutual fund or institutional investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund.  Shareholders of a Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of a Portfolio.  Such differences in return are also present in other mutual fund structures.  In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure.  The Master/Feeder Fund Structure may also allow each Fund to stabilize its expenses and achieve certain operational efficiencies.  No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Funds stabilizing their expenses or achieving greater operational efficiencies.

The Funds’ methods of operation and shareholder services are not materially affected by their investment in the Portfolios, except that the assets of the Funds may be managed as part of a larger pool of assets.  Since the Funds invest all of their assets in the respective Portfolios, they hold only beneficial interests in the Portfolios; the Portfolios invest directly in individual securities of other issuers.

Certain changes in a Portfolio’s objective, policies and/or restrictions may require the Company to withdraw a Fund’s interest in the corresponding Portfolio.  Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio.  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  The Company’s Board of Directors retains the right to withdraw the investments of any Fund from the corresponding Portfolio at any time if it determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios.  For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolios may become less diverse, resulting in increased portfolio risk.  However, this possibility also exists for traditionally structured funds that have large or institutional investors.

Funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio.  Whenever the Company is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the Portfolio in the same proportion as the Fund’s shareholders.  Shares of a Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

3

Description of the Funds

With the exception of the Multi-Disciplinary Fund, the investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders.  The investment objective of the Multi-Disciplinary Fund is non-fundamental and can be changed without the approval of shareholders upon 60 days’ notice to shareholders.

The Internet Fund

The Internet Fund is a non-diversified fund with a primary investment objective of long-term growth of capital.  The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary defensive periods, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of companies engaged in the Internet and Internet-related activities.   The Fund should not be used as a trading vehicle.

The Global Fund

The Global Fund is a non-diversified fund with a primary investment objective of long-term growth of capital.  The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in equity securities of foreign and U.S. companies listed on publicly traded exchanges in countries around the world.   The Fund should not be used as a trading vehicle.  The Fund was formerly known as the Internet Emerging Growth Fund.

The Paradigm Fund

The Paradigm Fund is a non-diversified fund with a primary investment objective of long-term growth of capital.  The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity, and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues.  The Fund should not be used as a trading vehicle.

The Medical Fund

The Medical Fund is a non-diversified fund with a primary investment objective of long-term growth of capital.  The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary defensive periods, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.  The Fund should not be used as a trading vehicle.

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The Small Cap Opportunities Fund

The Small Cap Opportunities Fund is a non-diversified fund with a primary investment objective of long-term growth of capital.  The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary, defensive periods, at least 80% of the Portfolio’s net assets plus any borrowings for investment purposes will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or  short-term earnings disappointments.  The Fund should not be used as a trading vehicle.

The Market Opportunities Fund

The Market Opportunities Fund is a non-diversified fund with a primary investment objective of long-term capital growth. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets in the equity securities of U.S. and foreign companies engaged in capital markets or related to the capital markets and in the gaming industry.  The Fund should not be used as a trading vehicle.

The Water Infrastructure Fund

The Water Infrastructure Fund is a non-diversified fund with a primary investment objective of long-term capital growth and a secondary investment objective of current income.  The Fund seeks to achieve its objectives by investing all of its investable assets in its corresponding Portfolio.  Under normal circumstances, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in equity and fixed income securities issued by U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  The Fund should not be used as a trading vehicle.

The Multi-Disciplinary Fund

The Multi-Disciplinary Fund is a non-diversified fund with a primary investment objective of total return.  The Fund seeks to achieve its objective by investing all of its investable assets in its corresponding Portfolio.  The Portfolio’s investment objective is non-fundamental and can be changed without the approval of shareholders upon 60 days’ notice to shareholders.  The Portfolio utilizes a two-part investment strategy.  The Portfolio’s fixed-income component focuses primarily on investment-grade corporate bonds, issued principally in the United States.  Except during temporary defensive periods, the Portfolio will invest at least 65% of its investable assets in fixed-income securities and derivatives.  The Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies that are targeted for various option strategies undergo a fundamental analysis by the Investment Adviser to understand such business as completely as possible.

The Kinetics Government Money Market Fund

The Kinetics Government Money Market Fund is a diversified fund with a primary investment objective of providing current income consistent with the preservation of capital and maintenance of liquidity.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  The Portfolio invests primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities.  The Portfolio seeks to achieve its investment objective in compliance with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.  In particular, the Portfolio will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds.  The Portfolio will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by any nationally recognized statistical rating organization (“NRSRO”) according to Rule 2a-7.  The Portfolio may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

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Investment Restrictions

Unless otherwise noted, the Funds and the Portfolios have adopted and are subject to substantially identical fundamental investment restrictions.  The investment restrictions of the Funds may be changed only with the approval of the holders of a majority of the Funds’ outstanding voting securities.  The investment restrictions of the Portfolios may be changed only with the approval of the holders of a majority of the Portfolios’ outstanding voting securities.  As used in this SAI, “a majority of a Fund’s (or Portfolio’s) outstanding voting securities” means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio.

1.	Each Fund/Portfolio will not act as underwriter for securities of other issuers.

2.	Each Fund/Portfolio will not make loans amounting to more than 33 1/3% of its total assets (including any collateral posted) or 50% of its total assets (excluding any collateral posted).

3.
With respect to 50% of its total assets, each Fund/Portfolio (other than the Water Infrastructure Fund/Portfolio and the Kinetics Government Money Market Fund/Portfolio) will not invest in the securities of any issuer if as a result the Fund/Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.    This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.  With respect to 75% of the Kinetics Government Money Market Fund’s/Portfolio’s total assets, the Kinetics Government Money Market Fund/Portfolio will not invest more than 5% of its total assets in securities of any one issuer other than U.S. Government Securities.

4.
Each Fund/Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that (a) with respect to each Fund/Portfolio other than the Multi-Disciplinary Fund/Portfolio, each Fund/Portfolio may enter into futures contracts and related options and (b) with respect to the Multi-Disciplinary Fund/Portfolio, to the extent permitted by the 1940 Act.

5.
Each Fund/Portfolio (other than the Water Infrastructure Fund/Portfolio and the Multi-Disciplinary Fund/Portfolio) will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.  The Water Infrastructure Fund/Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.  This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

6.
The Internet Fund/Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries.  Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

7.
The Paradigm Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result more than 20% of the Fund’s/Portfolio’s total net assets would be in the securities of such industries.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

8.
The Medical Fund/Portfolio will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry.  Except during temporary defensive periods, not less than 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

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9.
The Small Cap Opportunities Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry.  Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s net assets plus any borrowings for investment purposes will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or short-term earnings disappointments.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

10.
The Market Opportunities Fund/Portfolio will not invest in the securities of any one industry, except in the securities of U.S. and foreign companies engaged in capital markets or related to capital markets and in the gaming industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if, as a result, more than 20% of the Portfolio’s total net assets would be invested in the securities of such industry.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

11.
The Global Fund/Portfolio, the Multi-Disciplinary Fund/Portfolio and the Kinetics Government Money Market Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if, as a result, more than 25% of the Portfolio’s total net assets would be invested in the securities of such industry.  This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in their respective Portfolios.

12.
The Water Infrastructure Fund/Portfolio will not invest in the securities of any one industry except the water infrastructure and natural resources with a specific water theme and related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if, as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries.  Except during defensive periods, at least 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of U.S. and foreign companies that are engaged in water infrastructure and natural resources with a specific water theme and related activities.  This policy shall not be deemed violated to the extent that the Fund invests all its investable assets in the Portfolio.

13.
The Funds/Portfolios will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Funds/Portfolios may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

14.	The Funds/Portfolios will not issue senior securities.

With respect to Investment Limitations No. 7 and No. 9 above, utility companies will be divided according to their services; for example, gas, electric and telephone will each be considered a separate industry.  If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by a Portfolio will not constitute a violation of such limitation.

Adherence by the Kinetics Government Money Market Fund/Portfolio to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 3 above.

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Non-Fundamental Investment Limitations

The following are the Funds’ and Portfolios’ non-fundamental operating policies that may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

1.
The Internet Fund/Portfolio,  the Medical Fund/Portfolio, the Water Infrastructure Fund/Portfolio and the Small Cap Opportunities Fund/Portfolio will not make any changes in their respective investment policies of investing at least 80% of net assets in the investments suggested by a Fund’s/Portfolio’s name without first providing the Fund’s/Portfolio’s shareholders with at least 60 days’ prior notice.

2.
The Multi-Disciplinary Fund/Portfolio will not invest more than 15% of the value of its total assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

Investment Policies and Associated Risks

The Funds’ and the corresponding Portfolios’ investment policies and risks are substantially identical.  The following paragraphs provide a more detailed description of the Funds’ and Portfolios’ investment policies and risks identified in the Prospectus.  Unless otherwise noted, the policies described in this SAI pertain to all of the Funds and the corresponding Portfolios, other than the Kinetics Government Money Market Fund.  Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

Common and Preferred Stock; Convertible Securities

Common stocks are units of ownership of a corporation.  Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Portfolios (other than the Kinetics Government Money Market Portfolio) may invest in (and the Multi-Disciplinary Portfolio may invest all of its assets in) convertible and non-convertible debt obligations without regard to rating, and as a result, the Portfolios may purchase or hold securities in the lowest rating categories.  Debt securities in these lowest investment grade categories are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments.  As compared to debt securities with higher ratings, these “high risk” securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  With the exception of the Multi-Disciplinary Portfolio, at no time will the Portfolios have more than 20% of their respective total assets invested in any debt securities that are rated below investment grade or if the security is unrated, of comparable quality as determined by a Portfolio’s Adviser or Sub-Adviser, either at the time of purchase or as a result of a reduction in rating after purchase.  Please see “Appendix A” to this SAI for a description of debt security ratings.

The fixed-income securities in which the Portfolios may invest are generally subject to interest rate risk, credit risk, market risk and call risk.

Interest Rate Risk. The risk that when interest rates increase, fixed-income securities held by a Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

Credit Risk. This risk relates to the ability of the issuer to meet interest and principal payments, as they become due.  The ratings given a security by rating services such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Rating Service (“S&P”) provide a generally useful guide as to such credit risk.  The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security.  Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

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Market Risk.  All mutual funds are affected by changes in the economy and swings in investment markets.  These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

Call Risk.   The risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio (such as an asset-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, a Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

When-Issued and Delayed Delivery Transactions

Each Portfolio may purchase short-term obligations on a when-issued or delayed delivery basis.  These transactions are arrangements in which the Portfolios purchase securities with payment and delivery scheduled for a future time.  The seller’s failure to complete these transactions may cause the Portfolios to miss a price or yield considered advantageous.  Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

The Portfolios may dispose of a commitment prior to settlement if the Adviser or Sub-Adviser deem it appropriate to do so.  In addition, each Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates.  A Portfolio may realize short-term profits or losses upon the sale of such commitments.

These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio’s records at the trade date.  These assets are marked to market daily and are maintained until the transaction is settled.  The Portfolios do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

Repurchase Agreements - The Kinetics Government Money Market Portfolio

The Kinetics Government Money Market Portfolio may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Portfolio and to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.  The Portfolio or its custodian will take possession of the securities subject to the terms of the repurchase agreements, and these securities will be marked to market daily.  To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities.  In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action.  The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio’s assets subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities.  The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Portfolio’s Adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

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Other Money Market Funds - The Kinetics Government Money Market Portfolio

As an efficient means of carrying out its investment policies, the Kinetics Government Money Market Portfolio may invest in the securities of other money market funds.  A disadvantage to investing in other money market funds is that they also carry certain expenses such as management fees.  As a result, any investment by the Portfolio in shares of other money market funds may duplicate certain shareholder expenses.

Restricted and Illiquid Securities

Each Portfolio may invest in a limited amount of restricted securities.  Restricted securities are any securities in which the Portfolios may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws.  An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment.

Depositary Receipts

The Portfolios may invest in American Depositary Receipts (“ADRs”) and each Portfolio other than the Market Opportunities Portfolio may invest in other forms of depositary receipts, such as International Depository Receipts (“IDRs”) and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  In particular, ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depositary.  ADRs are traded in the United States and the prices of ADRs are quoted in U.S. dollars.  Investments in depositary receipts involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect a Portfolio to the extent that the Portfolio is invested in ADRs comprised of foreign securities.

Taxes.  The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolios and that may ultimately be available for distribution to the Portfolios’ and Funds’ shareholders.

Derivatives

Buying Call and Put Options.  The Portfolios, except the Kinetics Government Money Market Portfolio, may purchase call options.  Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security that each Portfolio intends to purchase.  Prior to its expiration, a call option may be sold in a closing sale transaction.  Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

The Portfolios may purchase put options.  By buying a put, each Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost.  Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

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Writing (Selling) Call and Put Options.  Each Portfolio, except the Kinetics Government Money Market Portfolio, may write covered options on equity and debt securities and indices.  The Multi-Disciplinary Portfolio may write up to 90% of its net assets in put options on equity and, to a limited extent, debt securities and indices, for hedging or non-hedging purposes.  The Multi-Disciplinary Portfolio may also write more than 5% of its net assets on covered call options on equity and debt securities and indices.  In the case of call options, so long as a Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Portfolio give the holder the right to buy the underlying securities from the Portfolio at a stated exercise price.  A call option written by a Portfolio is “covered” if the Portfolio owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if a Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolios may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios.  A Portfolio’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Portfolio has not entered into a closing purchase transaction.

As a writer of an option, each Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the market value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation.  Exercise of a call option by the purchaser will cause a Portfolio to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price.  It retains the risk of the loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to a Portfolio’s ability to close out the option it has written.

Each Portfolio may write exchange-traded call options on its securities.  Call options may be written on portfolio securities indices, or foreign currencies.  With respect to securities and foreign currencies, each Portfolio may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since the Portfolio will own the underlying securities.  Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.  When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.  However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period.  If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

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During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for appreciation above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to a Portfolio’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the writer’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that a Portfolio will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with a different exercise price, expiration date, or both.  Effecting a closing purchase transaction will also permit a Portfolio to use cash or proceeds from the investments.  If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Portfolio will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option.  Likewise, a Portfolio will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

Writing Over-The-Counter (“OTC”) Options.  Each Portfolio, except the Kinetics Government Money Market Portfolio and the Multi-Disciplinary Portfolio, may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange-traded options.  The Multi-Disciplinary Portfolio may invest to a limited extent in OTC options.  Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.  However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange-traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information obtained from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

12

The staff of the Securities and Exchange Commission (“SEC”) has often taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities and therefore are subject to the SEC limitations on investments in illiquid securities.

Futures Contracts.  Each Portfolio, except the Kinetics Government Money Market Portfolio, may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases each Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin”.  Thereafter, a Portfolio may need to make subsequent deposits, known as “variation margin”, to reflect changes in the level of the stock index.  Each Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 10% of the Water Infrastructure Portfolio’s total assets or 5% of each other Portfolio’s net assets.

To the extent a Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations.  Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures.  Although each Portfolio, except the Kinetics Government Money Market Portfolio, may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of their portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, a Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Portfolio’s investment securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Portfolio’s investments.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of a Portfolio’s investment securities may differ substantially from the changes anticipated by the Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Portfolio’s initial investment in such a contract.

Successful use of futures contracts depends upon the Adviser’s or Sub-Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Adviser’s or Sub-Adviser’s judgment in this respect will be correct.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on a Portfolio’s strategies for hedging its securities.

13

Interest Rate Swaps, Total Rate of Return Swaps, Credit Swaps, Interest Rate Floors, Caps and Collars and Currency Swaps – The Multi-Disciplinary Portfolio

The Multi-Disciplinary Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or, in the case of credit default swaps, the right to receive or make a payment from the other party, upon the occurrence of specific credit events. The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps are entered into on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by the Portfolio’s limitation on illiquid investments.

When used for hedging purposes, the Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk − that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

14

The Portfolio will not enter into a total rate of return, credit, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser.  If there is a default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Distressed Investments

Each Portfolio, other than the Multi-Disciplinary Portfolio and the Kinetics Government Money Market Portfolio, may invest up to 5% of its assets in securities of companies that are in financial distress (i.e., involved in bankruptcy or reorganization proceedings).  The Multi-Disciplinary Portfolio may invest up to 15% of its total assets in securities of companies that are in financial distress.  These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness.  There can be no assurance that the Adviser or Sub-Adviser will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities.  Financially distressed securities involve considerable risk that can result in substantial or even total loss on a Portfolio’s investment.

It is often difficult to obtain information as to the true condition of financially distressed securities.  These securities are often subject to litigation among the participants in the bankruptcy or reorganization proceedings.  Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims.  These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities.  In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by the Adviser or Sub-Adviser.  To the extent that the Adviser or Sub-Adviser becomes involved in such proceedings, the Adviser or Sub-Adviser may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

Temporary Investments

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Internet Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Medical Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term money market securities with a rating of A2-P2 or higher.

15

To respond to adverse market, economic, political or other conditions, the Global Portfolio, the Paradigm Portfolio, the Small Cap Opportunities Portfolio, the Market Opportunities Portfolio and the Multi-Disciplinary Portfolio each may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments.  The Global Portfolio, the Paradigm Portfolio and the Market Opportunities Portfolio each may invest up to 35% of its assets, and the Small Cap Opportunities Portfolio and the Multi-Disciplinary Portfolio each may invest up to 20% of its assets, at the time of purchase in these securities to maintain liquidity.

Due to the changing nature of the water infrastructure and natural resources and related industries, the national economy and market conditions, the Water Infrastructure Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, each Portfolio, except the Kinetics Government Money Market Portfolio, may also hold a portion of their assets in cash or U.S. short-term money market instruments.  Certificates of deposit purchased by the Portfolios will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers’ acceptances purchased by the Portfolios will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion.  Each Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

Portfolio Turnover

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Funds and the Portfolios must distribute substantially all of their net income to shareholders generally on an annual basis.  Thus, the Portfolios may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement.  The Portfolios do not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.  Portfolio turnover rates may vary depending on the volume of buying and selling activities.  Rates over 100% are considered high.  The table below shows the portfolio turnover rates for the past two fiscal years.  Portfolio turnover is reported at the Portfolio level.

Portfolio turnover rate for:	Fiscal Year Ended December 31, 2007	Fiscal Year Ended December 31, 2006
The Internet Portfolio	15%	11%
The Global Portfolio	22%	10%
The Paradigm Portfolio	8%	3%
The Medical Portfolio	38%	20%
The Small Cap Opportunities Portfolio	17%	6%
The Kinetics Government Money Market Portfolio	N/A	N/A
The Market Opportunities Portfolio	14%	0%[1]
The Water Infrastructure Portfolio	7%[2]	N/A
The Multi-Disciplinary Portfolio[3]	N/A	N/A

[1]	For the period January 31, 2006 through December 31, 2006.
[2]	For the period June 29, 2007 through December 31, 2007.
[3]	The Portfolio commenced operations February 11, 2008. The Portfolio expects to have a turnover rate between 50% and 75% during the first year of operation.

Management of the Funds and the Portfolios

16

Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively.  Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the 1940 Act.  The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard.  The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard.  Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios.  The Board has appointed Mr. Jay Kesslen, of the Advisor, as its Anti-Money Laundering Officer.  Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.  Each Director/Trustee may be contacted by writing to the Director/Trustee c/o Kinetics Mutual Funds, Inc., 16 New Broadway, Sleepy Hollow, New York, 10591.

Independent Directors/Trustees

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
John J. Sullivan (76) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 8 years	Retired; Senior Advisor, Long Term Credit Bank of Japan, Ltd.; Executive Vice President, Long Term Credit Bank Trust Company (1987-1999).	18	Director, The Kinetics Funds (a private investment company).

Steven T. Russell (44) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 8 years	Attorney and Counselor at Law, Partner, Law firm of Russell and Fig (since September 2002); Steven Russell Law Firm (1994 to 2002); Professor of Business Law, Suffolk County Community College (1997 to Present).	18	N/A

Douglas Cohen CPA (46) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 8 years	Sunrise Credit Services, Inc. (2005 to Present); Wagner & Zwerman, LLP Certified Public Accountant (1997 to 2005).	18	Director, The Kinetics Funds (a private investment company).

William J. Graham (46) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 8 years	Attorney, William J. Graham, PC (2001 to Present); Bracken & Margolin, LLP (1997 to 2001)	18	N/A

17

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Joseph E. Breslin (54) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 8 years	Chief Operating Officer, Central Park Credit Holdings, (2007 – Present) Chief Operating Officer, Aladdin Capital Management, LLC (2005 - 2007); Independent Consultant, Independence Community Bank (2003-2005); Senior Managing Director, Marketing & Sales, Whitehall Asset Management, a financial services company (1999 to May 2003).	18	Trustee, AIP Alternative Strategies Funds (2 portfolios); Trustee, Underlying Funds Trust (16 portfolios).

18

Interested Directors/Trustees & Officers

Name, Address and Age	Position(s) Held with the Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee
Murray Stahl* (54) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Director/Trustee, Secretary	Indefinite/ 8 years	Chairman, The FRMO Corp. (2001 to Present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman, Horizon Asset Management, Inc. (an investment adviser) (1994 to Present); Director of Research, Kinetics Asset Management and Kinetics Mutual Funds, Inc. (2002 to Present).	18	Chairman of Horizon Asset Management, Inc.; Chairman of FRMO Corporation.

Peter B. Doyle* (45) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Director/Trustee, President & Chairman of the Board	Indefinite/ 6 years	President, Kinetics Asset Management, Inc. and Kinetics Funds Distributors, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); Director and Officer, Horizon Asset Management, Inc. (1994 to Present); Chief Investment Strategist, Kinetics Asset Management, Inc. and Kinetics Mutual Funds, Inc. (1998 to Present).	18	Director, The Kinetics Funds (a private investment company); Director and Officer of FRMO Corporation.

Leonid Polyakov* (49) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, NY 10591	Director/Trustee & Treasurer	Indefinite/ 6 years	CFO, Kinetics Asset Management, Inc. (2000 to Present); President, Kinetics Funds Distributor, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); CFO, KBD Securities, LLC (2000 to Present); Vice President, JP Morgan (1997 to 2000).	18	Director, The Kinetics Funds (a private investment company).
*	Directors/Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.
**	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.

Board Committees

The Board has two standing committees as described below:

Audit Committee
Members	Description	# of Meetings during Past Fiscal Year
Joseph E. Breslin Douglas Cohen, CPA* William J. Graham Steven T. Russell John J. Sullivan	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Funds/Portfolios.	The Committee met two times during the year ended December 31, 2007.

Pricing Committee
Members	Description	# of Meetings during Past Fiscal Year
Joseph E. Breslin* Douglas Cohen William J. Graham Steven T. Russell John J. Sullivan

Responsible for (1) monitoring the valuation of the Portfolios’ securities and other investments; and (2) as required by the Portfolios’ valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.

The Committee met two times during the year ended December 31, 2007.
*  Designates the Chairperson of the respective Committee.

20

Board Interest in the Funds

As of December 31, 2007, the Directors/Trustees owned the following amounts in the Funds and in all of the Funds/Portfolios overseen by the Directors/Trustees:

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds*		Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INDEPENDENT DIRECTORS/TRUSTEES
Steven T. Russell	Internet Fund	None	None
	Global Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None
Douglas Cohen	Internet Fund	None	$10,001-$50,000
	Global Fund	None
	Paradigm Fund	$10,001-$50,000
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None
William J. Graham	Internet Fund	None	None
	Global Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None
Joseph E. Breslin	Internet Fund	None	Over $100,000
	Global Fund	None
	Paradigm Fund	Over $100,000
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	Over $100,000
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None

21

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
John J. Sullivan	Internet Fund	None	None
	Global Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None

INTERESTED DIRECTORS/TRUSTEES
Murray Stahl	Internet Fund	None	$50,001-$100,000
	Global Fund	None
	Paradigm Fund	$50,001-$100,000
	Medical Fund	None
	Small Cap Opportunities Fund	$10,001-$50,000
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None
Leonid Polyakov	Internet Fund	$1-$10,000	Over $100,000
	Global Fund	$10,001-$50,000
	Paradigm Fund	Over $100,000
	Medical Fund	$10,001-$50,000
	Small Cap Opportunities Fund	$50,001-$100,000
	Market Opportunities Fund	$10,001-$50,000
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None
Peter B. Doyle	Internet Fund	$10,001-$50,000	Over $100,000
	Global Fund	None
	Paradigm Fund	Over $100,000
	Medical Fund	None
	Small Cap Opportunities Fund	Over $100,000
	Market Opportunities Fund	Over $100,000
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None

*	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

22

Compensation

For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $19,000 per year and $2,500 per Board meeting attended, with an additional $1,500 for each Pricing and/or Audit Committee meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  In addition, each Committee Chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman.  The “interested persons” who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees.  None of the executive officers receive compensation from the Funds or the Portfolios except the Company’s/Trust’s Chief Compliance Officer.  The following table provides compensation information for the Directors/Trustees for the year-ended December 31, 2007.

Compensation Table

Name and Position	Aggregate Compensation From Funds/Portfolios	Pension or Retirement Benefits Accrued as Part of Fund/Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors/Trustees**
Interested Directors/Trustees
Murray Stahl*	None	None	None	None
Peter B. Doyle*	None	None	None	None
Leonid Polyakov*	None	None	None	None
Independent Directors/Trustees
Steven T. Russell	$16,000	None	None	$35,000
Douglas Cohen	$18,500	None	None	$40,000
William J. Graham	$16,000	None	None	$35,000
Joseph E. Breslin	$16,000	None	None	$40,000
John J. Sullivan	$16,000	None	None	$35,000

*      “Interested person” as defined under the 1940 Act.
**      Includes compensation paid by Kinetics Portfolios Trust.

Control Persons and Principal Holders of Securities

The following table provides the name and address of any person who owned of record or beneficially 5% or more of the outstanding shares of a Fund as of March 31, 2008 (a “principal shareholder”).  A control person is one who owns beneficially either directly or through controlled companies more than 25% of the voting securities of a company or who acknowledges or asserts the existence of control.

23

The Internet Fund

(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281-1003	1,228,663.074	30.38%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	516,691.507	12.78%	Record

Ameritrade, Inc. PO Box 2226 Omaha, NE 68103-2226	321,731.459	7.96%	Record

(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership
UBS Financial Services Inc. FBO Probeam Incorporated 3710 South Parton Santa Ana, CA 92707-4831	1,822.62	10.86%	Beneficial

UBS Financial Services Inc. FBO Nancy H. Dillingham P.O. Box 2055 Aquebogue, NY 11931-2055	1,331.314	7.93%	Beneficial

Morgan Keegan & Co., Inc. FBO Its Customer 50 North Front Street Memphis, TN 38103-2126	1,258.622	7.50%	Beneficial

UBS Financial Services Inc. FBO Preboam Incorporated 3710 South Parton Santa Ana, CA 92707-4831	1,057.10	6.30%	Beneficial

24

(Advisor Class C Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Merrill Lynch Pierce, Fenner & Smith 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	2950.214	68.35%	Record

Morgan Keegan & Company Inc. FBO Its Customer 50 North Front Street Memphis, TN 38103-2126	703.600	16.30%	Beneficial

Morgan Keegan & Company Inc. FBO Its Customer 50 North Front Street Memphis, TN 38103-2126	443.190	10.27%	Beneficial

The Global Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co Inc. 101 Montgomery Street San Francisco, CA 94104-4151	111,929.747	16.55%	Record

Kinetics Asset Management, Inc. Attn. Leonid Polyakov 16 New Broadway Sleepy Hollow, NY 10591-1725	105,604.21	15.61%	Beneficial

National Financial Services Corp. 200 Liberty Street New York, NY 10281-1003	96,835.513	14.31%	Record

US Bank NA Cust Ernest E. Erdman IRA 730 Northborough Ln Lincoln, NE 68505-2554	39,627.53	5.86%	Beneficial

The Paradigm Fund

(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co Inc. 101 Montgomery Street San Francisco, CA 94104-4151	34,509,170.416	38.14%	Record

National Financial Services, Corp. 200 Liberty Street New York, NY 10281-1003	22,428,327.028	24.79%	Record

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 (Institutional Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Prudential Investment Management 100 Mulberry Street 3 Gateway Ctr Ste 11 Newark, NY 07102-4000	16,214,400.126	60.41%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	3,718,492.962	13.85%	Record

National Financial Services Corp. 200 Liberty Street New York, NY 10281-1003	2,191,845.17	8.17%	Record

The Medical Fund

(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281-1003	202,688.222	24.62%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	171,302.46	20.81%	Record

Ameritrade, Inc. PO Box 2226 Omaha, NE 68103-2226	41,206.711	5.00%	Record

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 (Advisor Class C Shares)

Name and Address	Shares	% Ownership	Type of Ownership
First Clearing LLC Steven Braesch Rev Tr Steven Braesch, Ttee 3523 King Arthur Rd. Annandale, VA 22003-1316	2,549.304	26.43%	Beneficial

First Clearing LLC Richard W. Dawson IRA FCC As Custodian 524 Arbors Cir Elgin, TX 78621-5574	1,186.067	12.30%	Beneficial

Morgan Keegan & Company Inc. FBO Its Customer 50 North Front Street Memphis, TN 38103-2126	1,132.90	11.75%	Beneficial

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	656.455	6.81%	Record

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	640.046	6.64%	Record

First Clearing LLC James Barry Hughitt IRA 6 Mocha Ln Ladera Ranch, CA 92694-1308	628.855	6.52%%	Beneficial

LPL Financial Services 9785 Towne Centre Dr San Diego, CA 92121-1968	520.291	5.39%	Record

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The Small Cap Opportunities Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281-1003	7,713,915.833	46.16%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	4,570,407.200	27.35%	Record

Prudential Investment Management 100 Mulberry Street 3 Gateway Ctr Ste 11 Newark, NY 07102-4000	874,032.586	5.23%	Record

(Institutional Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Prudential Investment Management 100 Mulberry Street 3 Gateway Ctr Ste 11 Newark, NY 07102-4000	5,650,269.804	57.99%	Record

National Financial Services Corp. 200 Liberty Street New York, NY 10281-1003	3,474,615.699	35.66%	Record

(Advisor Class C Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Merrill Lynch Pierce, Fenner & Smith 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	25,217.77	14.08%	Record

The Market Opportunities Fund
(No Load Shares)
Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281-1003	2,888,482.212	64.61%	Record

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(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Merrill Lynch Pierce, Fenner & Smith 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	291,496.338	10.12%	Record

(Advisor Class C Shares)
Name and Address	Shares	% Ownership	Type of Ownership
Merrill Lynch Pierce, Fenner & Smith 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	109,848.262	18.73%	Record

The Water Infrastructure Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Lawrence P. Doyle Ttee Karen Doyle Trust 16 New Broadway Sleepy Hollow, NY 10591-1725	49,504.95	9.23%	Beneficial

Karen Doyle Ttee Lawrence P. Doyle Trust 16 New Broadway Sleepy Hollow, NY 10591-1725	49,504.95	9.23%	Beneficial

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	28,968.944	5.40%	Record

(Institutional Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. Attn. Leonid Polyakov 16 New Broadway Sleepy Hollow, NY 10591-1725	10,094.519	73.15%	Beneficial

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 (Advisor Class C Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Janney Montgomery Scott LLC Jerome Cotler and Florence Cotler Jt Ten 1801 Market Street Philadelphia, PA 19103-1628	13,494.941	9.37%	Beneficial

First Clearing LLC Andrew W Meadows & Lori A Meadows Jt Ten 455 Dolores Dr Collegeville, PA 19426-1110	10,079.731	7.00%	Beneficial

Kinetics Asset Management, Inc. Attn. Leonid Polyakov 16 New Broadway Sleepy Hollow, NY 10591-1725	10,071.666	6.99%	Beneficial

The Multi-Disciplinary Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. Attn. Leonid Polyakov 16 New Broadway Sleepy Hollow, NY 10591-1725	10,000.000	100%	Beneficial

(Institutional Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. Attn. Leonid Polyakov 16 New Broadway Sleepy Hollow, NY 10591-1725	10,000.000	100%	Beneficial

(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. Attn. Leonid Polyakov 16 New Broadway Sleepy Hollow, NY 10591-1725	10,000.000	100%	Beneficial

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(Advisor Class C Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. Attn. Leonid Polyakov 16 New Broadway Sleepy Hollow, NY 10591-1725	10,000.000	100%	Beneficial

The Kinetics Government Money Market Fund

(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. Attn. Leonid Polyakov 16 New Broadway Sleepy Hollow, NY 10591-1725	389,809.33	16.80%	Beneficial

UBS Financial Services, Inc. FBO Wilhelmina L. Wells Ttee The Wilhelmina L. Wells 1219 E Barham Dr Spc 135 San Marcos, CA 92078-4557	191,546.47	8.26%	Beneficial

US Bank NA Cust Miriam Belsky IRA Rollover 290 W End Ave # 10C New York, NY 10023-8106	177,372.97	7.64%	Beneficial

US Bank NA Cust Robert R. Raatz IRA 8145 Fawn Lake Ct Cincinnati, OH 45247-4504	146,050.83	6.29%	Beneficial

US Bank NA Cust Marvin S Belsky IRA Rollover 290 W End Ave New York, NY 10023-8106	123,142.1	5.31%	Beneficial

US Bank NA Cust Patrick M. Hoyt IRA Rollover 112 Choctaw Dr Luling, LA 70070-3241	119,896.02	5.17%	Beneficial

Management Ownership

As of March 31, 2008, the officers and/or Directors of the Funds as a group owned less than 1% of the outstanding shares of the Funds and each Fund Class, with the exception of the No Load Class of the Market Opportunities Fund.  As of March 31, 2008, the officers and Directors of the Funds as a group owned 10.45% of the outstanding shares of the No Load Class of the Market Opportunities Fund.

Proxy Voting Policies

The Trust, on behalf of the Portfolios, has delegated the voting of portfolio securities to the Adviser.  The Adviser has adopted policies and procedures for the voting of proxies on behalf of client accounts, including the Portfolios, for which the Adviser has voting discretion.  Pursuant to these policies and procedures, the Adviser’s guiding principles in voting proxies is to ensure that the manner in which proxies are voted is in the best interest of its clients and the value of the investment.  To this end, an independent third party proxy service, Institutional Shareholder Service (ISS), has been retained by the Adviser for their fundamental research on the proxy question and subsequent recommendations.  Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of the Adviser’s clients.  A summary of ISS’s guidelines is attached as Appendix B.

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ISS will inform the Adviser’s proxy administrator of any proxies that do not fall within the adopted guidelines.  The Adviser’s proxy administrator will send the proxies in question to the relevant Portfolio’s portfolio manager for review, documentation of vote rationale, and signature.  In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the Chief Investment Strategist for execution.

ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles.  ISS also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

The Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS.  The Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Adviser currently receives from ISS.

The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions.  These procedures include the Adviser’s use of ISS as an independent third party and a review and approval process for individual decisions that do not follow ISS’s recommendations.

More Information

The Portfolio’s actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling toll-free at 1-800-930-3828 and will be sent within three business days of receipt of a request.

Investment Adviser and Sub-Adviser

The Board of the Trustees of the Trust, on behalf of the Portfolios, approved advisory contracts (collectively, the “Advisory Agreement”) with Kinetics.  This Advisory Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolios.  In either event, it must also be approved by a majority of the Trustees of the Portfolios who are neither parties to the Advisory Agreement nor “interested persons” of the Trust as defined in the 1940 Act at a meeting called for the purpose of voting on such approval.  The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Trustees.  The Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolios.  Ultimate decisions as to a Portfolio’s investment policies are made by the Portfolio’s officers and the Trustees.

Under the Advisory Agreement, Kinetics furnishes investment advice to the Portfolios (except the Water Infrastructure Portfolio) by continuously reviewing the securities portfolios and recommending to the Portfolios to what extent securities should be purchased or sold.  Pursuant to the Advisory Agreement, the Adviser:

(1)	renders research, statistical and advisory services to the Portfolios;
(2)	makes specific recommendations based on the Portfolios’ investment requirements; and
(3)	pays the salaries of those of the Portfolios’ employees who may be officers or directors or employees of the Adviser.

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Sub-Adviser - The Water Infrastructure Portfolio

The Water Infrastructure Portfolio’s Advisory Agreement with Kinetics authorizes Kinetics to engage a sub-adviser to assist it in the performance of its advisory services.  Pursuant to such authorization, Kinetics has appointed Aqua Terra as the sub-adviser to the Water Infrastructure Portfolio.  Under the Advisory Agreement, Kinetics will review, monitor and report to the Board of Trustees of the Trust on the performance and investment procedures of Aqua Terra and assist and consult with Aqua Terra in connection with the Water Infrastructure Portfolio’s investment program.  The Adviser will also be responsible for the selection of broker-dealers, the negotiation of commission rates and the execution of transactions of the Portfolio.

Under its Sub-Advisory Agreement with Kinetics, Aqua Terra is responsible for decisions to buy and sell securities for the Portfolio.  Unless sooner terminated by Kinetics or the Board of Trustees upon not less than 30 nor more than 60 days’ written notice or by Aqua Terra on not less than 90 days’ written notice, the Sub-Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually as described above.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for each Portfolio (other than the Multi-Disciplinary Portfolio) and the sub-advisory agreement for the Water Infrastructure Portfolio is available in the Funds’ semi-annual report to shareholders for the period ended June 30, 2007.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Multi-Disciplinary Portfolio is available in the Funds’ annual report to shareholders for the period ended December 31, 2007.

Advisory and Sub-Advisory Fees

For the above advisory services, the Portfolios have each agreed to pay to Kinetics an annual fee of 1.25% (or 0.50% in the case of the Kinetics Government Money Market Portfolio) of each Portfolio’s average daily net assets.  All fees are computed on the average daily closing net asset value (“NAV”) of the Portfolios and are payable monthly.  Advisory fees are subsequently allocated to the Funds based on each Fund’s respective interest in the corresponding Portfolio.  For the above sub-advisory services Aqua Terra receives sub-advisory fees from Kinetics at the annual rate of .35% of daily net assets of the Portfolio.

During the fiscal years ended December 31, 2007, 2006, and 2005, the advisory fees payable to the Adviser that were allocated to the Funds were as follows:

Advisory Fees[1]	2007	2006	2005
The Internet Portfolio	$1,789,238	$1,795,665	$2,089,565
The Global Portfolio	$47,034	$43,725	$50,484
The Paradigm Portfolio	$40,456,461	$15,385,324	$3,645,404
The Medical Portfolio	$226,075	$187,209	$207,565
The Small Cap Opportunities Portfolio	$10,619,057	$3,240,049	$960,340
The Market Opportunities Portfolio[2]	$723,098	$72,175	N/A
The Water Infrastructure Portfolio[3]	$21,952	N/A	N/A
The Multi-Disciplinary Portfolio[4]	N/A	N/A	N/A
The Kinetics Government Money Market Portfolio	$5,867	$4,998	$5,618
1 Fees reflect Master Portfolio level expenses allocated to the Feeder Funds.
2 The Market Opportunities Fund commenced operations on January 31, 2006.
3 The Water Infrastructure Fund commenced operations on June 29, 2007.
4 The Multi-Disciplinary Fund commenced operations on February 11, 2008.

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The Advisor has voluntarily agreed to waive advisory fees allocated to the Funds and to reimburse Fund expenses in order to keep total annual Fund operating expenses at a certain percentage for each Fund, as described in the Prospectuses.  During the fiscal years ended December 31, 2007, 2006 and 2005, Kinetics waived advisory fees and reimbursed other Fund expenses in the following amounts:

Waiver and Reimbursements	2007		2006		2005
	Advisory Fee Waiver	Expense Reimbursements	Advisory Fee Waiver	Expense Reimbursements	Advisory Fee Waiver	Expense Reimbursements
The Internet Fund	$0	$0	$0	$0	$0	$0
The Global Fund	$47,034	$41,551	$43,725	$5,198	$21,647	$0
The Paradigm Fund	$167,654	$0	$666,177	$354,998	$687,406	$6,8638
The Medical Fund	$0	$1,001,367	$97,885	$0	$6,175	$0
The Small Cap Opportunities Fund	$0	$415,199	$243,074	$177,145	$150,015	$38,364
The Market Opportunities Fund[1]	$99,006	$0	54,936	$0	N/A	N/A
The Kinetics Government Money Market Fund	$5,867	$58,152	$4,998	$24,797	$5,618	$40,230
The Water Infrastructure Fund[2]	$21,952	$12,156	N/A	N/A	N/A	N/A
The Multi-Disciplinary Fund[3]	N/A	N/A	N/A	N/A	N/A	N/A
[1]	The Market Opportunities Fund commenced operations on January 31, 2006.
[2]	The Water Infrastructure Fund commenced operations on June 29, 2007.
[3]	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

Kinetics has also entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”) and is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Funds or by the Portfolios or by the Funds and the Portfolios jointly, as more fully described below.  The Funds and/or Portfolios pay all other expenses, including:

•	fees and expenses of directors not affiliated with the Adviser or Sub-Adviser;
•	legal and accounting fees;
•	interest, taxes, and brokerage commissions; and
•	record keeping and the expense of operating its offices.

Portfolio Managers

Mr. Peter B. Doyle
Mr. Doyle serves as the Chief Investment Strategist for the Portfolios, the primary Portfolio Manager of the Internet Portfolio, and a Co-Portfolio Manager of the Paradigm Portfolio, the Small Cap Opportunities Portfolio and the Market Opportunities Portfolio.  The following provides information regarding other accounts managed by Mr. Doyle as of December 31, 2007:

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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$197 Million	0	$0
Other Pooled Investment Vehicles	7	$9.59 Billion	4	$4.09 Billion
Other Accounts	1,452	$2.58 Billion	12	$262 Million

Mr. Steven Tuen
Mr. Tuen is a lead Co-Portfolio Manager for the Global Portfolio, and a member of the investment committee for each other Portfolio.  The following provides information regarding other accounts managed by Mr. Tuen as of December 31, 2007:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Murray Stahl
Mr. Stahl serves as the Co-Portfolio Manager for the Paradigm Portfolio, the Small Cap Opportunities Portfolio, the Market Opportunities Portfolio and the Multi-Disciplinary Portfolio, and is a member of the investment committee for each other Portfolio.  The following provides information regarding other accounts managed by Mr. Stahl as of December 31, 2007:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$197 Million	0	$0
Other Pooled Investment Vehicles	10	$11.8 Billion	7	$5.3 Billion
Other Accounts	982	$5.28 Billion	9	$308 Million

Mr. Paul Mampilly
Mr. Mampilly is a lead Co-Portfolio Manager for the Global Portfolio, provides substantial input on research, stock selection and portfolio composition for the Paradigm Portfolio, and is a member of the investment committee for each other Portfolio.  The following provides information regarding other accounts managed by Mr. Mampilly as of December 31, 2007:

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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	7	$9.59 Billion	4	$4.09 Billion
Other Accounts	22	$1.76 Billion	12	$262 Million

Mr. B. Paul Abel
Mr. Abel is the lead Portfolio Manager for the Medical Portfolio and is a member of the investment committee for each other Portfolio.  The following provides information regarding other accounts managed by Mr. Abel as of December 31, 2007:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$4.09 Billion	3	$4.09 Billion
Other Accounts	0	$0	0	$0

Mr. William Brennan
Mr. Brennan serves as Portfolio Manager for the Water Infrastructure Portfolio.  The following provides information regarding other accounts managed by Mr. Brennan as of December 31, 2007:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	6	$18 Million	1	$16.6 Million
Other Pooled Investment Vehicles	1	$1 Million	1	$1 Million
Other Accounts	0	$0	0	$0

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Mr. Gerald Sweeney
Mr. Sweeney serves as Senior Analyst and Portfolio Administrator for the Water Infrastructure Portfolio.  The following provides information regarding other accounts managed by Mr. Sweeney as of December 31, 2007:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	6	$18 Million	1	$16.6 Million
Other Pooled Investment Vehicles	1	$1 Million	1	$1 Million
Other Accounts	0	$0	0	$0

Mr. Paul Berman
Mr. Berman serves as a Co-Portfolio Manager for the Multi-Disciplinary Portfolio and is a member of the investment committee for each other Portfolio.  The following provides information regarding other accounts managed by Mr. Berman as of December 31, 2007:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$55.8 million	1	$55.8 million
Other Accounts	0	$0	0	$0

As of December 31, 2007, the Portfolio Managers beneficially owned shares of the Funds as follows:

Dollar Range of Equity Securities in the Funds Beneficially Owned A. None B. $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001-$500,000 F. $500,001-$1,000,000 G. Over $1,000,000
Name of Fund	Name of Portfolio Manager

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	Peter Doyle	Steven Tuen	Murray Stahl	B. Paul Abel	P. Mampilly	Paul Berman	William Brennan	Gerald Sweeney
Internet Fund	B.
Global Fund		B.			A.
Paradigm Fund	G.		D.		A
Medical Fund				B.
Small Cap Opportunities Fund	G.		C.
Market Opportunities Fund	G.		A.
Water Infrastructure Fund							C.	B.
Multi-Disciplinary Fund[1]			A.			A.
[1]	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

Compensation

Portfolio Managers are compensated with a base salary and bonus.  The base salary is a fixed amount.  Bonuses are subjective and are not tied to performance of the Funds, but instead are based on the overall contribution to the firm.  The Portfolio Managers also have access to a 401(k) retirement plan (to which the Adviser may make pretax contributions).  Additionally, certain Portfolio Managers are also equity owners of the Adviser.

Portfolio Managers and Analysts of the Sub-Adviser receive a fixed salary based on their seniority and/or position with Aqua Terra.  Bonuses are subjective and are not tied to the performance of the Water Infrastructure Portfolio or other accounts managed by Aqua Terra with the exception of one account for which bonuses are tied to the performance of the account measured against the account’s benchmark.  As a Managing Partner of Aqua Terra, Mr. Brennan does not receive a bonus, but instead receives a portion of Aqua Terra’s profits.

Material Conflicts of Interest.

The Adviser’s and Sub-Adviser’s portfolio managers are responsible for managing one or more of the Portfolios, as well as other accounts.  A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Portfolio or that may have a performance fee arrangement.  The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.  In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts and for other reasons that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts.  The Adviser and Sub-Adviser each have a fiduciary responsibility to manage all client accounts in a fair and equitable manner.  The Adviser and Sub-Adviser seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner.  To this end, the Adviser and Sub-Adviser have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Shareholder Servicing

The Adviser has entered into shareholder servicing agreements with the Funds under which the Adviser may perform, or arrange for others to perform, certain shareholder servicing functions.  The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Funds.  For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No-Load Class and Advisor Classes of the Fund and 0.20% of the average daily net assets of the Institutional Class of the Fund.  The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets of the Institutional Class until at least May 1, 2009.  The Adviser and/or its affiliates may pay additional compensation from time to time, out of their respective assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Funds.  During the fiscal years ended December 31, 2007, 2006, and 2005, the Funds paid shareholder servicing fees as follows:

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Shareholder Servicing Fees	2007	2006	2005
The Internet Fund	$357,676	$358,542	$416,939
The Global Fund	$9,423	$8,761	$10,111
The Paradigm Fund	$7,790,186	$2,626,018	$725,544
The Medical Fund	$45,344	$37,469	$41,436
The Small Cap Opportunities Fund	$1,992,779	$414,676	$141,869
The Market Opportunities Fund[1]	$146,364	$14,781	N/A
The Kinetics Government Money Market Fund	$2,942	$2,513	$2,853
The Water Infrastructure Fund[2]	$4,494	N/A	N/A
The Multi-Disciplinary Fund[3]	N/A	N/A	N/A
 1   The Market Opportunities Fund commenced operations on January 31, 2006.
2   The Water Infrastructure Fund commenced operations on June 29, 2007.
3   The Multi-Disciplinary Fund commenced operations on February 11, 2008.

Administrative Services

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator of the Funds.  The Administrator is entitled to receive annual fees of 0.04% based on each Fund’s first $1 billion in average net assets, 0.02% on the next $6 billion in average net assets, and 0.015% on the balance, plus out-of-pocket expenses, which are payable monthly.  During the fiscal years ended December 31, 2007, 2006 and 2005, the aggregate amounts payable by the Funds to U.S. Bancorp (including amounts payable by the Portfolios and allocated to the Funds) for administrative services were as follows:

Administrative Services Fees[1]	2007	2006	2005
The Internet Fund/Portfolio	$91,716	$151,247	$251,595
The Global Fund/Portfolio	$2,473	$3,654	$5,961
The Paradigm Fund/Portfolio	$2,081,981	$1,178,057	$433,235
The Medical Fund/Portfolio	$12,325	$15,329	$24,477
The Small Cap Opportunities Fund/Portfolio	$464,480	$250,988	$115,461
The Market Opportunities Fund/Portfolio[2]	$36,426	$5,216	N/A
The Kinetics Government Money Market Fund/Portfolio	$768	$1,057	$1,710
The Water Infrastructure Fund/Portfolio[3]	$1,059	N/A	N/A
The Multi-Disciplinary Fund/Portfolio[4]	N/A	N/A	N/A
1   Fees reflect Feeder Fund level expenses as well as Master Portfolio level expenses allocated to the Feeder Funds.
2   The Market Opportunities Fund commenced operations on January 31, 2006.
3   The Water Infrastructure Fund commenced operations on June 29, 2007.
4   The Multi-Disciplinary Fund commenced operations on February 11, 2008.

U.S. Bancorp also serves as the Funds’ accountant and transfer agent.  As such, U.S. Bancorp provides certain shareholder services and record management services and acts as the Portfolios’ dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

•	establish and maintain shareholders’ accounts and records,
•	process purchase and redemption transactions,
•	process automatic investments of client account cash balances,
•	answer routine client inquiries regarding the Portfolios,
•	assist clients in changing dividend options,
•	account designations, and addresses, and
•	providing such other services as the Portfolios may reasonably request.

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Distributor

Kinetics Funds Distributor, Inc. (“KFDI”), 16 New Broadway, Sleepy Hollow, New York 10591, is the distributor of the Funds’ shares.  KFDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, and an affiliate of the Adviser.

The Distributor was paid the following commissions on sales of Advisor Class A shares during the last three fiscal years.

Fund	2007	2006	2005
The Internet Fund	$16,148	$262	$6,841
The Global Fund[1]	N/A	N/A	N/A
The Paradigm Fund	$8,351,816	$3,449,208	$1,335,084
The Medical Fund	$30,600	$9,980	$4,411
The Small Cap Opportunities Fund	$604,837	$223,209	$94,923
The Market Opportunities Fund[2]	$1,133,032	$339,708	N/A
Water Infrastructure Fund[3]	$103,619	N/A	N/A
Multi-Disciplinary Fund[4]	N/A	N/A	N/A
1   The Advisor Class A shares of the Global Fund have not commenced operations as of the date of this SAI.
2   The Market Opportunities Fund commenced operations on January 31, 2006.
3   The Water Infrastructure Fund commenced operations on June 29, 2007.
4   The Multi-Disciplinary Fund commenced operations on February 11, 2008.

The Distributor retained approximately the following commissions on sales of Advisor Class A shares during the last three fiscal years:

Fund	2007	2006	2005
The Internet Fund	$1,478	$23	$669
The Global Fund[1]	N/A	N/A	N/A
The Paradigm Fund	$867,232	$345,413	$129,461
The Medical Fund	$3,049	$892	$562
The Small Cap Opportunities Fund	$59,756	$22,436	$9,915
The Market Opportunities Fund[2]	$117,439	$35,329	N/A
Water Infrastructure Fund[3]	$10,775	N/A	N/A
Multi-Disciplinary Fund[4]	N/A	N/A	N/A
[1]	The Advisor Class A shares of the Global Fund have not commenced operations as of the date of this SAI.
[2]	The Market Opportunities Fund commenced operations on January 31, 2006.
[3]	The Water Infrastructure Fund commenced operations on June 29, 2007.
[4]	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

The following table shows all sales charges, commissions and other compensation received by KFDI directly or indirectly from the Funds during the fiscal year ended December 31, 2007.

Fund	Net Underwriting Discounts and Commissions[1]	Compensation on Redemption and Repurchase	Brokerage Commissions in Connection with Fund Transactions	Other Compensation[2]
The Internet Fund	$1,478	$0	$0	$0
The Global Fund[3]	N/A	N/A		N/A
The Paradigm Fund	$867,232	$0	$0	$0
The Medical Fund	$3,049	$0	$0	$0
The Small Cap Opportunities Fund	$59,756	$0	$0	$0
The Market Opportunities Fund	$117,439	$0	$0	$0
Water Infrastructure Fund[4]	$10,775	$0	$0	$0
Multi-Disciplinary Fund[5]	N/A	N/A	N/A	N/A
[1]	Represents amounts received from front-end sales charges on Advisor Class A shares.
[2]	Represents payments made under Distribution Plans (see “Distribution Plans” below.)

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[3]	The Advisor Class A shares of the Global Fund have not commenced operations as of the date of this SAI.
[4]	The Water Infrastructure Fund commenced operations on June 29, 2007.
5	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

Distribution Plans

The Company, on behalf of the Funds, has adopted separate Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”) for each of the Advisor Class A and Advisor C shares.  Under the Advisor Class A Plan, Advisor Class A shares may pay up to an annual rate of 0.50% (currently limited to 0.25%) of the average daily NAV of such shares to the Distributor or other qualified recipient under the Plan.  Under the Advisor Class C Plan, Advisor Class C shares may pay an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the Distributor.

The Plan for the Advisor Class A shares is a “reimbursement” plan that provides the Company the ability to use assets of the Funds to reimburse KFDI and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan up to 0.50% of average daily net assets.  The Plan for Advisor Class C shares is a “compensation” type plan that provides the Company with the ability to use assets of the Funds to pay KFDI and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan.

Activities covered by the Plans include:

•	the advertising and marketing of shares of the Funds covered by the Plans;
•	preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
•	implementing and operating the Plans.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (“Independent Directors”), cast in person at a meeting called for that purpose.  As long as the Plans are in effect, the Independent Directors must select and nominate other Independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Funds' outstanding shares covered by the Plans.  All material amendments to the Plans or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFDI is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans.  KFDI is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

Pursuant to the Plans, during the fiscal year ending December 31, 2007, the Advisor Class A and Advisor Class C shares accrued the following fees:

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Advisor Class A shares

12b-1 Fees	2007
The Internet Fund	$935
The Global Fund[1]	N/A
The Paradigm Fund	$819,326
The Medical Fund	$2,938
The Small Cap Opportunities Fund	$57,981
The Market Opportunities Fund	$61,458
Water Infrastructure Fund[2]	$1,971
Multi-Disciplinary Fund[3]	N/A
1   The Advisor Class A shares of the Global Fund have not commenced operations as of the date of this SAI.
2   The Water Infrastructure Fund commenced operations on June 29, 2007.
3   The Multi-Disciplinary Fund commenced operations on February 11, 2008.

Advisor Class C shares

12b-1 Fees	2007
The Internet Fund	$545
The Global Fund[1]	N/A
The Paradigm Fund	$1,499,415
The Medical Fund	$629
The Small Cap Opportunities Fund	$11,228
The Market Opportunities Fund	$22,320
Water Infrastructure Fund[2]	$2,546
Multi-Disciplinary Fund[3]	N/A
1   The Advisor Class A shares of the Global Fund have not commenced operations as of the date of this SAI.
2   The Water Infrastructure Fund commenced operations on June 29, 2007.
3   The Multi-Disciplinary Fund commenced operations on February 11, 2008.

These amounts were accrued and paid to broker-dealers as compensation for distribution services.  No payments pursuant to the Plans were made by the Funds for advertising, printing or mailing Prospectuses, or interest or other carrying or finance charges.

Custodian

U.S. Bank N.A. (“U.S. Bank”), with principal offices at 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212 is custodian for the securities and cash of the Portfolios.  Under a Custody Agreement, U.S. Bank holds the Portfolios’ assets in safekeeping and keeps all necessary records and documents relating to its duties.  U.S. Bank receives an annual fee equal to 0.005%of each Portfolio’s market value with a minimum annual fee of $3,000.

U.S. Bank also serves as custodian of the shares of beneficial interest of the Portfolios held by the Funds pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping of such shares of beneficial interest and all necessary records and documents relating to such shares.

Codes of Ethics

The Company, Kinetics, KFDI and the Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolios, for their own accounts.

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Valuation of Shares

Shares of the Funds are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Funds.  The Funds’ NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time, 12:00 p.m. for the Kinetics Government Money Market Fund) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For all Portfolios except the Kinetics Government Money Market Portfolio, the Portfolios’ equity securities are valued each day at the last quoted sales price on the securities principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  The Portfolios’ securities that are listed on the Nasdaq Stock Market Inc. are valued using the NASDAQ Official Closing Price (“NOCP”) , and if no NOCP is available, then at the last reported bid price.  In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined in good faith in accordance with procedures approved by the Board of Trustees.  The Portfolios may use independent pricing services to assist in calculating the NAV of the Portfolio’s shares.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices.  Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued based on the quotations obtained from market makers, dealers, or pricing services.  Securities which have no public market and all other assets of the Portfolios are considered at such value as the Investment Adviser or Sub-Adviser may determine in good faith, in accordance with the Portfolios’ valuation procedures as approved by the Board of Trustees.

The Portfolios’ debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser or Sub-Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Trading in foreign securities may be completed at times when the NYSE is closed.  In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of a Portfolio’s net asset value.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

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The NAV per share of each Class of shares of a Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses attributable to that Class) by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class) - (Liabilities of the Class)	=	NAV per share
Shares Outstanding of the Class

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair market value.  In the event that amortized cost does not reflect market value, market prices as determined above will be used.  Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolios.

The Kinetics Government Money Market Portfolio will utilize the amortized cost method in valuing its portfolio securities.  This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  The purpose of this method of calculation is to facilitate the maintenance of a consistent NAV per share for the Fund and the Portfolio of $1.00.  However, there is no assurance that the $1.00 NAV per share will be maintained.

Portfolio Holdings Information

The Company, on behalf of the Funds, and the Trust, on behalf of the Portfolios, maintain policies and procedures relating to selective disclosure of portfolio holdings (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds and the Portfolios.  These Portfolio Holdings Policies have been approved by the Board of Directors of the Company on behalf of the Funds and the Board of Trustees of the Trust on behalf of the Portfolios.  Disclosure of the Funds’/Portfolios’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s web-site at www.sec.gov.  Under the Portfolio Holdings Policies, neither the Company/Trust nor any representative of the Company/Trust may solicit or accept any compensation or other consideration in connection with Portfolio Holdings.

The Adviser only discloses information concerning securities held by the Funds and the Portfolios under the following circumstances:

•
twenty calendar days after the end of each calendar month, the Adviser may post (a) the top fifteen (15) securities held by each Fund/Portfolio and their respective percentage of the Portfolio on the Company’s website and (b) the top five (5) performing and the bottom five (5) performing securities held by each of the Trust’s portfolios; and

•
as required by the federal securities laws, the Fund/Portfolio will disclose portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Portfolio holdings information that is not filed with the SEC or posted on the Company’s website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive.  Disclosure to such third parties must be approved in advance by the Company’s/Trust’s or Adviser’s President.  The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the Fund/Portfolio, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of a Fund/Portfolio,) only upon approval by the Company’s/Trust’s or Adviser’s President, who must first determine that the Fund/Portfolio has a legitimate business purpose for doing so.  In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.  In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Trust’s Adviser, the Trust’s Sub-Adviser, the Company’s/Trust’s transfer agent and Administrator – U.S. Bancorp Fund Services, LLC, the Company’s/Trust’s independent registered public accounting firm, the Company’s/Trust’s custodian, the Company’s/Trust’s legal counsel and the Company’s/Trust’s proxy voting service.  Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions.  “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).  Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the portfolio.  Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of a Fund/Portfolio only with the permission of the Administrator.  From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Fund/Portfolio seeking portfolio securities trading suggestions.  In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

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The Company’s/Trust’s Portfolio Holdings Policies set forth the third parties who receive portfolio holdings information pursuant to ongoing arrangements.  Furthermore, the Portfolio Holdings Policies can only be revised by Board approval.  The Board will be notified by the Adviser and the Administrator if disclosures are made concerning the Company’s/Trust’s portfolio holdings in contravention of the Company’s/Trust’s Portfolio Holdings Policies.

In determining the existence of a legitimate business purpose, and in order to ensure that the disclosure of the Company’s/Trust’s portfolio holdings is in the best interests of the Company’s/Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Company/Trust or its service providers when disclosing non-public portfolio holdings information to selected third parties:  (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Company’s/Trust’s shareholders and the service providers.

Purchasing Shares

Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Funds.  Shares of the Funds are sold at their NAV plus any applicable sales charge.  Except for the Funds themselves (through KFDI), only investment dealers that have an effective selling agreement with the Funds are authorized to sell shares of the Funds.

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and  completing a thorough review of all New Account Application Forms.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

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Offering Price of Advisor Class A Shares

Advisor Class A Shares of the Funds are sold with a maximum front-end sales charge of 5.75%.  Using the NAV per share as of April 1, 2008 (except with respect to the Global Fund, which is using a hypothetical NAV), the maximum offering price of each Fund’s Advisor Class A Shares would be as follows:

Fund	Net Asset Value	Maximum Sales Charge	Offering Price to Public
The Internet Fund	$31.16	5.75%	$33.06
The Global Fund*	$10.00	5.75%	$10.61
The Paradigm Fund	$26.25	5.75%	$27.85
The Medical Fund	$18.51	5.75%	$19.64
The Market Opportunities Fund	$13.02	5.75%	$13.81
The Small Cap Opportunities Fund	$25.49	5.75%	$27.05
Water Infrastructure Fund	$9.97	5.75%	$10.58
Multi-Disciplinary Fund	$10.00	5.75%	$10.61

* The Advisor Class A shares of the Global Fund have not yet commenced operations.

The actual sales charge that is paid by an investor on the purchase of Advisor Class A Shares may differ slightly from the sales charge listed above or in the applicable Prospectus due to rounding in the calculations.  Contact your broker or dealer for further information.

Advisor Class A Shares – Sales Load Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

•	You are an employee of a broker-dealer or agent that has a selling agreement with the Distributor;
•	You buy Advisor Class A shares under a wrap program or other all-inclusive program offered by your broker-dealer or agent; or
•	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Employees, directors or trustees of the Adviser, KFDI, the Company, the Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such entities’ employees, directors or trustees will also not have to pay a sales charge on Advisor Class A shares.

Advisor Class A Shares – Reducing the Sales Charge

Advisor Class A shares of the Funds are sold at their NAV plus a sales charge as described in the Prospectus.  Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

•	purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
•	signing a 13-month letter of intent
•	using the reinvestment privilege
•	making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances.  Consult your broker-dealer.

Large Purchases and Quantity Discounts   As indicated in the applicable Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share.  If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in the Fund.  For example, if a shareholder already owns shares of a Fund with a value at the current NAV of $40,000 and subsequently purchases $10,000 more at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus.  At the time of purchasing additional purchases, shareholders should inform the Funds in writing that they already own Advisor Class A shares of the Fund.

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Signing a Letter of Intent   If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent (“LOI”) to reduce the sales charge.  A letter of intent includes a provision providing for the assessment of the sales charge for each purchase based on the amount you intend to purchase within the 13-month period.  It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed.  The shares held in escrow in the investor’s account will be released when the 13-month period is over.  If the investor does not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference between the sales charge paid and the sales charge applicable to the individual purchases had the LOI not been in effect.  Any remaining escrow shares will be released from escrow.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased.  Any shares (except money market shares) purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date.  The investor’s prior trade prices will not be adjusted.

Reinvestment Privilege   If Advisor Class A shares of any of the Funds have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge.  Shareholders should inform the Funds, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases   Another way to reduce the sales charge is to combine purchases made at the same time in a Fund and one or more other Funds that apply sales charges.  For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund, the sales charge would be lower.  Investors should inform the Funds in writing about the concurrent purchases so that they will not be overcharged.

Broker-Dealer Purchases   Purchases of Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Involuntary Redemptions The Funds reserve the right to redeem shares of accounts where the account balance is less than $1,000 with respect to the No Load, Advisor Class A and Advisor Class C shares and less than $100,000 with respect to the Institutional Class.  See the applicable Prospectus for more information on accounts with low balances.

Exchange Privilege

Shareholders may exchange shares of a Fund for shares of any other Fund offered by the Company.  Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long-term capital gains or losses on the exchange.  An exchange of Fund shares, other than the Government Money Market Fund, held for 30 days or less may be subject to a 2.00% redemption fee.

Shareholders may exchange shares by telephone or in writing as follows:

•	By Telephone

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You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging.  Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

•	In Writing

You may send your exchange request in writing.  Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

Generally, you may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares and Advisor Class C shares for Advisor Class C shares.  However, any share class of the  Funds may exchange into and out of the No Load Class of the Kinetics  Government Money Market Fund because the Kinetics Government Money Market Fund does not offer Advisor Class A, Advisor Class C or Institutional Class shares.  In all cases involving Advisor Class A share exchanges, shareholders will be required to pay a sales charge only once, assuming they are not eligible for a sales charge waiver.

NOTE:  The Funds may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders.  Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes.  If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations

The Funds do not intend to issue stock certificates representing shares purchased.  Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Special Incentive Programs

At various times the Funds may implement programs under which a dealer’s sales force may be eligible to (a) win nominal awards for certain sales efforts or as part of recognition programs conforming to criteria established by the Funds, or (b) participate in sales programs sponsored by the Funds.  In addition, the Adviser, in its discretion, may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Funds.  These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers

The Funds may authorize one or more brokers to accept purchase orders on a shareholder’s behalf.  Brokers are authorized to designate intermediaries to accept orders on the Funds’ behalf.  An order is deemed to be received when an authorized broker or agent accepts the order.  Orders will be priced at the Funds’ NAV next computed after they are accepted by an authorized broker or agent.

For all classes other than the Institutional Class, if any authorized dealer receives an order of at least $1,000, the dealer may contact the Funds directly.  Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Funds by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be effected at the next determined NAV.  It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares

To redeem shares, shareholders may send a written request in “good order” to:

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Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services
P.O. Box 701
Milwaukee, WI  53201-0701
1-800-930-3828

A written request in “good order” to redeem shares must include:

•	the shareholder’s name,
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the Funds or proceeds be made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

•	a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
•	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
•	a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
•	any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions.  The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Redemption Fees

The Funds, with the exception of the Kinetics Government Money Market Fund, are designed for long-term investors willing to accept the risks associated with a long-term investment.  The Funds are not designed for short-term traders.

For these reasons, the Funds, with the exception of the Kinetics Government Money Market Fund, assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less.  These fees will be paid to the Funds to help offset transaction costs.  Each Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Funds will use the first-in, first-out (“FIFO”) method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed using the current NAV of those shares.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

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Brokerage

Each Portfolio’s assets are invested by the Adviser or Sub-Adviser in a manner consistent with the Portfolio’s investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time.  Within this framework, the Adviser or Sub-Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each Portfolio.  With respect to the Water Infrastructure Portfolio, the Adviser, rather than the Sub-Adviser, will be responsible for the selection of broker-dealers, the negotiation of commission rates and the execution of transactions for the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolios of negotiated brokerage commissions.  Such commissions vary among different brokers.  A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.  Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States.  There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up.  In underwritten offerings, the price paid by the Adviser on behalf of the Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers.  A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolios, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved.  For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolios do not necessarily pay the lowest commissions available.  The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser or Sub-Adviser.  Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser or Sub-Adviser, the Adviser or Sub-Adviser receives a benefit without providing any direct monetary benefit to the Portfolios from these transactions.  The Adviser and Sub-Adviser believe that most research services obtained by them generally benefit several or all of the investment companies and private accounts that they manage, as opposed to solely benefiting one specific managed fund or account.

The Trust, on behalf of a Portfolio, may also enter into arrangements, commonly referred to as “broker/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolio in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of the Portfolio’s custodian, administrative or transfer agency fees, and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker.  The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The Portfolios may direct certain portfolio trades to unaffiliated brokers who pay a portion of the commissions for those trades in cash to the applicable Portfolio that generated the commission.  For the year ended December 31, 2007, the total expenses of the Portfolios were reduced by $16,172, $525, $35,861, $16,254, and $213,197, for the Internet Portfolio, Global Portfolio, Paradigm Portfolio, Medical Portfolio and Small Cap Opportunities Portfolio, respectively, by using directed brokerage credits.

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From time-to-time, the Adviser may effect transactions in portfolio securities with executing brokers that may also promote or sell shares of the Funds/Portfolios (“selling brokers”) pursuant to policies adopted by the Company’s/Trust’s Board of Directors/Trustees.  These policies provide that the Adviser shall not (i) take into consideration the promotion or sale of the Funds’/Portfolios’ shares as a factor in selecting executing brokers for the Funds/Portfolios, (ii) enter into an arrangement or understanding (whether oral or written) pursuant to which the Adviser directs, or is expected to direct, portfolio securities transactions or any other remuneration (as described below) to any broker or dealer in consideration for the promotion or sale of the Funds/Portfolios, and (iii) enter into a “step out” or any other type of arrangement under which a portion of the Funds’/Portfolios’ commission is directed to the selling brokers for the purpose of compensating such brokers for promoting or selling shares of the Funds/Portfolios.  This prohibition applies to all transactions whether such transaction involves a commission, mark-up, mark down, other fee or portion of another fee paid or to be paid from a transaction effected through an executing broker.

The same security may be suitable for a Portfolio, another Portfolio series of the Trust or other private accounts managed by the Adviser or Sub-Adviser.  If and when a Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts.  The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

All brokerage commissions are reflected at the Portfolio level.  The following table represents the total brokerage commissions paid by the Portfolios for the years ended December 31, 2007, 2006, and 2005 respectively:

Total Brokerage Commissions Paid	2007	2006	2005
The Internet Portfolio	$55,916	$100,880	$73,480
The Global Portfolio	$2,847	$4,880	$1,639
The Paradigm Portfolio	$1,905,741	$1,710,960	$608,662
The Medical Portfolio	$24,500	$13,891	$8,712
The Small Cap Opportunities Portfolio	$1,196,988	$667,746	$290,668
The Market Opportunities Portfolio[1]	$111,735	$43,849	N/A
The Kinetics Government Money Market Portfolio	N/A	N/A	N/A
The Water Infrastructure Portfolio[2]	$10,124	N/A	N/A
The Multi-Disciplinary Portfolio[3]	N/A	N/A	N/A
1   The Market Opportunities Portfolio commenced operations on January 31, 2006.
2   The Water Infrastructure Portfolio commenced operations on June 29, 2007.
3   The Multi-Disciplinary Portfolio commenced operations on February 11, 2008.

The significant changes between the aggregate dollar amounts of brokerage commissions paid in 2007, 2006 and 2005 by the Internet Portfolio, the Paradigm Portfolio, the Market Opportunities Portfolio and the Small Cap Opportunities Portfolio are due to the capital flows to each Portfolio.

During the fiscal years ended December 31, 2006 and 2005, certain Portfolios effected a portion of their portfolio transactions through KBD Securities, LLC, which is an affiliate of the Adviser and the Distributor.  The table below discloses the aggregate amount of commissions paid to KBD Securities, LLC by the Portfolios during the fiscal years ended December 31, 2006 and 2005.  No portfolio transactions were effected through KBD Securities, LLC during the fiscal year ended December 31, 2007.

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Total Affiliated Brokerage Commissions Paid[1]
Portfolio	2006 Aggregate Amount	2005 Aggregate Amount
The Internet Portfolio	$5,312	$19,320
The Global Portfolio	$1,569	$855
The Paradigm Portfolio	$62,827	$210,699
The Medical Portfolio	$1,850	$2,492
The Small Cap Opportunities Portfolio	$18,265	$105,783
The Market Opportunities Portfolio[2]	$1,701	N/A
The Kinetics Government Money Market Portfolio	N/A	N/A
The Water Infrastructure Portfolio[3]	N/A	N/A
The Multi-Disciplinary Portfolio[4]	N/A	N/A
1 The commissions listed do not reflect brokerage credits issued to the Funds by KBD Securities, LLC.
2The Market Opportunities Portfolio commenced operations on January 31, 2006.
3The Water Infrastructure Portfolio commenced operations on June 29, 2007.
4The Multi-Disciplinary Portfolio commenced operations on February 11, 2008.

Taxes

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal – General Information

Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, each of the Funds generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Each of the Funds invests all of its assets in and derives all of its income from a corresponding master portfolio, which is treated as a partnership for federal tax purposes, and each Fund will be treated as recognizing an allocable share of the income, gain, loss, deduction and credit of the master portfolio in which it invests.  For purposes of the Income and Diversification Requirements, a Fund will be treated as receiving its allocable share of items of income and gain of the master portfolio and as owning its allocable share of the master portfolio’s assets.  Thus, a Fund’s ability to satisfy the Income and Diversification Requirements depends upon the character of the master portfolio’s income and assets.  Each master portfolio intends to invest its assets so that its Fund investors will satisfy the Income and Diversification Requirements.

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Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with this distribution requirement.  If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund could be subject to the tax laws of such states or localities.

Taxation of Certain Financial Instruments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a master portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  The tax consequences of such transactions and investments will pass through to each Fund and may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which any master portfolio invests, the corresponding Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the master portfolio fails to make an election to recognize income annually during the period of its ownership of the shares of the PFIC.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, serves as the Funds’ independent registered public accounting firm.  Its services include an audit of the Funds’ financial statements and the performance of other related audit and tax services.

Financial Statements

The Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2007 has been filed with the Securities and Exchange Commission.  The financial statements, notes thereto and Report of Independent Registered Public Accounting Firm included in the Annual Report are incorporated by reference into this SAI.

Financial statements certified by the Funds’ independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A
DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.  Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default.  This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

           Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

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“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings.  A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial  commitments in a timely manner.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality.  This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality.  This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality.  This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk.  Default is a real possibility.  This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issue or issuer.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

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“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category.  Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry.  Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit.  However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative.  While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control.  Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative.  R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear.  Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity.  Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low.  The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-term debt rated R-5 is highly speculative.  There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity.  In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

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“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment.  The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” – An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

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“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA”  ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that there are currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk.  Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A “CC” rating indicates that default of some kind appears probable.  “C” ratings signal imminent default.

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“RD” – Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” –  Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity.  The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high.  In many cases they differ from long-term debt rated “AAA” only to a small degree.  Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality.  Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.  Entities in the “BB” range typically have limited access to capital markets and additional liquidity support.  In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” –Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.”  Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

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(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.  The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating.  The following criteria will be used in making that assessment:

h  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

h  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

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“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

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Exhibit B

ISS 2008 US Proxy Voting Guidelines Concise Summary

2008 U.S. Proxy Voting Guidelines

Concise Summary

ISS Governance Services

December 21, 2007

Copyright © 2007 by RiskMetrics Group.

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ISS Goverance Services
Concise Summary of 2008 U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2008
Updated Dec. 21, 2007
1. Auditors
Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“other” fees) are excessive.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;
•	The length of rotation specified in the proposal;
•	Any significant audit-related issues at the company;
•	The number of audit committee meetings held each year;
•	The number of financial experts serving on the committee; and
•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors
Voting on Director Nominees in Uncontested Elections

Vote AGAINST or WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse;
•	Sit on more than six public company boards;
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•
The company’s proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;
•
The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•
The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The company is a Russell 3000 company that underperformed its industry group (GICS group) under ISS’ “Performance Test for Directors” policy;
•
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election--any or all appropriate nominees (except new) may be held accountable.

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the audit committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
•	Poor accounting practices are identified which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote AGAINST or WITHHOLD from the members of the compensation committee if:

•	There is a negative correlation between the chief executive’s pay and company performance;
•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	The company fails to submit one-time transfers of stock options to a shareholder vote;
•	The company fails to fulfill the terms of a burn-rate commitment made to shareholders;
•	The company has backdated options (see “Options Backdating” policy);
•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting. Generally vote FOR proposals to restore or provide for cumulative voting unless:

•	The company has proxy access or a similar structure to allow shareholders to nominate directors to the company’s ballot; and
•
The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all the following:

•
Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

—	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
—	serves as liaison between the chairman and the independent directors;
—	approves information sent to the board;
—	approves meeting agendas for the board;
—	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
—	has the authority to call meetings of the independent directors;
—	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	The company publicly discloses a comparison of the duties of its independent lead director and its chairman;
•	The company publicly discloses a sufficient explanation of why it chooses not to give the position of chairman to the independent lead director, and instead combine the chairman and CEO positions;
•	Two-thirds independent board;
•	All independent key committees;
•	Established governance guidelines;
•
The company should not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns*, unless there has been a change in the Chairman/CEO position within that time; and

•	The company does not have any problematic governance issues.

Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided, evaluate on a CASE-BY-CASE basis.

* The industry peer group used for this evaluation is the average of the 12 companies in the same six-digit GICS group that are closest in revenue to the company. To fail, the company must underperform its index and industry group on all four measures (one- and three-year on industry peers and index).

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:

•	The ownership threshold proposed in the resolution;
•The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

3. Proxy Contests
Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50 percent of the directors to be elected is contested in the election;
•	One or more of the dissident’s candidates is elected;
•	Shareholders are not permitted to cumulate their votes for directors; and
•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Takeover Defenses
Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or
•
The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting, or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation
Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including:

•	The reasons for reincorporating;
•	A comparison of the governance provisions;
•	Comparative economic benefits; and
•	A comparison of the jurisdictional laws.

7. Capital Structure
Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

•	Rationale;
•	Good performance with respect to peers and index on a five-year total shareholder return basis;
•	Absence of non-shareholder approved poison pill;
•	Reasonable equity compensation burn rate;
•	No non-shareholder approved pay plans; and
•	Absence of egregious equity compensation practices.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders;
•	It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), and AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;
•	The plan expressly permits the repricing of stock options without prior shareholder approval;
•	There is a disconnect between CEO pay and the company’s performance;
•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group; or
•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, the CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices:

•	Egregious employment contracts (e.g., multi-year guarantees for salary increases, bonuses, and equity compensation);
•
Excessive perks (overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary);

•
Abnormally large bonus payouts without justifiable performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance);

•
Egregious pension/SERP (supplemental executive retirement plan) payouts (inclusion of additional years of service not worked that result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package (e.g., excessive “make whole” provisions);
•	Excessive severance and/or change-in-control provisions: Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 3X cash pay;

—	Severance paid for a “performance termination,” (i.e., due to the executive’s failure to perform job functions at the appropriate level);
—	Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);
—	Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;
•
Poor disclosure practices, (unclear explanation of how the CEO is involved in the pay setting process, retrospective performance targets and methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);

•	Internal pay disparity (e.g., excessive differential between CEO total pay and that of next highest-paid named executive officer);
•	Other excessive compensation payouts or poor pay practices at the company.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.
•	Vesting schedule or mandatory holding/deferral period:
—	A minimum vesting of three years for stock options or restricted stock; or
—	Deferred stock payable at the end of a three-year deferral period.
•	Mix between cash and equity:
—	A balanced mix of cash and equity, for example 40 percent cash/60 percent equity or 50 percent cash/50 percent equity; or
—	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites provided to non-employee directors; and
•
Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;
•	Offering period is 27 months or less; and
•	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or
•	Offering period is greater than 27 months; or
•	The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Options Backdating

In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

•	Reason and motive for the options backdating issue (inadvertent vs. deliberate grant date changes);
•	Length of time of options backdating;
•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;
•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, considering:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
•	Rationale for the re-pricing--was the stock price decline beyond management's control?
•	Is this a value-for-value exchange?
•	Are surrendered stock options added back to the plan reserve?
•	Option vesting--does the new option vest immediately or is there a black-out period?
•	Term of the option--the term should remain the same as that of the replaced option;
•	Exercise price--should be set at fair market or a premium to market;
•	Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock, and on plans that do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Transfer Programs of Stock Options

Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•	Executive officers and non-employee directors are excluded from participating;
•
Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Vote AGAINST equity plan proposals if the details of ongoing Transfer of Stock Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;
•	Vesting;
•	Bid-price;
•	Term of options;
•	Transfer value to third-party financial institution, employees and the company.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Compensation Consultants--Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's compensation plan for senior executives. The proposal should have the following principles:

•	Sets compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
•	Delivers a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;
•
Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;
•
Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance-driven?
•
If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?
•	What type of industry and stage of business cycle does the company belong to?

Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•
First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•
Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of these two requirements.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 plan must be disclosed within two business days in a Form 8-K;
•	Amendment or early termination of a 10b5-1 plan is allowed only under extraordinary circumstances, as determined by the board;
•	Ninety days must elapse between adoption or amendment of a 10b5-1 plan and initial trading under the plan;
•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 plan;
•	An executive may not trade in company stock outside the 10b5-1 Plan.
•	Trades under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation, taking into consideration:

•	If the company has adopted a formal recoupment bonus policy; or
•	If the company has chronic restatement history or material financial problems.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;
•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the change of control);
•
Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

9. Corporate Social Responsibility (CSR) Issues
Consumer Lending

Vote CASE-BY-CASE on requests for reports on the company’s lending guidelines and procedures, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms to prevent abusive lending practices;
•	Whether the company has adequately disclosed the financial risks of the lending products in question;
•	Whether the company has been subject to violations of lending laws or serious lending controversies;
•	Peer companies’ policies to prevent abusive lending practices.

Pharmaceutical Pricing

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•	The existing level of disclosure on pricing policies;
•	Deviation from established industry pricing norms;
•	The company’s existing initiatives to provide its products to needy consumers;
•	Whether the proposal focuses on specific products or geographic regions.

Product Safety and Toxic Materials

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic materials and/or product safety in its supply chain, unless:

•	The company already discloses similar information through existing reports or policies such as a supplier code of conduct and/or a sustainability report;
•
The company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies or violations.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phaseout of certain toxic chemicals and/or evaluate and disclose the financial and legal risks associated with utilizing certain chemicals, considering:

•	Current regulations in the markets in which the company operates;
•	Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and
•	The current level of disclosure on this topic.

Climate Change

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

•
The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

•	The company’s level of disclosure is comparable to or better than information provided by industry peers; and
•	There are no significant fines, penalties, or litigation associated with the company’s environmental performance.

Greenhouse Gas Emissions

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines, or litigation resulting from greenhouse gas emissions.

Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities; and
•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and
•
The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

•
The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.